UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-05202

The Dreyfus/Laurel Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	7/31/14

The following N-Q relates only to the Registrant’s series listed below and does not affect Dreyfus Core Equity Fund and Dreyfus Floating Rate Income Fund, a series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements. A separate N-Q will be filed for Dreyfus Core Equity Fund and Dreyfus Floating Rate Income Fund, as appropriate.

Dreyfus AMT-Free Municipal Reserves

Dreyfus BASIC S&P 500 Stock Index Fund

Dreyfus Bond Market Index Fund

Dreyfus Disciplined Stock Fund

Dreyfus Money Market Reserves

Dreyfus Opportunistic Emerging Markets Debt Fund

Dreyfus Opportunistic Fixed Income Fund

Dreyfus Tax Managed Growth Fund

Dreyfus U.S. Treasury Reserves

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS

Dreyfus AMT-Free Municipal Reserves

July 31, 2014 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--99.5%	Rate (%)	Date	Amount ($)		Value ($)
Alabama--3.0%
Chatom Industrial Development
Board, Gulf Opportunity Zone
Revenue (PowerSouth Energy
Cooperative Projects) (LOC;
National Rural Utilities
Cooperative Finance
Corporation)	0.21	8/7/14	5,000,000	a	5,000,000
Mobile County Industrial
Development Authority, Gulf
Opportunity Zone Revenue (SSAB
Alabama Inc.) (LOC; Swedbank)	0.09	8/7/14	2,000,000	a	2,000,000

Arizona--.7%
Arizona Health Facilities
Authority, Revenue (Community
Behavioral Health Properties
of Southern Arizona Project)
(LOC; Wells Fargo Bank)	0.16	8/7/14	555,000	a	555,000
Arizona Water Infrastructure
Finance Authority, Water
Quality Revenue	5.00	10/1/14	575,000		579,586
Arizona Water Infrastructure
Finance Authority, Water
Quality Revenue	5.00	10/1/14	440,000		443,479

Colorado--4.0%
Colorado Educational and Cultural
Facilities Authority, Revenue,
Refunding (Boulder Country Day
School Project) (LOC; Wells
Fargo Bank)	0.16	8/7/14	1,425,000	a,b	1,425,000
Colorado Postsecondary Educational
Facilities Authority, Revenue

(Mullen High School Project)
(LOC; Wells Fargo Bank)	0.21	8/7/14	855,000	a,b	855,000
Gateway Regional Metropolitan
District, Limited Tax
Improvement GO Notes,
Refunding (LOC; Wells Fargo
Bank)	0.16	8/7/14	2,035,000	a	2,035,000
Sheridan Redevelopment Agency,
Tax Increment Revenue,
Refunding (South Santa Fe
Drive Corridor Redevelopment
Project) (LOC; JPMorgan Chase
Bank)	0.10	8/7/14	4,970,000	a	4,970,000

Connecticut--6.9%
Connecticut Health and Educational
Facilities Authority, Revenue
(Eagle Hill School Issue)
(LOC; JPMorgan Chase Bank)	0.11	8/7/14	4,850,000	a,b	4,850,000
Connecticut Health and Educational
Facilities Authority, Revenue
(The Children's School Issue)
(LOC; JPMorgan Chase Bank)	0.11	8/7/14	5,470,000	a,b	5,470,000
Shelton Housing Authority,
Revenue (Crosby Commons
Project) (LOC; M&T Trust)	0.11	8/7/14	5,485,000	a	5,485,000

District of Columbia--1.1%
District of Columbia Water and
Sewer Authority, Public
Utility Subordinated Lien
Revenue (Eagle 2013-0012
Program) (Liquidity Facility;
Citibank NA)	0.09	8/7/14	2,500,000 a,c,d		2,500,000

Florida--5.4%
Brevard County,
Revenue (Holy Trinity
Episcopal Academy Project)
(LOC; Wells Fargo Bank)	0.21	8/7/14	730,000	a,b	730,000
Collier County Industrial
Development Authority, Revenue

(Redlands Christian Migrant
Association, Inc. Project)
(LOC; Bank of America)	0.18	8/7/14	2,945,000	a	2,945,000
Hillsborough County,
IDR (The Museum of Science &
Industry and The Institute for
Business & Home Safety
Project) (LOC; Branch Banking
and Trust Co.)	0.08	8/7/14	1,080,000	a	1,080,000
Hillsborough County Industrial
Development Authority, Revenue
(Independent Day School
Project) (LOC; Bank of America)	0.20	8/7/14	1,200,000	a,b	1,200,000
Jacksonville,
Educational Facilities Revenue
(Edward Waters College
Project) (LOC; Wells Fargo
Bank)	0.16	8/7/14	800,000	a,b	800,000
Palm Beach County,
IDR (Boca Raton Jewish
Community Day School, Inc.
Project) (LOC; Wells Fargo
Bank)	0.16	8/7/14	1,115,000	a,b	1,115,000
Sarasota County Health Facilities
Authority, Health Care
Facilities Revenue (Bay
Village of Sarasota, Inc.
Project) (LOC; Bank of America)	0.18	8/7/14	4,600,000	a	4,600,000

Georgia--2.0%
Cobb County Development Authority,
Revenue (Dominion Christian
High School, Inc. Project)
(LOC; Branch Banking and Trust
Co.)	0.09	8/7/14	2,685,000	a,b	2,685,000
Douglas County Development
Authority, Revenue (Colonial
Hills School Property, LLC
Project) (LOC; Branch Banking
and Trust Co.)	0.08	8/7/14	1,895,000	a,b	1,895,000

Illinois--4.3%

Illinois Educational Facilities
Authority, Revenue (The
Lincoln Park Society) (LOC;
Citibank NA)	0.13	8/7/14	2,700,000	a	2,700,000
Illinois Finance Authority,
Revenue (Cristo Rey Jesuit
High School Project) (LOC;
JPMorgan Chase Bank)	0.15	8/7/14	1,765,000	a,b	1,765,000
Illinois Finance Authority,
Revenue (Holy Family
Ministries Center) (LOC; PNC
Bank NA)	0.12	8/7/14	2,665,000	a	2,665,000
Lake Villa,
Revenue (The Allendale
Association Project) (LOC;
Wells Fargo Bank)	0.10	8/7/14	2,760,000	a	2,760,000

Indiana--2.9%
East Porter County School Building
Corporation, First Mortgage
Bonds, Refunding (Deutsche
Bank Spears/Lifers Trust
Series DB-144) (Liquidity
Facility; Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.13	8/7/14	5,030,000 a,b,c,d		5,030,000
Indiana Bond Bank,
Advance Funding Program Notes
(Liquidity Facility; JPMorgan
Chase Bank)	1.25	1/6/15	1,700,000		1,707,333

Kentucky--.9%
Kentucky Rural Water Finance
Corporation, Public Projects
Construction Notes	1.00	8/1/15	1,700,000		1,713,056
Mason County,
PCR (East Kentucky Power
Cooperative, Inc. Project)
(Liquidity Facility; National
Rural Utilities Cooperative
Finance Corporation)	0.25	8/7/14	450,000	a	450,000

Louisiana--1.6%

Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Kenner
Theatres, L.L.C. Project)
(LOC; FHLB)	0.11	8/7/14	3,650,000	a	3,650,000

Maryland--4.2%
Baltimore County,
GO Notes, Refunding (Pension
Funding Bonds)	5.00	8/1/14	1,000,000		1,000,000
Baltimore County,
Revenue, Refunding (Shade Tree
Trace Apartments Facility)
(LOC; M&T Trust)	0.11	8/7/14	3,055,000	a	3,055,000
Maryland Economic Development
Corporation, EDR (Blind
Industries and Services of
Maryland Project) (LOC; Bank
of America)	0.18	8/7/14	5,610,000	a	5,610,000

Minnesota--2.6%
Minneapolis,
MFHR (Saint Hedwig's Assisted
Living Project) (LOC; Wells
Fargo Bank)	0.16	8/7/14	620,000	a	620,000
Minneapolis,
Nursing Home Revenue,
Refunding (Catholic Eldercare
Project) (LOC; Wells Fargo
Bank)	0.16	8/7/14	530,000	a	530,000
Minnesota Rural Water Finance
Authority, Public Projects
Construction Notes	1.00	1/1/15	3,300,000		3,310,365
Saint Paul Housing and
Redevelopment Authority,
Revenue (Goodwill/Easter Seals
Project) (LOC; U.S. Bank NA)	0.19	8/7/14	1,600,000	a	1,600,000

Mississippi--1.1%
Mississippi Business Finance
Corporation, Gulf Opportunity

Zone IDR (Chevron U.S.A. Inc.
Project)	0.04	8/1/14	2,500,000	a	2,500,000

Missouri--3.3%
Kirkwood Industrial Development
Authority, Revenue (Concordia
Lutheran Church Community
Recreational Facilities
Project) (LOC; Bank of America)	0.23	8/7/14	1,740,000	a	1,740,000
Saint Louis Industrial Development
Authority, MFHR (Hamilton
Place Apartments) (LOC; FHLMC)	0.10	8/7/14	4,635,000	a	4,635,000
Saint Louis Parking Commission
Finance Corporation, Parking
Revenue (Cupples Garage
Project) (LOC; Bank of America)	0.18	8/7/14	1,125,000	a	1,125,000

Nebraska--1.7%
Public Power Generation Agency of
Nebraska, Revenue (Whelan
Energy Center Unit Number 2)
(Eagle Series 2013-0007)
(Liquidity Facility; Citibank
NA and LOC; Berkshire Hathaway
Assurance Corporation)	0.08	8/7/14	4,000,000 a,c,d		4,000,000

Nevada--1.5%
Deutsche Bank Spears/Lifers Trust
(Series DBE-668) (Clark County
School District, Limited Tax
Building Bonds GO) (Liquidity
Facility; Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.19	8/7/14	3,400,000 a,b,c,d		3,400,000

New Hampshire--2.4%
New Hampshire Health and Education
Facilities Authority, Revenue
(University System of New
Hampshire Issue) (Liquidity
Facility; Wells Fargo Bank)	0.12	8/1/14	3,000,000	a,b	3,000,000
Rockingham County,

GO Notes, TAN	0.50	12/19/14	2,500,000		2,503,250

New Jersey--3.3%
Monroe Township,
GO Notes, BAN	1.00	2/6/15	2,308,000		2,317,059
North Wildwood,
GO Notes, BAN	1.00	8/27/14	4,000,000		4,000,875
Stafford Township,
GO Notes, BAN (General
Improvement and Water/Sewer
Utility)	1.00	5/18/15	1,140,000		1,145,949

New Mexico--1.0%
Santa Fe County,
Education Facility Revenue
(Archdiocese of Santa Fe
School Project) (LOC; U.S.
Bank NA)	0.21	8/7/14	2,400,000	a,b	2,400,000

New York--8.3%
Monroe County Industrial
Development Agency, Civic
Facility Revenue (The Glen at
Cherry Ridge, LLC Project)
(LOC; HSBC Bank USA)	0.08	8/7/14	2,000,000	a	2,000,000
Monroe County Industrial
Development Agency, Civic
Facility Revenue (YMCA of
Greater Rochester Project)
(LOC; M&T Trust)	0.11	8/7/14	7,780,000	a	7,780,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Jewish
Community Center on the Upper
West Side, Inc. Project) (LOC;
M&T Trust)	0.11	8/7/14	4,100,000	a	4,100,000
Saratoga County Capital Resource
Corporation, Revenue (The
Saratoga Hospital Project)
(LOC; HSBC Bank USA)	0.07	8/7/14	1,400,000	a	1,400,000
South Jefferson Central School

District, GO Notes, BAN	1.00	6/19/15	3,875,000	b	3,895,408

North Carolina--.3%
Catawba County,
Recreational Facilities Lease
Revenue (YMCA of Catawba
Valley Project) (LOC; Wells
Fargo Bank)	0.16	8/7/14	580,000	a	580,000

Ohio--2.9%
Dayton City School District,
School Facilities Construction
and Improvement Unlimited Tax
Refunding Notes	1.25	10/15/14	2,500,000	b	2,504,865
Ohio Public Facilities Commission,
Common Schools GO Notes,
Refunding	5.00	9/15/14	750,000		754,390
Union Township,
GO Notes, BAN (Various Purpose)	1.50	9/10/14	3,300,000		3,303,779

Oklahoma--2.8%
Oklahoma Turnpike Authority,
Turnpike System Second Senior
Revenue, Refunding (Citigroup
ROCS, Series RR II R-11985)
(Liquidity Facility; Citibank
NA)	0.09	8/7/14	6,000,000 a,c,d		6,000,000
Oklahoma Water Resources Board,
Revolving Fund Revenue (Master
Trust)	4.00	4/1/15	500,000		512,603

Pennsylvania--5.6%
Deutsche Bank Spears/Lifers Trust
(Series DBE-1021)
(Pennsylvania Higher Education
Facilities Authority, Revenue
(Student Association, Inc.
Student Housing Project at
California University of
Pennsylvania)) (Liquidity
Facility; Deutsche Bank AG and

LOC; Deutsche Bank AG)	0.16	8/7/14	4,820,000 a,b,c,d		4,820,000
Erie County Hospital Authority,
Revenue (Mercy Terrace
Apartments Project) (LOC; PNC
Bank NA)	0.12	8/7/14	645,000	a	645,000
Montgomery County Industrial
Development Authority, Revenue
(Big Little Associates
Project) (LOC; Wells Fargo
Bank)	0.26	8/7/14	360,000	a	360,000
Northampton County Industrial
Development Authority, Revenue
(Moravian Academy) (LOC; Wells
Fargo Bank)	0.12	8/7/14	800,000	a,b	800,000
Pennsylvania Economic Development
Financing Authority, Recovery
Zone Facility Revenue (Hawley
Silk Mill, LLC Project) (LOC;
PNC Bank NA)	0.12	8/7/14	900,000	a	900,000
Philadelphia Authority for
Industrial Development,
Revenue (The Philadelphia
Protestant Home Project) (LOC;
Bank of America)	0.14	8/7/14	1,700,000	a	1,700,000
Tioga County Industrial
Development Authority, Student
Housing Revenue, BAN
(Mansfield Auxiliary
Corporation Student Housing
Project at Mansfield
University of Pennsylvania)	1.00	3/13/15	1,000,000		1,004,433
York Redevelopment Authority,
Revenue (LOC; M&T Trust)	0.16	8/7/14	2,725,000	a	2,725,000

South Carolina--2.4%
South Carolina Jobs-Economic
Development Authority, EDR
(Anderson Area YMCA, Inc.
Project) (LOC; Branch Banking
and Trust Co.)	0.10	8/7/14	2,565,000	a	2,565,000
South Carolina Jobs-Economic
Development Authority, EDR

(Carolina Children's Home
Project) (LOC; Branch Banking
and Trust Co.)	0.08	8/7/14	3,065,000	a	3,065,000

Tennessee--.9%
Cleveland Health and Educational
Facilities Board, Revenue (Lee
University Project) (LOC;
Branch Banking and Trust Co.)	0.07	8/7/14	2,000,000	a,b	2,000,000

Texas--16.0%
Atascosa County Industrial
Development Corporation, PCR,
Refunding (San Miguel Electric
Cooperative, Inc. Project)
(LOC; National Rural Utilities
Cooperative Finance
Corporation)	0.09	8/7/14	9,000,000	a	9,000,000
Brazos County Health Facilities
Development Corporation,
Revenue, Refunding (Burleson
Saint Joseph Manor) (LOC;
Wells Fargo Bank)	0.16	8/7/14	6,500,000	a	6,500,000
Deutsche Bank Spears/Lifers Trust
(Series DBE-482) (Red River
Education Financing
Corporation, Higher Education
Revenue (Texas Christian
University Project))
(Liquidity Facility; Deutsche
Bank AG and LOC; Deutsche Bank
AG)	0.16	8/7/14	3,000,000 a,b,c,d		3,000,000
Harris County,
GO Notes, Refunding (Permanent
Improvement)	5.75	10/1/14	500,000		504,650
Harris County Cultural Education
Facilities Finance
Corporation, HR (Texas
Children's Hospital Project)
(Citigroup ROCS, Series RR II
R-11821) (Liquidity Facility;
Citibank NA)	0.12	8/7/14	5,250,000 a,c,d		5,250,000

Jefferson County Industrial
Development Corporation,
Hurricane Ike Disaster Area
Revenue (Jefferson Refinery,
L.L.C. Project) (LOC; Branch
Banking and Trust Co.)	0.60	10/15/14	4,900,000		4,900,000
Splendora Higher Education
Facilities Corporation,
Revenue (Fellowship Christian
Academy Project) (LOC; Bank of
America)	0.18	8/7/14	3,100,000	a,b	3,100,000
Texas,
GO Notes (College Student Loan)	4.00	8/1/14	500,000		500,000
Texas,
TRAN	2.00	8/28/14	4,000,000		4,005,328

Utah--.1%
Ogden City Redevelopment Agency,
Tax Increment Revenue (LOC;
Wells Fargo Bank)	0.16	8/7/14	230,000	a	230,000

Vermont--.5%
Vermont Educational and Health
Buildings Financing Agency,
Revenue (Capital Asset
Financing Program) (LOC; Wells
Fargo Bank)	0.12	8/7/14	1,190,000	a,b	1,190,000

Washington--.3%
Washington Housing Finance
Commission, Nonprofit Revenue
(District Council Number Five
Apprenticeship and Training
Trust Fund Project) (LOC;
Wells Fargo Bank)	0.16	8/7/14	470,000	a	470,000
Washington Housing Finance
Commission, Nonprofit Revenue
(The Evergreen School Project)
(LOC; Wells Fargo Bank)	0.16	8/7/14	200,000	a	200,000

Wisconsin--5.5%

Oak Creek,
GO Promissory Notes	2.00	4/1/15	1,000,000		1,011,828
Wisconsin Health and Educational
Facilities Authority, Revenue
(Madison Family Medicine
Residency Corporation, Inc.
Project) (LOC; JPMorgan Chase
Bank)	0.17	8/7/14	2,725,000	a	2,725,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Mequon Jewish Campus, Inc.
Project) (LOC; JPMorgan Chase
Bank)	0.10	8/7/14	2,745,000	a	2,745,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Shady Lane, Inc. Project)
(LOC; U.S. Bank NA)	0.09	8/7/14	3,400,000	a	3,400,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Sinsinawa Nursing, Inc.
Project) (LOC; JPMorgan Chase
Bank)	0.17	8/7/14	725,000	a	725,000
Wisconsin School Districts,
Cash Flow Administration
Program Participation Notes	1.00	10/10/14	2,000,000	b	2,002,950

Total Investments (cost $229,026,186)			99.5%		229,026,186
Cash and Receivables (Net)			.5%		1,068,475
Net Assets			100.0%		230,094,661

a Variable rate demand note - rate shown is the interest rate in effect at July 31, 2014. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b At July 31, 2014, the fund had $59,933,223 or 26.0% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from education.
c Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2014, these securities amounted to $34,000,000 or 14.8% of net assets.
d The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

At July 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

The following is a summary of the inputs used as of July 31, 2014 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	229,026,186
Level 3 - Significant Unobservable Inputs	-
Total	229,026,186

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund's Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus BASIC S&P 500 Stock Index Fund
July 31, 2014 (Unaudited)

Common Stocks--97.1%	Shares	Value ($)
Automobiles & Components--1.1%
BorgWarner	26,182	1,629,829
Delphi Automotive	32,467	2,168,796
Ford Motor	461,092	7,847,786
General Motors	153,337	5,185,857
Goodyear Tire & Rubber	32,138	808,913
Harley-Davidson	25,544	1,579,130
Johnson Controls	77,262	3,649,857
		22,870,168
Banks--5.8%
Bank of America	1,227,915	18,725,704
BB&T	82,552	3,056,075
Citigroup	354,255	17,326,612
Comerica	21,253	1,068,176
Fifth Third Bancorp	101,092	2,070,364
Hudson City Bancorp	51,163	498,839
Huntington Bancshares	99,384	975,951
JPMorgan Chase & Co.	441,363	25,453,404
KeyCorp	106,762	1,445,557
M&T Bank	15,010	1,823,715
People's United Financial	38,682	561,663
PNC Financial Services Group	62,022	5,120,536
Regions Financial	163,480	1,657,687
SunTrust Banks	62,518	2,378,810
U.S. Bancorp	212,583	8,934,863
Wells Fargo & Co.	558,943	28,450,199
Zions Bancorporation	21,243	612,223
		120,160,378
Capital Goods--7.3%
3M	72,544	10,220,724
Allegion	10,503	540,169
AMETEK	27,933	1,360,058

Boeing	78,340		9,438,403
Caterpillar	72,857		7,340,343
Cummins	19,988		2,786,127
Danaher	70,148		5,182,534
Deere & Co.	43,059		3,664,751
Dover	19,802		1,698,220
Eaton	55,583		3,775,197
Emerson Electric	81,400		5,181,110
Fastenal	31,215	a	1,384,385
Flowserve	16,604		1,229,360
Fluor	18,783		1,368,717
General Dynamics	37,811		4,415,190
General Electric	1,169,416		29,410,812
Honeywell International	90,741		8,332,746
Illinois Tool Works	44,368		3,654,592
Ingersoll-Rand	30,094		1,769,226
Jacobs Engineering Group	14,751	b	749,498
Joy Global	11,763		697,075
L-3 Communications Holdings	10,391		1,090,639
Lockheed Martin	31,355		5,235,344
Masco	41,354		860,163
Northrop Grumman	25,030		3,085,448
PACCAR	40,533		2,523,990
Pall	13,402		1,038,253
Parker Hannifin	17,155		1,971,967
Pentair	23,342		1,495,522
Precision Castparts	16,877		3,861,458
Quanta Services	24,319	b	814,443
Raytheon	36,598		3,322,000
Rockwell Automation	16,061		1,793,371
Rockwell Collins	16,474		1,207,050
Roper Industries	11,378		1,639,228
Snap-on	6,450		775,290
Stanley Black & Decker	18,513		1,618,962
Textron	31,427		1,143,000
United Technologies	98,352		10,341,713
W.W. Grainger	7,014		1,649,342
Xylem	20,565		725,739

			150,392,159
Commercial & Professional Services--.7%
ADT	20,551	a	715,175
Cintas	12,534		784,628
Dun & Bradstreet	4,420		486,333
Equifax	13,517		1,028,509
Iron Mountain	19,028		637,628
Nielsen	35,327		1,628,928
Pitney Bowes	23,609		638,860
Republic Services	31,242		1,185,009
Robert Half International	16,978		825,980
Stericycle	9,598	b	1,129,205
Tyco International	52,900		2,282,635
Waste Management	50,432		2,263,892
			13,606,782
Consumer Durables & Apparel--1.2%
Coach	32,534		1,124,375
D.R. Horton	32,325		669,127
Fossil Group	5,898	b	578,004
Garmin	14,202		781,678
Harman International Industries	8,158		885,551
Hasbro	13,386		668,765
Leggett & Platt	16,485		540,708
Lennar, Cl. A	20,402		739,164
Mattel	39,838		1,411,261
Michael Kors Holdings	20,624	b	1,680,444
Mohawk Industries	6,980	b	870,895
Newell Rubbermaid	33,795		1,097,662
NIKE, Cl. B	86,393		6,663,492
PulteGroup	39,604		699,011
PVH	9,342		1,029,302
Ralph Lauren	6,847		1,067,173
Under Armour, Cl. A	18,664	a,b	1,245,822
VF	40,278		2,467,833
Whirlpool	8,878		1,266,358
			25,486,625
Consumer Services--1.7%
Carnival	50,379		1,824,727

Chipotle Mexican Grill	3,602	b	2,422,345
Darden Restaurants	14,356		671,143
Graham Holdings, Cl. B	564		386,763
H&R Block	33,186		1,066,266
Marriott International, Cl. A	26,319		1,703,102
McDonald's	115,022		10,876,480
Starbucks	87,107		6,766,472
Starwood Hotels & Resorts
Worldwide	22,644	c	1,739,965
Wyndham Worldwide	15,389		1,162,639
Wynn Resorts	9,199		1,961,227
Yum! Brands	51,404		3,567,438
			34,148,567
Diversified Financials--4.9%
Affiliated Managers Group	6,439	b	1,282,971
American Express	106,219		9,347,272
Ameriprise Financial	22,508		2,691,957
Bank of New York Mellon	132,992		5,192,008
Berkshire Hathaway, Cl. B	209,968	b	26,336,286
BlackRock	14,552		4,434,431
Capital One Financial	67,172		5,342,861
Charles Schwab	136,536		3,788,874
CME Group	36,433		2,693,856
Discover Financial Services	55,417		3,383,762
E*TRADE Financial	33,417	b	702,425
Franklin Resources	47,951		2,596,547
Goldman Sachs Group	48,727		8,423,436
IntercontinentalExchange Group	13,267		2,550,183
Invesco	51,403		1,934,295
Legg Mason	12,298		583,540
Leucadia National	36,187		894,181
McGraw-Hill Financial	31,588		2,533,989
Moody's	22,239		1,934,793
Morgan Stanley	162,899		5,268,154
NASDAQ OMX Group	15,006		633,103
Navient	49,719		855,167
Northern Trust	25,357		1,696,130
State Street	50,236		3,538,624

T. Rowe Price Group	30,631		2,378,803
			101,017,648
Energy--10.3%
Anadarko Petroleum	58,505		6,251,259
Apache	45,055		4,625,346
Baker Hughes	50,847		3,496,748
Cabot Oil & Gas	48,831		1,608,981
Cameron International	23,944	b	1,697,869
Chesapeake Energy	60,375		1,592,089
Chevron	221,791		28,664,269
Cimarex Energy	10,048		1,396,873
ConocoPhillips	143,161		11,810,782
CONSOL Energy	26,797		1,040,260
Denbury Resources	44,157		748,461
Devon Energy	44,704		3,375,152
Diamond Offshore Drilling	8,243	a	385,690
Ensco, Cl. A	26,575		1,346,024
EOG Resources	63,728		6,974,392
EQT	17,343		1,627,120
Exxon Mobil	500,923		49,561,322
FMC Technologies	26,767	b	1,627,434
Halliburton	98,818		6,817,454
Helmerich & Payne	12,276		1,304,448
Hess	30,867		3,055,216
Kinder Morgan	77,757		2,797,697
Marathon Oil	79,007		3,061,521
Marathon Petroleum	33,755		2,817,867
Murphy Oil	20,093		1,248,378
Nabors Industries	32,564		884,438
National Oilwell Varco	49,261		3,992,111
Newfield Exploration	15,288	b	616,106
Noble	29,478		924,725
Noble Energy	41,267		2,743,843
Occidental Petroleum	91,710		8,960,984
ONEOK	24,045		1,549,219
Peabody Energy	30,127	a	457,027
Phillips 66	66,177		5,367,616
Pioneer Natural Resources	16,466		3,646,560

QEP Resources	20,410		674,551
Range Resources	19,661		1,486,175
Rowan, Cl. A	14,463		441,411
Schlumberger	151,917		16,466,284
Southwestern Energy	40,335	b	1,636,794
Spectra Energy	77,164		3,157,551
Tesoro	15,351		944,701
Transocean	38,718	a	1,561,884
Valero Energy	61,951		3,147,111
Williams	86,067		4,873,974
			212,465,717
Food & Staples Retailing--2.2%
Costco Wholesale	51,067		6,002,415
CVS Caremark	136,462		10,420,238
Kroger	60,211		2,949,135
Safeway	27,748		956,196
Sysco	68,446		2,442,838
Wal-Mart Stores	187,910		13,826,418
Walgreen	102,383		7,040,879
Whole Foods Market	43,009		1,643,804
			45,281,923
Food, Beverage & Tobacco--4.9%
Altria Group	231,332		9,392,079
Archer-Daniels-Midland	75,502		3,503,293
Brown-Forman, Cl. B	18,761		1,625,641
Campbell Soup	19,683		818,616
Coca-Cola	440,796		17,318,875
Coca-Cola Enterprises	27,951		1,270,373
ConAgra Foods	49,096		1,479,262
Constellation Brands, Cl. A	19,138	b	1,593,430
Dr. Pepper Snapple Group	23,036		1,353,595
General Mills	71,800		3,600,770
Hershey	17,077		1,505,338
Hormel Foods	15,603		706,192
J.M. Smucker	12,123		1,207,936
Kellogg	29,721		1,778,207
Keurig Green Mountain	14,847		1,770,950
Kraft Foods Group	69,249		3,710,708

Lorillard	42,191		2,551,712
McCormick & Co.	15,207		1,000,316
Mead Johnson Nutrition	23,407		2,140,336
Molson Coors Brewing, Cl. B	17,979		1,214,122
Mondelez International, Cl. A	197,945		7,126,020
Monster Beverage	15,686	b	1,003,277
PepsiCo	177,344		15,624,006
Philip Morris International	183,493		15,048,261
Reynolds American	36,263		2,025,289
Tyson Foods, Cl. A	31,431		1,169,548
			101,538,152
Health Care Equipment & Services--4.2%
Abbott Laboratories	175,448		7,389,870
Aetna	41,747		3,236,645
AmerisourceBergen	26,333		2,025,271
Baxter International	62,938		4,700,839
Becton Dickinson & Co.	22,220		2,582,853
Boston Scientific	152,615	b	1,950,420
C.R. Bard	9,004		1,343,667
Cardinal Health	39,403		2,823,225
CareFusion	25,251	b	1,105,741
Cerner	33,687	b	1,859,522
Cigna	31,975		2,879,029
Covidien	52,457		4,538,055
DaVita HealthCare Partners	20,723	b	1,459,728
DENTSPLY International	16,594		770,293
Edwards Lifesciences	12,518	b	1,129,750
Express Scripts Holding	90,395	b	6,296,012
Humana	17,944		2,111,112
Intuitive Surgical	4,402	b	2,014,135
Laboratory Corporation of America
Holdings	10,432	b	1,081,694
McKesson	26,887		5,158,540
Medtronic	116,492		7,192,216
Patterson	10,060		392,441
Quest Diagnostics	16,831		1,028,374
St. Jude Medical	33,749		2,200,097
Stryker	34,227		2,730,288

Tenet Healthcare	12,016	b	634,084
UnitedHealth Group	115,004		9,321,074
Varian Medical Systems	12,627	b	1,037,308
WellPoint	32,919		3,614,835
Zimmer Holdings	19,914		1,992,794
			86,599,912
Household & Personal Products--1.9%
Avon Products	50,005		660,066
Clorox	15,180		1,318,687
Colgate-Palmolive	101,299		6,422,357
Estee Lauder, Cl. A	29,526		2,168,980
Kimberly-Clark	43,997		4,569,968
Procter & Gamble	315,560		24,399,099
			39,539,157
Insurance--2.7%
ACE	39,000		3,903,900
Aflac	53,026		3,167,773
Allstate	50,728		2,965,052
American International Group	168,845		8,776,563
Aon	34,816		2,937,078
Assurant	9,041		572,838
Chubb	28,609		2,480,686
Cincinnati Financial	16,945		779,809
Genworth Financial, Cl. A	56,876	b	745,076
Hartford Financial Services Group	52,578		1,796,064
Lincoln National	31,313		1,640,488
Loews	36,061		1,519,250
Marsh & McLennan	64,079		3,253,291
MetLife	130,487		6,863,616
Principal Financial Group	31,477		1,563,777
Progressive	64,826		1,519,521
Prudential Financial	53,422		4,646,111
Torchmark	15,535		819,316
Travelers	41,008		3,672,676
Unum Group	30,491		1,046,756
XL Group	31,854		1,026,973
			55,696,614
Materials--3.4%

Air Products & Chemicals	24,750		3,265,762
Airgas	7,667		819,756
Alcoa	136,575		2,238,464
Allegheny Technologies	12,257		461,476
Avery Dennison	11,354		536,022
Ball	16,407		1,005,093
Bemis	11,439		446,235
CF Industries Holdings	6,106		1,528,576
Dow Chemical	141,202		7,211,186
E.I. du Pont de Nemours & Co.	107,662		6,923,743
Eastman Chemical	17,901		1,410,241
Ecolab	31,333		3,400,570
FMC	16,191		1,055,977
Freeport-McMoRan	119,405		4,444,254
International Flavors & Fragrances	9,146		923,655
International Paper	51,318		2,437,605
LyondellBasell Industries, Cl. A	48,736		5,178,200
Martin Marietta Materials	7,077		879,176
MeadWestvaco	20,051		838,132
Monsanto	60,803		6,876,211
Mosaic	37,851		1,745,310
Newmont Mining	57,318		1,427,791
Nucor	36,518		1,833,934
Owens-Illinois	19,059	b	594,450
PPG Industries	16,117		3,196,968
Praxair	34,154		4,376,494
Sealed Air	22,240		714,349
Sherwin-Williams	9,992		2,060,650
Sigma-Aldrich	13,598		1,365,511
Vulcan Materials	14,876		939,122
			70,134,913
Media--3.6%
Cablevision Systems (NY Group),
Cl. A	24,574	a	472,312
CBS, Cl. B	57,156		3,248,175
Comcast, Cl. A	302,242		16,239,463
DIRECTV	55,140	b	4,744,797
Discovery Communications, Cl. A	25,894	b	2,206,428

Gannett	25,883		846,892
Interpublic Group of Cos.	47,908		944,267
News Corp., Cl. A	57,512	b	1,015,087
Omnicom Group	30,113		2,107,609
Scripps Networks Interactive, Cl.
A	12,617		1,039,767
Time Warner	103,751		8,613,408
Time Warner Cable	32,612		4,732,001
Twenty-First Century Fox, Cl. A	223,585		7,083,173
Viacom, Cl. B	45,719		3,779,590
Walt Disney	187,925		16,138,999
			73,211,968
Pharmaceuticals, Biotech & Life Sciences--8.9%
AbbVie	185,421		9,704,935
Actavis	30,841	b	6,607,941
Agilent Technologies	38,231		2,144,377
Alexion Pharmaceuticals	22,973	b	3,652,477
Allergan	34,697		5,754,844
Amgen	88,279		11,245,862
Biogen Idec	27,660	b	9,249,227
Bristol-Myers Squibb	193,240		9,781,809
Celgene	93,530	b	8,151,140
Eli Lilly & Co.	114,999		7,021,839
Gilead Sciences	178,655	b	16,355,865
Hospira	18,712	b	1,037,955
Johnson & Johnson	329,920		33,021,693
Merck & Co.	341,520		19,377,845
Mylan	43,366	b	2,140,979
PerkinElmer	13,117		606,268
Perrigo Company	15,362		2,311,213
Pfizer	741,963		21,294,338
Regeneron Pharmaceuticals	9,292	b	2,938,316
Thermo Fisher Scientific	46,518		5,651,937
Vertex Pharmaceuticals	27,377	b	2,434,089
Waters	10,293	b	1,064,708
Zoetis	57,750		1,900,553
			183,450,210
Real Estate--2.2%

American Tower	46,142	c	4,355,343
Apartment Investment & Management,
Cl. A	16,870	c	576,617
AvalonBay Communities	14,016	c	2,075,489
Boston Properties	17,377	c	2,075,683
CBRE Group, Cl. A	32,069	b	989,008
Crown Castle International	38,919		2,887,011
Equity Residential	38,702	c	2,502,084
Essex Property Trust	7,144	c	1,354,288
General Growth Properties	60,802	c	1,420,943
HCP	52,226	c	2,168,946
Health Care	35,600	c	2,265,228
Host Hotels & Resorts	85,832	c	1,865,988
Kimco Realty	45,518	c	1,018,693
Macerich	15,798	c	1,027,028
Plum Creek Timber	20,430	c	845,189
Prologis	57,409	c	2,342,861
Public Storage	16,898	c	2,899,866
Simon Property Group	36,497	c	6,138,430
Ventas	33,516	c	2,128,266
Vornado Realty Trust	20,225	c	2,144,255
Weyerhaeuser	61,653	c	1,930,972
			45,012,188
Retailing--4.0%
Amazon.com	43,466	b	13,604,423
AutoNation	7,412	b	395,208
AutoZone	3,938	b	2,036,064
Bed Bath & Beyond	23,916	a,b	1,513,644
Best Buy	30,817		916,189
CarMax	25,507	b	1,244,997
Dollar General	34,794	b	1,921,673
Dollar Tree	24,071	b	1,311,147
Expedia	12,410		985,602
Family Dollar Stores	11,248		840,788
GameStop, Cl. A	13,527	a	567,728
Gap	30,452		1,221,430
Genuine Parts	17,752		1,470,221
Home Depot	159,813		12,920,881

Kohl's	23,608		1,263,972
L Brands	28,286		1,639,739
Lowe's	116,729		5,585,483
Macy's	42,152		2,435,964
Netflix	6,946	b	2,936,213
Nordstrom	16,692		1,155,587
O'Reilly Automotive	12,388	b	1,858,200
PetSmart	12,468		849,570
Priceline Group	6,114	b	7,596,339
Ross Stores	25,032		1,612,061
Staples	79,020	a	915,842
Target	72,931		4,345,958
The TJX Companies	81,774		4,357,736
Tiffany & Co.	12,728		1,242,380
Tractor Supply	16,137		1,003,237
TripAdvisor	12,649	b	1,199,631
Urban Outfitters	11,892	b	424,901
			81,372,808
Semiconductors & Semiconductor Equipment--2.3%
Altera	37,148		1,215,483
Analog Devices	35,944		1,783,901
Applied Materials	140,621		2,947,416
Avago Technologies	28,959		2,009,175
Broadcom, Cl. A	63,508		2,429,816
First Solar	7,654	a,b	483,044
Intel	580,511		19,673,518
KLA-Tencor	18,590		1,328,999
Lam Research	18,798		1,315,860
Linear Technology	26,881		1,186,393
Microchip Technology	22,728	a	1,023,215
Micron Technology	124,796	b	3,812,518
NVIDIA	64,809		1,134,158
Texas Instruments	126,082		5,831,293
Xilinx	31,010		1,275,441
			47,450,230
Software & Services--10.0%
Accenture, Cl. A	73,509		5,827,794
Adobe Systems	54,014	b	3,732,908

Akamai Technologies	21,182	b	1,250,162
Alliance Data Systems	6,170	b	1,618,329
Autodesk	25,990	b	1,386,566
Automatic Data Processing	56,165		4,566,776
CA	37,214		1,074,740
Citrix Systems	19,316	b	1,308,273
Cognizant Technology Solutions,
Cl. A	70,538	b	3,459,889
Computer Sciences	16,993		1,060,193
eBay	133,203	b	7,033,118
Electronic Arts	36,859	b	1,238,462
Facebook, Cl. A	200,503	b	14,566,543
Fidelity National Information
Services	33,448		1,886,467
Fiserv	29,650	b	1,828,515
Google, Cl. A	33,034	b	19,144,855
Google, Cl. C	33,034	b	18,882,234
International Business Machines	111,204		21,314,471
Intuit	32,950		2,700,912
MasterCard, Cl. A	117,298		8,697,647
Microsoft	876,779		37,841,782
Oracle	400,569		16,178,982
Paychex	37,598		1,541,894
Red Hat	22,460	b	1,305,375
salesforce.com	65,175	b	3,535,744
Symantec	80,345		1,900,963
Teradata	19,616	b	827,011
Total System Services	19,165		613,280
VeriSign	15,651	a,b	845,937
Visa, Cl. A	58,889		12,426,168
Western Union	65,633		1,146,609
Xerox	127,930		1,696,352
Yahoo!	109,112	b	3,907,301
			206,346,252
Technology Hardware & Equipment--6.5%
Amphenol, Cl. A	18,445		1,773,856
Apple	704,281		67,308,135
Cisco Systems	599,845		15,134,089

Corning	151,919		2,985,208
EMC	238,726		6,994,672
F5 Networks	9,134	b	1,028,397
FLIR Systems	16,956		564,296
Harris	13,174		899,389
Hewlett-Packard	218,417		7,777,829
Jabil Circuit	21,071		420,577
Juniper Networks	55,574		1,308,212
Motorola Solutions	26,325		1,676,376
NetApp	38,646		1,501,011
QUALCOMM	196,408		14,475,270
SanDisk	26,129		2,396,291
Seagate Technology	38,170		2,236,762
TE Connectivity	47,634		2,948,068
Western Digital	24,631		2,458,913
			133,887,351
Telecommunication Services--2.4%
AT&T	605,091		21,535,189
CenturyLink	67,295		2,640,656
Frontier Communications	111,275	a	728,851
Verizon Communications	482,928		24,349,230
Windstream Holdings	65,076	a	745,771
			49,999,697
Transportation--2.0%
C.H. Robinson Worldwide	18,277		1,232,966
CSX	118,852		3,556,052
Delta Air Lines	97,570		3,654,972
Expeditors International of
Washington	23,656		1,021,466
FedEx	32,255		4,737,614
Kansas City Southern	12,665		1,381,245
Norfolk Southern	35,723		3,631,600
Ryder System	5,982		515,230
Southwest Airlines	80,949		2,289,238
Union Pacific	105,770		10,398,249
United Parcel Service, Cl. B	82,662		8,025,654
			40,444,286
Utilities--2.9%

AES	73,314		1,071,118
AGL Resources	12,961		669,306
Ameren	27,032		1,039,380
American Electric Power	56,056		2,914,351
CenterPoint Energy	49,893		1,213,398
CMS Energy	30,633		886,213
Consolidated Edison	33,270		1,866,114
Dominion Resources	67,093		4,538,171
DTE Energy	19,843		1,464,810
Duke Energy	82,468		5,948,417
Edison International	37,517		2,055,932
Entergy	20,912		1,523,021
Exelon	99,569		3,094,605
FirstEnergy	48,386		1,510,127
Integrys Energy Group	8,881		582,238
NextEra Energy	50,562		4,747,266
NiSource	35,675		1,344,234
Northeast Utilities	36,837		1,617,144
NRG Energy	39,307		1,216,945
Pepco Holdings	29,252		785,416
PG&E	54,178		2,420,131
Pinnacle West Capital	12,185		651,776
PPL	72,946		2,406,489
Public Service Enterprise Group	58,230		2,047,949
SCANA	16,081		818,201
Sempra Energy	26,021		2,594,554
Southern	103,868		4,496,446
TECO Energy	24,882		434,440
Wisconsin Energy	26,441	a	1,152,299
Xcel Energy	58,516		1,802,293
			58,912,784
Total Common Stocks
(cost $1,169,600,702)			1,999,026,489
	Principal
Short-Term Investments--.1%	Amount ($)		Value ($)
U.S. Treasury Bills:
0.02%, 9/11/14	2,830,000	[d]	2,829,960
0.04%, 12/11/14	145,000	[d]	144,977

Total Short-Term Investments
(cost $2,974,921)		2,974,937

Other Investment--2.7%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $55,027,523)	55,027,523 [e]	55,027,523
Investment of Cash Collateral for
Securities Loaned--.5%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $9,859,713)	9,859,713 [e]	9,859,713
Total Investments (cost $1,237,462,859)	100.4%	2,066,888,662
Liabilities, Less Cash and Receivables	(.4%)	(9,085,682)
Net Assets	100.0%	2,057,802,980

a	Security, or portion thereof, on loan. At July 31, 2014, the value of the fund's securities on loan was $12,814,837 and the value of the collateral held by the fund was $13,278,323, consisting of cash collateral of $9,859,714 and
U.S. Government & Agency securities valued at $3,418,609.
b	Non-income producing security.
c	Investment in real estate investment trust.
d	Held by or on behalf of a counterparty for open financial futures contracts.
e	Investment in affiliated money market mutual fund.

At July 31, 2014, net unrealized appreciation on investments was $829,425,803 of which $861,277,147 related to appreciated investment securities and $31,851,344 related to depreciated investment securities. At July 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Energy	10.3
Software & Services	10.0
Pharmaceuticals, Biotech & Life Sciences	8.9
Capital Goods	7.3
Technology Hardware & Equipment	6.5
Banks	5.8

Diversified Financials	4.9
Food, Beverage & Tobacco	4.9
Health Care Equipment & Services	4.2
Retailing	4.0
Media	3.6
Materials	3.4
Short-Term/Money Market Investments	3.3
Utilities	2.9
Insurance	2.7
Telecommunication Services	2.4
Semiconductors & Semiconductor Equipment	2.3
Food & Staples Retailing	2.2
Real Estate	2.2
Transportation	2.0
Household & Personal Products	1.9
Consumer Services	1.7
Consumer Durables & Apparel	1.2
Automobiles & Components	1.1
Commercial & Professional Services	.7
100.4

†	Based on net assets.

STATEMENT OF FINANCIAL FUTURES
July 31, 2014 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 7/31/2014	($)
Financial Futures Long
Standard & Poor's 500 E-mini	610	58,706,400	September 2014	(614,046)

The following is a summary of the inputs used as of July 31, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	1,993,990,846	-	-	1,993,990,846
Equity Securities - Foreign Common Stocks+	5,035,643	-	-	5,035,643
Mutual Funds	64,887,236	-	-	64,887,236
U.S. Treasury	-	2,974,937	-	2,974,937
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(614,046)	-	-	(614,046)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end July 31, 2014 is discussed below.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Bond Market Index Fund
July 31, 2014 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--100.4%	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./Auto Receivables--.2%
Ally Auto Receivables Trust,
Ser. 2012-3, Cl. A4	1.06	2/15/17	500,000		502,781
AmeriCredit Automobile Receivables
Trust, Ser. 2013-5, Cl. A3	0.90	9/10/18	1,000,000		1,001,379
Ford Credit Auto Owner Trust,
Ser. 2012-B, Cl. A4	1.00	9/15/17	400,000		402,059
Mercedes-Benz Auto Lease Trust,
Ser. 2013-A, Cl. A3	0.59	2/15/16	1,000,000		1,000,653
World Omni Auto Receivables Trust,
Ser. 2013-B, Cl. A3	0.83	8/15/18	1,000,000		1,001,497
					3,908,369
Asset-Backed Ctfs./Credit Cards--.2%
Capital One Multi-Asset Execution
Trust, Ser. 2007-A7, Cl. A7	5.75	7/15/20	565,000		638,106
Chase Issuance Trust,
Ser. 2012-A8, Cl. A8	0.54	10/16/17	1,250,000		1,250,277
Citibank Credit Card Issuance
Trust, Ser. 2007-A8, Cl. A8	5.65	9/20/19	3,000,000		3,383,280
					5,271,663
Commercial Mortgage Pass-Through Ctfs.--1.6%
Banc of America Commercial
Mortgage, Ser. 2007-1, Cl. A4	5.45	1/15/49	1,000,000		1,073,793
Banc of America Commercial
Mortgage, Ser. 2007-4, Cl. A4	5.95	2/10/51	236,972	a	262,476
Bear Stearns Commercial Mortgage
Securities, Ser. 2005-PWR8,
Cl. A4	4.67	6/11/41	237,380		242,771
Bear Stearns Commercial Mortgage
Securities, Ser. 2005-PWR9,
Cl. A4A	4.87	9/11/42	762,680		787,502

Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW14,
Cl. A4	5.20	12/11/38	1,000,000		1,081,133
Bear Stearns Commercial Mortgage
Securities, Ser. 2005-PW10,
Cl. A4	5.41	12/11/40	183,775	a	191,170
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW12,
Cl. A4	5.89	9/11/38	846,834	a	908,240
Citigroup Commercial Mortgage
Trust, Ser. 2006-C4, Cl. A3	5.97	3/15/49	216,204	a	230,164
Citigroup Commercial Mortgage
Trust, Ser. 2008-C7, Cl. A4	6.34	12/10/49	1,100,000	a	1,223,924
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Ser. 2006-CD2,
Cl. A4	5.48	1/15/46	85,000	a	89,287
Commercial Mortgage Trust,
Ser. 2014-LC15, Cl. A2	2.84	4/10/47	1,000,000		1,025,602
Commercial Mortgage Trust,
Ser. 2012-CR4, Cl. A3	2.85	10/15/45	1,000,000		983,341
Commercial Mortgage Trust,
Ser. 2014-CR16, Cl. A4	4.05	4/10/47	1,200,000		1,269,482
Commercial Mortgage Trust,
Ser. 2013-CR11, Cl. B	5.33	10/10/46	750,000	a	831,080
Credit Suisse Commercial Mortgage
Trust, Ser. 2006-C3, Cl. A3	6.00	6/15/38	1,432,485	a	1,531,817
CWCapital Cobalt,
Ser. 2007-C3, Cl. A4	5.97	5/15/46	906,813	a	999,626
GS Mortgage Securities II,
Ser. 2007-GG10, Cl. A4	5.99	8/10/45	907,733	a,b	1,001,476
GS Mortgage Securities Trust,
Ser. 2014-GC18, Cl. A3	3.80	1/10/47	500,000		518,786
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2005-LDP3, Cl. A4A	4.94	8/15/42	517,925	a	533,376
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2007-LDPX, Cl. A3	5.42	1/15/49	1,137,057		1,235,288

J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2007-CB18, Cl. A4	5.44	6/12/47	344,530		373,903
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2006-CB14, Cl. A4	5.48	12/12/44	464,675	a	486,983
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2007-CB20, Cl. A4	5.79	2/12/51	1,000,000	a	1,101,798
JPMBB Commercial Mortgage
Securities Trust,
Ser. 2013-C15, Cl. A5	4.13	11/15/45	500,000		533,847
JPMorgan Chase Commercial Mortgage
Securities Trust,
Ser. 2012-LC9, Cl. A5	2.84	12/15/47	1,000,000		979,400
LB-UBS Commercial Mortgage Trust,
Ser. 2007-C2, Cl. A3	5.43	2/15/40	983,193		1,072,573
Merrill Lynch Mortgage Trust,
Ser. 2006-C2, Cl. A4	5.74	8/12/43	920,416	a	989,732
Merrill Lynch Mortgage Trust,
Ser. 2007-C1, Cl. A4	6.01	6/12/50	1,000,000	a	1,110,004
Merrill Lynch/Countrywide
Commercial Mortgage Trust,
Ser. 2006-2, Cl. A4	6.07	6/12/46	991,016	a	1,061,250
Merrill Lynch/Countrywide
Commercial Mortgage,
Ser. 2007-7, Cl. A4	5.81	6/12/50	1,200,000	a	1,316,510
Morgan Stanley Bank of America
Merrill Lynch Trust,
Ser. 2013-C9, Cl. A1	0.83	5/15/46	816,689		812,332
Morgan Stanley Bank of America
Merrill Lynch Trust,
Ser. 2013-C10, Cl. A1	1.39	7/15/46	74,671		75,037
Morgan Stanley Bank of America
Merrill Lynch Trust,
Ser. 2013-C8, Cl. A4	3.13	12/15/48	1,000,000		1,000,199
Morgan Stanley Capital I,
Ser. 2007-IQ14, Cl. A4	5.69	4/15/49	1,300,000	a	1,426,298

Morgan Stanley Capital I,
Ser. 2006-HQ9, Cl. A4	5.73	7/12/44	429,279	a	458,887
UBS Commercial Mortgage Trust,
Ser. 2012-C1, Cl. A3	3.40	5/10/45	500,000		512,224
UBS-Barclays Commercial Mortgage
Trust, Ser. 2012-C4, Cl. A5	2.85	12/10/45	500,000		490,311
UBS-Barclays Commercial Mortgage
Trust, Ser. 2013-C6, Cl. A4	3.24	4/10/46	1,412,000		1,415,926
Wachovia Bank Commercial Mortgage
Trust, Ser. 2005-C20, Cl. A7	5.12	7/15/42	728,811	a	750,635
Wachovia Bank Commercial Mortgage
Trust, Ser. 2006-C23, Cl. A4	5.42	1/15/45	865,683	a	906,665
Wachovia Bank Commercial Mortgage
Trust, Ser. 2006-C27, Cl. A3	5.77	7/15/45	949,659	a	1,007,941
WF-RBS Commercial Mortgage Trust,
Ser. 2013-C14, Cl. ASB	2.98	6/15/46	1,500,000		1,512,349
					35,415,138
Consumer Discretionary--2.6%
21st Century Fox America,
Gtd. Notes	6.20	12/15/34	250,000		300,556
21st Century Fox America,
Gtd. Notes	6.65	11/15/37	360,000		449,372
21st Century Fox America,
Gtd. Notes	7.75	12/1/45	100,000		139,864
21st Century Fox America,
Gtd. Notes	8.25	8/10/18	150,000		184,533
Autonation,
Gtd. Notes	6.75	4/15/18	300,000		344,634
Autozone,
Sr. Unscd. Notes	1.30	1/13/17	1,000,000		1,001,009
Avon Products,
Sr. Unscd. Notes	4.20	7/15/18	250,000		258,146
Bed Bath & Beyond,
Sr. Unscd. Notes	3.75	8/1/24	1,000,000		995,268
Carnival,
Gtd. Notes	3.95	10/15/20	300,000		314,234
CBS,
Gtd. Notes	5.50	5/15/33	250,000		278,171

CBS,
Gtd. Debs.	7.88	7/30/30	300,000		397,850
Comcast Cable Communications
Holdings, Gtd. Notes	9.46	11/15/22	304,000		440,164
Comcast,
Gtd. Notes	2.85	1/15/23	300,000	b	295,317
Comcast,
Gtd. Notes	5.70	7/1/19	1,000,000		1,166,875
Comcast,
Gtd. Notes	6.45	3/15/37	1,150,000		1,476,298
Comcast,
Gtd. Bonds	6.50	1/15/17	1,000,000		1,131,722
Costco Wholesale,
Sr. Unscd. Notes	5.50	3/15/17	500,000		556,617
COX Communications,
Sr. Unscd. Bonds	5.50	10/1/15	450,000		474,498
CVS Caremark,
Sr. Unscd. Notes	5.75	6/1/17	49,000		54,965
CVS Caremark,
Sr. Unscd. Notes	5.75	5/15/41	630,000		748,817
Daimler Finance North America,
Gtd. Notes	8.50	1/18/31	200,000		302,446
DirecTV Holdings/Financing,
Gtd. Notes	3.50	3/1/16	2,500,000		2,603,110
DirecTV Holdings/Financing,
Gtd. Notes	6.00	8/15/40	800,000		916,117
Discovery Communications,
Gtd. Notes	6.35	6/1/40	700,000		828,491
Dollar General,
Sr. Unscd. Notes	1.88	4/15/18	1,000,000		990,217
Ford Motor,
Sr. Unscd. Notes	4.75	1/15/43	1,000,000		1,009,025
Grupo Televisa,
Sr. Unscd. Notes	5.00	5/13/45	750,000		750,570
Hasbro,
Sr. Unscd. Notes	3.15	5/15/21	750,000		752,182
Home Depot,
Sr. Unscd. Notes	5.40	3/1/16	2,550,000		2,739,847

Home Depot,
Sr. Unscd. Notes	5.40	9/15/40	300,000	351,092
Home Depot,
Sr. Unscd. Notes	5.88	12/16/36	650,000	803,934
Interpublic Group,
Sr. Unscd. Notes	4.20	4/15/24	500,000	509,512
Johnson Controls,
Sr. Unscd. Notes	5.50	1/15/16	2,800,000	2,988,891
Kohl's,
Sr. Unscd. Notes	4.75	12/15/23	500,000	531,102
Lowe's Cos.,
Sr. Unscd. Notes	3.88	9/15/23	500,000	525,822
Lowe's Cos.,
Sr. Unscd. Notes	6.65	9/15/37	850,000	1,127,577
Macy's Retail Holdings,
Gtd. Notes	5.90	12/1/16	500,000	554,799
Macy's Retail Holdings,
Gtd. Notes	6.38	3/15/37	830,000	1,034,739
Mattel,
Sr. Unscd. Notes	2.35	5/6/19	500,000	499,733
McDonald's,
Sr. Unscd. Notes	5.35	3/1/18	1,050,000	1,183,379
NBCUniversal Media,
Gtd. Notes	5.15	4/30/20	1,500,000	1,708,418
Nike,
Sr. Unscd. Notes	2.25	5/1/23	300,000	282,566
Nike,
Sr. Unscd. Notes	3.63	5/1/43	300,000	277,153
Omnicom Group,
Gtd. Notes	3.63	5/1/22	500,000	509,936
Procter & Gamble,
Sr. Unscd. Notes	5.55	3/5/37	300,000	366,828
QVC,
Sr. Scd. Notes	3.13	4/1/19	200,000	202,363
Signet UK Finance,
Gtd. Notes	4.70	6/15/24	500,000	508,598
Starbucks,
Sr. Unscd. Bonds	6.25	8/15/17	750,000	856,282

Target,
Sr. Unscd. Notes	2.30	6/26/19	1,000,000	1,004,993
Target,
Sr. Unscd. Notes	5.38	5/1/17	400,000	446,245
Target,
Sr. Unscd. Notes	7.00	1/15/38	228,000	311,796
Thomson Reuters,
Gtd. Notes	6.50	7/15/18	800,000	929,223
Time Warner Cable,
Gtd. Notes	6.55	5/1/37	350,000	434,902
Time Warner Cable,
Gtd. Debs.	7.30	7/1/38	495,000	662,311
Time Warner Cable,
Gtd. Notes	8.25	4/1/19	3,000,000	3,772,083
Time Warner Cos.,
Gtd. Debs.	6.95	1/15/28	325,000	413,347
Time Warner,
Gtd. Notes	4.75	3/29/21	1,500,000	1,658,942
Time Warner,
Gtd. Notes	7.63	4/15/31	1,100,000	1,500,849
Viacom,
Sr. Unscd. Notes	4.38	3/15/43	1,250,000	1,157,316
Viacom,
Sr. Unscd. Notes	6.88	4/30/36	235,000	292,362
Wal-Mart Stores,
Sr. Unscd. Notes	3.63	7/8/20	4,100,000	4,391,834
Wal-Mart Stores,
Sr. Unscd. Notes	5.25	9/1/35	600,000	694,211
Wal-Mart Stores,
Sr. Unscd. Notes	6.50	8/15/37	635,000	840,480
Walt Disney,
Sr. Unscd. Notes	3.75	6/1/21	500,000	534,071
Walt Disney,
Sr. Unscd. Notes, Ser. B	7.00	3/1/32	150,000	208,106
Wyndham Worldwide,
Sr. Unscd. Notes	2.50	3/1/18	500,000	505,658
Wyndham Worldwide,
Sr. Unscd. Notes	3.90	3/1/23	500,000	498,869

Xerox,
Sr. Unscd. Notes	3.80	5/15/24	500,000	493,499
Xerox,
Sr. Unscd. Notes	6.75	2/1/17	750,000	846,027
Yale University,
Sr. Unscd. Notes	2.09	4/15/19	300,000	302,378
Yum! Brands,
Sr. Unscd. Notes	6.88	11/15/37	168,000	216,897
				58,840,038
Consumer Staples--1.2%
Altria Group,
Gtd. Notes	4.25	8/9/42	1,000,000	916,184
Altria Group,
Gtd. Notes	9.70	11/10/18	1,210,000	1,569,798
Anheuser-Busch Cos.,
Gtd. Notes	5.50	1/15/18	145,000	163,712
Anheuser-Busch Inbev Finance,
Gtd. Notes	0.80	1/15/16	500,000	502,349
Anheuser-Busch Inbev Finance,
Gtd. Notes	2.63	1/17/23	500,000	480,616
Anheuser-Busch Inbev Finance,
Gtd. Notes	3.70	2/1/24	1,000,000	1,025,705
Anheuser-Busch Inbev Finance,
Gtd. Notes	4.00	1/17/43	300,000	287,345
Anheuser-Busch Inbev Worldwide
Gtd. Notes	5.38	1/15/20	2,500,000	2,863,482
Archer-Daniels-Midland,
Sr. Unscd. Notes	5.45	3/15/18	130,000	146,702
Coca-Cola Femsa,
Gtd. Bonds	2.38	11/26/18	400,000	404,268
Coca-Cola,
Sr. Unscd. Notes	3.30	9/1/21	2,000,000	2,083,832
ConAgra Foods,
Sr. Unscd. Notes	1.30	1/25/16	500,000	503,554
ConAgra Foods,
Sr. Unscd. Notes	1.90	1/25/18	500,000	500,178
ConAgra Foods,
Sr. Unscd. Notes	3.20	1/25/23	290,000	282,917

ConAgra Foods,
Sr. Unscd. Notes	4.65	1/25/43	300,000		298,727
ConAgra Foods,
Sr. Unscd. Notes	7.00	10/1/28	350,000		443,774
Diageo Capital,
Gtd. Notes	5.75	10/23/17	720,000		816,718
Diageo Finance,
Gtd. Notes	5.30	10/28/15	125,000		132,361
Diageo Investment,
Gtd. Notes	4.25	5/11/42	1,000,000		989,160
Dr. Pepper Snapple Group,
Gtd. Notes	6.82	5/1/18	200,000		233,990
General Mills,
Sr. Unscd. Notes	5.70	2/15/17	1,300,000	b	1,444,260
Kellogg,
Sr. Unscd. Debs., Ser. B	7.45	4/1/31	340,000		445,876
Kimberly-Clark,
Sr. Unscd. Notes	3.70	6/1/43	1,000,000		931,557
Kraft Foods Group,
Sr. Unscd. Notes	2.25	6/5/17	490,000		501,538
Kraft Foods Group,
Sr. Unscd. Notes	3.50	6/6/22	490,000		500,409
Kraft Foods Group,
Sr. Unscd. Notes	5.00	6/4/42	400,000		428,421
Kroger,
Gtd. Notes	7.50	4/1/31	800,000		1,063,671
Mondelez International,
Sr. Unscd. Notes	4.00	2/1/24	1,000,000		1,040,730
Mondelez International,
Sr. Unscd. Notes	6.50	2/9/40	253,000		324,880
Pepsi Bottling Group,
Gtd. Notes, Ser. B	7.00	3/1/29	800,000		1,065,065
PepsiCo,
Sr. Unscd. Notes	7.90	11/1/18	1,000,000		1,237,605
Philip Morris International,
Sr. Unscd. Notes	4.50	3/20/42	650,000		655,933
Philip Morris International,
Sr. Unscd. Notes	5.65	5/16/18	760,000		865,211

Reynolds American,
Gtd. Notes	4.85	9/15/23	650,000	692,272
Sysco,
Gtd. Notes	5.38	9/21/35	350,000	407,910
				26,250,710
Energy--2.8%
Anadarko Petroleum
Sr. Unscd. Notes	3.45	7/15/24	1,000,000	992,399
Anadarko Petroleum,
Sr. Unscd. Notes	5.95	9/15/16	350,000	385,453
Anadarko Petroleum,
Sr. Unscd. Notes	6.45	9/15/36	150,000	188,805
Apache,
Sr. Unscd. Notes	6.00	1/15/37	380,000	455,944
Baker Hughes,
Sr. Unscd. Notes	5.13	9/15/40	1,000,000	1,142,849
BP Capital Markets,
Gtd. Notes	2.50	11/6/22	800,000	760,707
BP Capital Markets,
Gtd. Notes	3.20	3/11/16	1,000,000	1,040,793
BP Capital Markets,
Gtd. Notes	3.25	5/6/22	1,200,000	1,207,666
Buckeye Partners,
Sr. Unscd. Notes	2.65	11/15/18	250,000	253,017
Cameron International,
Sr. Unscd. Notes	1.40	6/15/17	500,000	500,639
Cameron International,
Sr. Unscd. Notes	5.13	12/15/43	175,000	187,627
Canadian Natural Resources,
Sr. Unscd. Notes	6.25	3/15/38	430,000	533,872
Cenovus Energy,
Sr. Unscd. Notes	3.80	9/15/23	1,000,000	1,031,006
Chevron,
Sr. Unscd. Notes	0.89	6/24/16	500,000	502,394
Chevron,
Sr. Unscd. Notes	1.72	6/24/18	1,000,000	1,006,306
Chevron,
Sr. Unscd. Notes	3.19	6/24/23	400,000	404,527

CNOOC Finance 2013,
Gtd. Notes	1.13	5/9/16	500,000		500,797
CNOOC Finance 2013,
Gtd. Notes	3.00	5/9/23	500,000		466,820
ConocoPhillips Holding,
Sr. Unscd. Notes	6.95	4/15/29	125,000		169,336
ConocoPhillips,
Gtd. Notes	6.50	2/1/39	1,000,000		1,325,236
Continental Resources,
Gtd. Notes	3.80	6/1/24	500,000	c	503,545
Continental Resources,
Gtd. Notes	4.50	4/15/23	500,000		533,600
Devon Energy,
Sr. Unscd. Notes	5.60	7/15/41	650,000		749,162
Devon Financing,
Gtd. Debs.	7.88	9/30/31	275,000		386,031
Enable Midstream Partner,
Gtd. Notes	5.00	5/15/44	500,000	c	502,522
Enbridge Energy Partners,
Sr. Unscd. Notes	5.50	9/15/40	720,000		785,793
Encana,
Sr. Unscd. Bonds	7.20	11/1/31	625,000		811,887
Energy Transfer Partners,
Sr. Unscd. Notes	3.60	2/1/23	1,000,000	b	987,671
Energy Transfer Partners,
Sr. Unscd. Notes	4.90	2/1/24	500,000		535,648
Energy Transfer Partners,
Sr. Unscd. Notes	5.15	2/1/43	500,000		503,922
Enterprise Products Operating,
Gtd. Notes	3.35	3/15/23	600,000		597,273
Enterprise Products Operating,
Gtd. Notes	4.45	2/15/43	750,000		729,076
Enterprise Products Operating,
Gtd. Bonds, Ser. L	6.30	9/15/17	1,925,000		2,208,023
Halliburton,
Sr. Unscd. Notes	6.15	9/15/19	1,200,000		1,422,084
Hess,
Sr. Unscd. Bonds	7.88	10/1/29	175,000		240,523

Hess,
Sr. Unscd. Bonds	8.13	2/15/19	1,200,000		1,497,078
Kerr-McGee,
Gtd. Notes	6.95	7/1/24	600,000		761,547
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	3.50	9/1/23	500,000		477,962
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	4.15	3/1/22	1,000,000		1,028,392
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	5.00	3/1/43	300,000		289,941
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	6.95	1/15/38	575,000		699,083
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	7.40	3/15/31	350,000		443,682
Marathon Oil,
Sr. Unscd. Notes	5.90	3/15/18	500,000		569,065
Marathon Oil,
Sr. Unscd. Notes	6.60	10/1/37	550,000		706,869
Nabors Industries,
Gtd. Notes	2.35	9/15/16	450,000		461,340
Nexen Energy,
Gtd. Notes	5.88	3/10/35	125,000		143,394
Noble Energy,
Sr. Unscd. Notes	4.15	12/15/21	539,000		577,039
Occidental Petroleum,
Sr. Unscd. Notes, Ser. 1	4.10	2/1/21	1,700,000		1,848,070
ONEOK Partners,
Gtd. Notes	5.00	9/15/23	500,000	b	546,991
ONEOK Partners,
Gtd. Notes	6.15	10/1/16	545,000		604,348
ONEOK Partners,
Gtd. Notes	6.85	10/15/37	60,000		76,132
Petrobras Global Finance,
Gtd. Notes	2.00	5/20/16	550,000		552,332
Petrobras Global Finance,
Gtd. Notes	3.00	1/15/19	500,000	b	489,395
Petrobras Global Finance,
Gtd. Notes	5.63	5/20/43	500,000		455,271

Petrobras Global Finance,
Gtd. Notes	7.25	3/17/44	500,000	548,695
Petrobras International Finance,
Gtd. Notes	5.38	1/27/21	2,500,000	2,587,650
Petrobras International Finance,
Gtd. Notes	5.88	3/1/18	625,000	677,806
Phillips 66,
Gtd. Notes	2.95	5/1/17	590,000	615,793
Plains All American Pipeline,
Sr. Unscd. Notes	3.85	10/15/23	750,000	764,740
Plains All American Pipeline,
Sr. Unscd. Notes	6.13	1/15/17	525,000	586,053
Pride International,
Gtd. Notes	8.50	6/15/19	1,500,000	1,896,777
Shell International Finance,
Gtd. Notes	4.30	9/22/19	2,600,000	2,875,239
Shell International Finance,
Gtd. Notes	6.38	12/15/38	500,000	655,929
Spectra Energy Capital,
Gtd. Notes	8.00	10/1/19	225,000	282,249
Spectra Energy Partners,
Sr. Unscd. Notes	5.95	9/25/43	400,000	470,976
Statoil,
Gtd. Notes	2.65	1/15/24	1,000,000	961,717
Statoil,
Gtd. Notes	3.95	5/15/43	500,000	481,069
Statoil,
Gtd. Notes	5.25	4/15/19	1,600,000	1,821,717
Suncor Energy,
Sr. Unscd. Notes	6.50	6/15/38	950,000	1,216,759
Sunoco Logistics Partners
Operations, Gtd. Notes	3.45	1/15/23	200,000	195,532
Sunoco Logistics Partners
Operations, Gtd. Notes	4.95	1/15/43	200,000	197,229
Talisman Energy,
Sr. Unscd. Notes	6.25	2/1/38	200,000	234,108
Tennessee Gas Pipeline,
Sr. Unscd. Debs.	7.00	10/15/28	390,000	499,269

Tennessee Gas Pipeline,
Sr. Unscd Debs.	7.63	4/1/37	70,000		96,846
Total Capital International,
Gtd. Notes	2.75	6/19/21	500,000		498,469
Total Capital International,
Gtd. Notes	3.75	4/10/24	340,000		352,531
Total Capital,
Gtd. Notes	4.45	6/24/20	1,400,000		1,552,452
TransCanada Pipelines,
Sr. Unscd. Notes	3.75	10/16/23	500,000		515,659
TransCanada Pipelines,
Sr. Unscd. Notes	7.63	1/15/39	660,000		956,615
Trans-Canada Pipelines,
Sr. Unscd. Notes	5.85	3/15/36	200,000		242,473
Trans-Canada Pipelines,
Sr. Unscd. Notes	6.20	10/15/37	75,000		95,044
Transocean,
Gtd. Notes	7.50	4/15/31	875,000		1,051,880
Valero Energy,
Gtd. Notes	6.63	6/15/37	615,000		752,401
Valero Energy,
Gtd. Notes	7.50	4/15/32	170,000		226,817
Weatherford International,
Gtd. Notes	6.75	9/15/40	1,000,000		1,230,405
Williams Partners,
Sr. Unscd. Notes	6.30	4/15/40	800,000	b	952,450
XTO Energy,
Gtd. Notes	6.75	8/1/37	625,000		902,659
					63,776,892
Financial--8.3%
Abbey National Treasury Service,
Bank Gtd. Notes	3.05	8/23/18	800,000		831,518
Aflac,
Sr. Unscd. Notes	3.63	6/15/23	600,000		611,110
Air Lease,
Sr. Unscd. Notes	3.38	1/15/19	350,000	b	359,187
Alexandria Real Estate
Gtd. Note	2.75	1/15/20	1,000,000		999,413

American Express,
Sr. Unscd. Notes	1.55	5/22/18	1,750,000		1,732,307
American Express,
Sr. Unscd. Notes	6.15	8/28/17	700,000		797,580
American Express,
Sr. Unscd. Notes	7.00	3/19/18	500,000		588,615
American Honda Finance,
Sr. Unscd. Notes	1.13	10/7/16	400,000		402,506
American International Group,
Sr. Unscd. Notes	4.88	6/1/22	1,400,000		1,552,288
American International Group,
Sr. Unscd. Notes	5.60	10/18/16	600,000		659,653
American International Group,
Sr. Unscd. Notes	5.85	1/16/18	1,000,000		1,133,279
American International Group,
Sr. Unscd. Notes	8.25	8/15/18	2,100,000		2,586,074
AON,
Gtd. Notes	4.60	6/14/44	1,000,000		997,169
ARC Properties Operating
Partnership, Gtd. Notes	4.60	2/6/24	750,000	c	766,423
Australia & New Zealand Banking
Group of New York, Sr. Unscd.
Bonds	1.25	6/13/17	1,000,000		999,601
AvalonBay Communities,
Sr. Unscd. Notes	4.20	12/15/23	750,000		792,991
AXA,
Sub. Bonds	8.60	12/15/30	165,000		222,337
Bank of America,
Sr. Unscd. Notes	1.13	11/14/16	250,000		250,121
Bank of America,
Sr. Unscd. Notes	1.25	1/11/16	1,000,000		1,005,639
Bank of America,
Sr. Unscd. Notes, Ser. L	1.35	11/21/16	250,000		250,827
Bank of America,
Sr. Unscd. Notes	2.60	1/15/19	400,000		402,483
Bank of America,
Sr. Unscd. Notes	3.30	1/11/23	1,000,000		978,969
Bank of America,

Sr. Unscd. Notes	3.70	9/1/15	1,000,000	1,031,406
Bank of America,
Sr. Unscd. Notes	4.13	1/22/24	1,000,000	1,025,538
Bank of America,
Sr. Unscd. Notes	5.00	1/21/44	500,000	527,326
Bank of America,
Sr. Unscd. Notes	5.63	10/14/16	575,000	627,855
Bank of America,
Sr. Unscd. Notes	5.63	7/1/20	800,000	915,575
Bank of America,
Sr. Unscd. Notes	5.65	5/1/18	965,000	1,086,178
Bank of America,
Sr. Unscd. Notes	6.40	8/28/17	1,665,000	1,890,734
Bank of America,
Sub. Notes	7.80	9/15/16	235,000	265,603
Bank of Montreal,
Sr. Unscd. Notes	2.50	1/11/17	1,000,000	1,033,908
Bank of Nova Scotia,
Sr. Unscd. Notes	1.10	12/13/16	750,000	752,382
Bank of Nova Scotia,
Sr. Unscd. Note	1.30	7/21/17	1,000,000	998,288
Bank of Nova Scotia,
Sr. Unscd. Notes	1.38	7/15/16	1,000,000	1,012,367
Barclays Bank,
Sr. Unscd. Notes	6.75	5/22/19	1,300,000	1,553,668
BB&T,
Sub. Notes	4.90	6/30/17	150,000	163,630
BB&T,
Sub. Notes	5.20	12/23/15	300,000	317,678
Bear Stearns,
Sr. Unscd. Notes	5.30	10/30/15	100,000	105,583
Bear Stearns,
Sub. Notes	5.55	1/22/17	500,000	548,683
Bear Stearns,
Sr. Unscd. Notes	7.25	2/1/18	1,770,000	2,088,099
Berkshire Hathaway Finance,
Gtd. Notes	5.75	1/15/40	675,000	818,711
Blackrock,

Sr. Unscd. Notes	3.50	3/18/24	500,000	503,404
Blackrock,
Sr. Unscd. Notes, Ser. 2	5.00	12/10/19	500,000	567,773
BNP Paribas,
Bank Gtd. Notes	5.00	1/15/21	1,400,000	1,561,984
Boston Properties,
Sr. Unscd. Notes	5.00	6/1/15	500,000	517,910
Boston Properties,
Sr. Unscd. Bonds	5.63	11/15/20	1,400,000	1,602,793
BPCE,
Gtd. Note	2.50	7/15/19	1,000,000	996,521
BPCE,
Gtd. Notes	4.00	4/15/24	200,000	202,712
Branch Banking & Trust,
Sr. Unscd. Notes	1.45	10/3/16	750,000	758,020
Capital One Bank USA,
Sr. Unscd. Notes	1.15	11/21/16	500,000	501,382
Capital One Bank USA,
Sr. Unscd. Notes	1.20	2/13/17	750,000	750,201
Capital One Financial Company,
Sr. Unscd. Notes	4.75	7/15/21	730,000	805,635
Chubb,
Sr. Unscd. Notes	6.00	5/11/37	540,000	685,536
Citigroup,
Sr. Unscd. Bonds	1.30	11/15/16	400,000	400,596
Citigroup,
Sr. Unscd. Notes	3.88	10/25/23	400,000	407,259
Citigroup,
Sub. Notes	4.05	7/30/22	500,000	510,231
Citigroup,
Sr. Unscd. Notes	4.59	12/15/15	900,000	946,251
Citigroup,
Sr. Unscd. Notes	4.95	11/7/43	1,500,000	1,597,153
Citigroup,
Sr. Unscd. Notes	5.38	8/9/20	300,000	342,259
Citigroup,
Sub. Notes	5.50	9/13/25	500,000	551,307
Citigroup,

Sr. Unscd. Notes	6.13	11/21/17	3,635,000	4,130,676
Citigroup,
Sub. Notes	6.13	8/25/36	575,000	663,603
Citigroup,
Sr. Unscd. Notes	6.63	1/15/28	100,000	123,306
Citigroup,
Sr. Unscd. Notes	8.50	5/22/19	760,000	962,469
CNA Financial,
Sr. Unscd. Notes	6.50	8/15/16	100,000	110,835
Comerica,
Sub. Notes	3.80	7/22/26	1,000,000	996,082
Commonwealth Bank of Australia,
Sr. Unscd. Notes	2.50	9/20/18	650,000	662,765
DDR,
Sr. Unscd. Notes	3.38	5/15/23	1,000,000	963,343
Deutsche Bank London,
Sr. Unscd. Notes	2.50	2/13/19	750,000	757,966
Deutsche Bank London,
Sr. Unscd. Notes	6.00	9/1/17	845,000	955,226
Discover Bank,
Sr. Unscd. Bonds	2.00	2/21/18	500,000	500,482
Discover Bank,
Sr. Unscd. Notes	4.25	3/13/26	800,000	825,754
ERP Operating,
Sr. Unscd. Notes	2.38	7/1/19	1,000,000	1,001,062
ERP Operating,
Sr. Unscd. Notes	5.38	8/1/16	95,000	103,341
Fidelity National Information
Services, Gtd. Notes	2.00	4/15/18	500,000	498,197
Fifth Third Bancorp,
Sr. Unscd. Notes	3.50	3/15/22	1,000,000	1,027,580
First Republic Bank,
Sr. Unscd. Notes	2.38	6/17/19	500,000	501,426
Ford Motor Credit,
Sr. Unscd. Notes	2.38	1/16/18	500,000	508,027
Ford Motor Credit,
Sr. Unscd. Notes	2.50	1/15/16	900,000	920,052
Ford Motor Credit,

Sr. Unscd. Notes	4.38	8/6/23	1,250,000	1,326,791
Ford Motor Credit,
Sr. Unscd. Notes	5.88	8/2/21	1,500,000	1,749,486
General Electric Capital,
Sr. Unscd. Notes	1.00	1/8/16	1,000,000	1,005,336
General Electric Capital,
Sr. Unscd. Notes	1.25	5/15/17	1,000,000	1,001,868
General Electric Capital,
Sr. Unscd. Notes	3.10	1/9/23	1,000,000	993,305
General Electric Capital,
Sr. Unscd. Notes	4.65	10/17/21	1,400,000	1,551,301
General Electric Capital,
Sr. Unscd. Notes	5.00	1/8/16	375,000	398,024
General Electric Capital,
Sr. Unscd. Notes	5.63	9/15/17	1,000,000	1,126,891
General Electric Capital,
Sr. Unscd. Notes	5.63	5/1/18	1,335,000	1,514,054
General Electric Capital,
Sr. Unscd. Notes	5.88	1/14/38	1,000,000	1,201,623
General Electric Capital,
Sr. Unscd. Notes, Ser. A	6.75	3/15/32	1,000,000	1,324,462
Genworth Holdings,
Gtd. Notes	4.90	8/15/23	1,000,000	1,061,316
Goldman Sachs Group,
Sr. Unscd. Notes	3.63	1/22/23	1,000,000	995,227
Goldman Sachs Group,
Sr. Unscd. Notes	3.70	8/1/15	4,000,000	4,118,068
Goldman Sachs Group,
Sr. Unscd. Notes	6.13	2/15/33	475,000	570,842
Goldman Sachs Group,
Sr. Unscd. Notes	6.15	4/1/18	680,000	774,041
Goldman Sachs Group,
Sr. Unscd. Notes	6.25	9/1/17	190,000	215,407
Goldman Sachs Group,
Sr. Unscd. Notes	6.25	2/1/41	500,000	605,726
Goldman Sachs Group,
Sub. Notes	6.75	10/1/37	1,500,000	1,792,077
Goldman Sachs Group,

Sr. Unscd. Notes	7.50	2/15/19	1,000,000	1,207,466
HCP,
Sr. Unscd. Notes	4.20	3/1/24	750,000	769,129
HCP,
Sr. Unscd. Notes	4.25	11/15/23	400,000	415,782
Health Care REIT,
Sr. Unscd. Notes	5.25	1/15/22	1,400,000	1,558,246
Host Hotels & Resorts,
Sr. Unscd. Notes	6.00	10/1/21	500,000	576,388
HSBC Finance,
Sr. Unscd. Notes	5.50	1/19/16	1,125,000	1,200,116
HSBC Holdings,
Sub. Notes	4.25	3/14/24	500,000	510,432
HSBC Holdings,
Sr. Unscd. Notes	5.10	4/5/21	1,500,000	1,700,521
HSBC Holdings,
Sub. Notes	6.50	5/2/36	1,350,000	1,669,133
HSBC Holdings,
Sub. Notes	6.50	9/15/37	555,000	691,513
Intercontinental Exchange Group,
Gtd. Notes	4.00	10/15/23	350,000	367,408
Intesa Sanpaolo,
Bank Gtd. Notes	3.13	1/15/16	500,000	513,135
Intesa Sanpaolo,
Bank Gtd. Bonds	5.25	1/12/24	400,000	432,075
Invesco Finance,
Gtd. Notes	4.00	1/30/24	250,000	261,434
Jefferies Group,
Sr. Unscd. Notes	5.13	1/20/23	500,000	534,429
Jefferies Group,
Sr. Unscd. Debs.	6.25	1/15/36	200,000	217,634
Jefferies Group,
Sr. Unscd. Debs.	6.45	6/8/27	35,000	39,595
John Deere Capital,
Sr. Unscd. Notes	3.15	10/15/21	1,900,000	1,940,392
JPMorgan Chase & Co.,
Sr. Unscd. Notes	3.15	7/5/16	1,500,000	1,562,137
JPMorgan Chase & Co.,

Sr. Unscd. Notes	3.20	1/25/23	1,000,000	984,941
JPMorgan Chase & Co.,
Sr. Unscd. Notes	4.85	2/1/44	750,000	786,697
JPMorgan Chase & Co.,
Sub. Notes	5.15	10/1/15	3,950,000	4,145,643
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.00	1/15/18	500,000	567,466
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.30	4/23/19	1,500,000	1,757,769
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.40	5/15/38	650,000	826,108
JPMorgan Chase Bank,
Sub. Notes	6.00	10/1/17	150,000	169,439
KeyBank,
Sub. Notes	6.95	2/1/28	100,000	126,779
KeyCorp,
Sr. Unscd. Notes	3.75	8/13/15	1,000,000	1,032,563
Kimco Realty,
Sr. Unscd. Notes	3.13	6/1/23	250,000	240,515
Kimco Realty,
Sr. Unscd. Notes	3.20	5/1/21	250,000	249,837
Lazard Group,
Sr. Unscd. Notes	4.25	11/14/20	250,000	261,452
Legg Mason,
Sr. Unscd. Notes	5.63	1/15/44	400,000	439,817
Leucadia National,
Sr. Unscd. Notes	6.63	10/23/43	400,000	431,730
Lexington Realty Trust,
Gtd. Notes	4.40	6/15/24	500,000	503,051
Lincoln National,
Sr. Unscd. Notes	6.15	4/7/36	575,000	711,185
Loews,
Sr. Unscd. Notes	2.63	5/15/23	250,000	235,924
Marsh & McLennan Cos.,
Sr. Unscd. Notes	5.88	8/1/33	275,000	329,237
Mastercard,
Sr. Unscd. Notes	2.00	4/1/19	500,000	498,635
Merrill Lynch & Co.,

Sub. Notes	6.05	5/16/16	575,000		622,658
Merrill Lynch & Co.,
Sr. Unscd. Notes	6.88	4/25/18	2,640,000		3,083,649
Merrill Lynch & Co.,
Sr. Unscd. Notes	6.88	11/15/18	150,000		177,923
Metlife,
Sr. Unscd. Notes	3.60	4/10/24	250,000	b	253,962
MetLife,
Sr. Unscd. Notes	6.38	6/15/34	700,000		902,896
Mid-America Apartments,
Sr. Unscd. Notes	4.30	10/15/23	400,000		416,242
Morgan Stanley,
Sr. Unscd. Notes	1.75	2/25/16	500,000		506,758
Morgan Stanley,
Sr. Unscd. Notes	3.75	2/25/23	500,000		505,067
Morgan Stanley,
Sub. Notes	4.10	5/22/23	1,000,000		1,005,017
Morgan Stanley,
Sr. Unscd. Notes	5.45	1/9/17	1,100,000		1,205,156
Morgan Stanley,
Sr. Unscd. Notes	5.75	10/18/16	875,000		960,607
Morgan Stanley,
Sr. Unscd. Notes	6.38	7/24/42	700,000		884,377
Morgan Stanley,
Sr. Unscd. Notes	6.63	4/1/18	2,700,000		3,125,423
Morgan Stanley,
Sr. Unscd. Notes	7.25	4/1/32	300,000		402,529
Morgan Stanley,
Sr. Unscd. Notes	7.30	5/13/19	1,300,000		1,571,083
Nasdaq OMX Group,
Sr. Unscd. Notes	4.25	6/1/24	500,000	b	505,051
National City,
Sub. Notes	6.88	5/15/19	600,000		711,424
National Retail Property,
Sr. Unscd. Notes	3.90	6/15/24	500,000		500,120
National Rural Utilities
Cooperative Finance, Coll.
Trust Bonds	5.45	2/1/18	1,100,000		1,242,285

Nomura Holdings,
Sr. Unscd. Notes	6.70	3/4/20	1,600,000	1,912,819
Northern Trust,
Sub. Notes	3.95	10/30/25	846,000	879,801
PartnerRe Finance,
Gtd. Notes	5.50	6/1/20	159,000	179,887
PNC Bank,
Sr. Unscd. Notes	1.30	10/3/16	1,250,000	1,259,670
PNC Bank,
Sub. Notes	3.80	7/25/23	1,000,000	1,030,393
PNC Funding,
Bank Gtd. Notes	5.25	11/15/15	225,000	237,780
Principal Financial Group,
Gtd. Notes	6.05	10/15/36	225,000	274,445
ProAssurance,
Sr. Unscd. Notes	5.30	11/15/23	350,000	379,826
Progressive,
Sr. Unscd. Notes	4.35	4/25/44	500,000	508,618
Progressive,
Sr. Unscd. Notes	6.63	3/1/29	100,000	131,107
ProLogis,
Gtd. Notes	6.88	3/15/20	505,000	599,053
Prudential Financial,
Sr. Unscd. Notes	4.60	5/15/44	1,250,000	1,258,626
Rabobank Nederland,
Bank Gtd. Notes	3.38	1/19/17	2,250,000	2,373,154
Rabobank Nederland,
Bank Gtd. Notes	3.95	11/9/22	1,000,000	1,009,724
Realty Income,
Sr. Unscd. Notes	3.88	7/15/24	500,000	501,756
Realty Income,
Sr. Unscd. Notes	5.95	9/15/16	100,000	109,798
Regency Centers,
Gtd. Notes	5.88	6/15/17	200,000	223,759
Reinsurance Group of America,
Sr. Unscd. Notes	4.70	9/15/23	350,000	374,862
Retail Opportunity Investments
Partnership, Gtd. Notes	5.00	12/15/23	750,000	798,477

Royal Bank of Canada,
Sr. Unscd. Notes	1.20	1/23/17	110,000		110,376
Royal Bank of Canada,
Sr. Unscd. Notes	1.25	6/16/17	500,000		499,660
Royal Bank of Canada,
Sr. Unscd. Notes	2.63	12/15/15	1,000,000		1,027,085
Royal Bank of Scotland Group,
Sr. Unscd. Notes	2.55	9/18/15	1,000,000		1,019,198
Ryder System,
Sr. Unscd. Notes	2.35	2/26/19	500,000		501,776
Simon Property Group,
Sr. Unscd. Notes	2.20	2/1/19	500,000		503,005
Simon Property Group,
Sr. Unscd. Notes	5.25	12/1/16	2,000,000		2,177,018
State Street Bank & Trust,
Sub. Notes	5.25	10/15/18	200,000		225,039
State Street,
Sr. Unscd. Notes	3.70	11/20/23	250,000	b	258,322
Sumitomo Mitsui Banking,
Bank Gtd. Notes	0.90	1/18/16	500,000		500,986
Sumitomo Mitsui Banking,
Gtd. Bond	1.35	7/11/17	500,000		498,223
Sumitomo Mitsui Banking,
Bank Gtd. Notes	1.50	1/18/18	390,000		386,811
Sumitomo Mitsui Banking,
Bank Gtd. Notes	3.00	1/18/23	290,000		283,604
Sumitomo Mitsui Banking,
Gtd. Bond	3.40	7/11/24	500,000		503,310
SunTrust Bank,
Sr. Unscd. Notes	2.75	5/1/23	500,000		479,955
SunTrust Banks,
Sr. Unscd. Notes	2.35	11/1/18	500,000		504,599
Svenska Handelsbanken,
Gtd. Notes	2.25	6/17/19	1,000,000		1,001,293
Toronto-Dominion Bank,
Sr. Unscd. Bonds	2.63	9/10/18	750,000		768,596
Toyota Motor Credit,
Sr. Unscd. Notes	1.13	5/16/17	500,000		499,124

Toyota Motor Credit,
Sr. Unscd. Notes	2.63	1/10/23	1,000,000	969,874
Travelers Cos.,
Sr. Unscd. Notes	5.50	12/1/15	960,000	1,021,828
U.S. Bancorp,
Sr. Unscd. Notes	3.00	3/15/22	1,400,000	1,410,245
U.S. Bank,
Sr. Unscd. Notes	1.10	1/30/17	1,000,000	1,000,969
UBS AG/Stamford,
Sr. Unscd. Notes	4.88	8/4/20	293,000	328,902
UBS AG/Stamford,
Sr. Unscd. Notes	5.75	4/25/18	320,000	364,289
UBS AG/Stamford,
Sub. Notes	5.88	7/15/16	75,000	81,820
UBS AG/Stamford,
Sr. Unscd. Notes	5.88	12/20/17	442,000	502,594
Unilever Capital,
Gtd. Notes	2.20	3/6/19	500,000	506,741
Unilever Capital,
Gtd. Notes	5.90	11/15/32	250,000	327,414
Union Bank,
Sr. Unscd. Notes	2.63	9/26/18	500,000	512,287
Ventas Realty,
Gtd. Notes	2.70	4/1/20	1,000,000	989,020
Voya Financial,
Gtd. Notes	5.50	7/15/22	750,000	851,508
Wachovia Bank,
Sub. Notes	6.60	1/15/38	415,000	562,098
Wachovia,
Sr. Unscd. Notes	5.75	6/15/17	1,850,000	2,080,493
Wachovia,
Sr. Unscd. Notes	5.75	2/1/18	1,100,000	1,247,626
Wells Fargo & Co.,
Sr. Unscd. Notes	1.50	1/16/18	500,000	498,103
Wells Fargo & Co.,
Sub. Notes, Ser. M	3.45	2/13/23	500,000	496,129
Wells Fargo & Co.,
Sub. Notes	5.38	11/2/43	500,000	551,017

Wells Fargo & Co.,
Sr. Unscd. Notes	5.63	12/11/17	2,340,000		2,647,677
Wells Fargo & Company,
Sr. Unscd. Notes	1.15	6/2/17	950,000		946,078
Wells Fargo Bank,
Sub. Notes	5.75	5/16/16	875,000		950,705
Westpac Banking,
Sub. Notes	4.63	6/1/18	500,000		540,561
Westpac Banking,
Sr. Unscd. Notes	4.88	11/19/19	1,700,000		1,908,517
XLIT,
Gtd. Notes	6.38	11/15/24	1,400,000		1,688,224
					187,254,500
Foreign/Governmental--5.0%
African Development Bank,
Sr. Unscd. Notes	0.75	10/18/16	330,000		331,498
Asian Development Bank,
Sr. Unscd. Notes	1.88	10/23/18	1,750,000		1,771,360
Asian Development Bank,
Sr. Unscd. Notes	2.50	3/15/16	1,500,000		1,548,672
Brazilian Government,
Sr. Unscd. Bonds	4.88	1/22/21	500,000		541,000
Brazilian Government,
Sr. Unscd. Bonds	5.63	1/7/41	650,000	b	693,225
Brazilian Government,
Sr. Unscd. Bonds	6.00	1/17/17	2,270,000		2,504,945
Brazilian Government,
Sr. Unscd. Bonds	7.13	1/20/37	575,000		727,375
Brazilian Government,
Sr. Unscd. Bonds	8.88	4/15/24	250,000		348,750
Brazilian Government,
Unscd. Bonds	10.13	5/15/27	500,000	b	787,500
Colombian Government,
Sr. Unscd. Bonds	6.13	1/18/41	500,000		600,000
Colombian Government,
Sr. Unscd. Notes	7.38	3/18/19	2,000,000		2,415,000
Ecopetrol,
Sr. Unscd. Notes	7.38	9/18/43	1,000,000		1,254,000

European Bank for Reconstruction
and Development, Sr. Unscd.
Notes	1.00	2/16/17	2,000,000		2,004,856
European Bank for Reconstruction
and Development, Unscd. Notes	1.75	6/14/19	500,000	b	497,854
European Investment Bank,
Sr. Unscd. Bonds	1.00	8/17/17	1,000,000		996,061
European Investment Bank,
Sr. Unscd. Bonds	1.63	9/1/15	2,400,000		2,434,061
European Investment Bank,
Sr. Unscd. Notes	1.75	3/15/17	1,250,000		1,274,375
European Investment Bank,
Sr. Unscd. Notes	1.75	6/17/19	500,000		496,847
European Investment Bank,
Sr. Unscd. Notes	2.25	3/15/16	2,750,000		2,828,889
European Investment Bank,
Sr. Unscd. Notes	2.88	9/15/20	2,000,000	b	2,080,532
European Investment Bank,
Sr. Unscd. Bonds	4.63	10/20/15	350,000		368,273
European Investment Bank,
Sr. Unscd. Bonds	5.13	5/30/17	3,700,000		4,117,319
Export Development Canada,
Sr. Unscd. Notes	0.63	12/15/16	500,000		498,062
Export Development Canada,
Govt. Gtd. Bonds	1.75	8/19/19	400,000		397,909
Export-Import Bank of Korea,
Sr. Unscd. Bonds	2.88	9/17/18	1,000,000		1,026,668
Export-Import Bank of Korea,
Sr. Unscd. Notes	4.00	1/14/24	1,500,000		1,591,306
Finnish Government,
Sr. Unscd. Bonds	6.95	2/15/26	25,000		32,621
FMS Wertmanagement,
Govt. Gtd. Notes	1.13	10/14/16	1,000,000		1,008,333
Inter-American Development Bank,
Notes	0.88	11/15/16	1,000,000	b	1,003,506
Inter-American Development Bank,
Sr. Unscd. Notes	1.75	10/15/19	1,000,000		995,358
Inter-American Development Bank,

Sr. Unscd. Notes	3.88	9/17/19	2,000,000	2,198,392
Inter-American Development Bank,
Unscd. Notes	4.25	9/10/18	540,000	596,953
Inter-American Development Bank,
Sr. Unscd. Notes	4.38	1/24/44	500,000	550,484
Inter-American Development Bank,
Sr. Unscd. Notes	5.13	9/13/16	150,000	163,962
International Bank for
Reconstruction and
Development, Unscd. Notes	0.50	5/16/16	500,000	500,037
International Bank for
Reconstruction and
Development, Sr. Unscd. Notes	1.13	7/18/17	500,000	501,344
International Bank for
Reconstruction and
Development, Sr. Unscd. Notes	1.38	4/10/18	500,000	501,985
International Bank for
Reconstruction and
Development, Sr. Unscd. Bonds	1.88	3/15/19	500,000	504,998
International Bank for
Reconstruction and
Development, Sr. Unscd. Notes	2.13	3/15/16	2,400,000	2,467,418
International Bank for
Reconstruction and
Development, Sr. Unscd. Notes	5.00	4/1/16	700,000	753,061
International Bank for
Reconstruction and
Development, Sr. Unscd. Notes	7.63	1/19/23	700,000	969,503
International Finance,
Sr. Unscd. Notes	0.63	11/15/16	500,000	498,503
International Finance,
Sr. Unscd. Notes	2.13	11/17/17	2,100,000	2,162,351
Italian Government,
Sr. Unscd. Notes	5.25	9/20/16	155,000	168,290
Italian Government,
Sr. Unscd. Notes	5.38	6/12/17	1,450,000	1,599,070
Italian Government,
Sr. Unscd. Notes	6.88	9/27/23	610,000	778,256

Japan Bank for International
Cooperation, Gov't Gtd. Notes	2.50	5/18/16	2,800,000	2,896,116
KFW,
Gov't Gtd. Notes	0.50	7/15/16	1,000,000	998,629
KFW,
Gov't Gtd. Notes	0.75	3/17/17	1,500,000	1,492,504
KFW,
Gov't Gtd. Bonds	4.00	1/27/20	2,500,000	2,754,902
KFW,
Gov't Gtd. Bonds	4.50	7/16/18	3,600,000	4,008,816
KFW,
Gov't Gtd. Notes	4.88	1/17/17	1,240,000	1,359,364
KFW,
Gov't Gtd. Notes	4.88	6/17/19	1,000,000	1,141,184
KFW,
Gov't Gtd. Bonds	5.13	3/14/16	625,000	672,185
Korea Development Bank,
Sr. Unscd. Notes	3.88	5/4/17	1,250,000	1,328,257
Korea Finance,
Sr. Unscd. Notes	2.88	8/22/18	500,000	513,143
Landwirtschaftliche Rentenbank,
Govt. Gtd. Notes	1.88	9/17/18	2,100,000	2,124,202
Landwirtschaftliche Rentenbank,
Govt. Gtd. Bonds	5.13	2/1/17	950,000	1,048,735
Mexican Government,
Sr. Unscd. Notes	4.75	3/8/44	700,000	705,250
Mexican Government,
Sr. Unscd. Notes	5.55	1/21/45	350,000	396,375
Mexican Government,
Sr. Unscd. Notes	5.63	1/15/17	2,000,000	2,204,000
Mexican Government,
Sr. Unscd. Notes	5.95	3/19/19	1,200,000	1,383,000
Mexican Government,
Sr. Unscd. Notes, Ser. A	6.75	9/27/34	1,340,000	1,731,950
OeKB,
Gov't Gtd. Notes	1.63	3/12/19	500,000	496,434
OeKB,
Govt. Gtd. Notes	4.88	2/16/16	1,500,000	1,599,912

Panamanian Government,
Sr. Unscd. Bonds	5.20	1/30/20	200,000		222,300
Panamanian Government,
Sr. Unscd. Bonds	6.70	1/26/36	700,000		864,500
Peruvian Government,
Sr. Unscd. Bonds	6.55	3/14/37	870,000		1,096,200
Petroleos Mexicanos,
Gtd. Notes	4.88	1/18/24	1,000,000	c	1,062,500
Petroleos Mexicanos,
Gtd. Bonds	5.50	6/27/44	500,000		518,650
Petroleos Mexicanos,
Gtd. Notes	6.00	3/5/20	500,000		568,750
Petroleos Mexicanos,
Gtd. Bonds	6.63	6/15/35	1,760,000		2,091,408
Philippine Government,
Sr. Unscd. Bonds	5.00	1/13/37	500,000		556,250
Philippine Government,
Sr. Unscd. Bonds	6.50	1/20/20	400,000		476,500
Philippine Government,
Sr. Unscd. Bonds	9.38	1/18/17	400,000		479,000
Philippine Government,
Sr. Unscd. Bonds	9.50	2/2/30	800,000		1,259,000
Philippine Government,
Sr. Unscd. Bonds	10.63	3/16/25	800,000		1,268,000
Polish Government,
Sr. Unscd. Notes	5.00	3/23/22	1,400,000		1,562,750
Polish Government,
Sr. Unscd. Notes	6.38	7/15/19	1,450,000		1,718,250
Province of British Columbia
Canada, Sr. Unscd. Bonds,
Ser. USD2	6.50	1/15/26	925,000		1,213,253
Province of Manitoba Canada,
Unscd. Debs., Ser. CB	8.80	1/15/20	10,000		13,126
Province of Manitoba Canada,
Unscd. Debs.	8.88	9/15/21	450,000		617,069
Province of Ontario Canada,
Sr. Unscd. Bonds	4.00	10/7/19	2,300,000		2,511,393
Province of Ontario Canada,

Sr. Unscd. Notes	4.75	1/19/16	990,000		1,052,136
Province of Ontario Canada,
Sr. Unscd. Notes	4.95	11/28/16	1,000,000		1,094,072
Province of Quebec Canada,
Unscd. Notes	5.13	11/14/16	725,000		795,701
Province of Quebec Canada,
Debs., Ser. NJ	7.50	7/15/23	200,000		264,571
Province of Quebec Canada,
Sr. Unscd. Debs., Ser. PD	7.50	9/15/29	550,000		779,029
Republic of Korea,
Sr. Unscd. Notes	7.13	4/16/19	1,000,000		1,225,800
South African Government,
Sr. Unscd. Notes	6.88	5/27/19	2,100,000		2,419,368
Swedish Export Credit,
Sr. Unscd. Notes	0.63	5/31/16	600,000		600,155
Swedish Export Credit,
Sr. Unscd. Notes	1.88	6/17/19	400,000		398,904
Turkish Government,
Sr. Unscd. Notes	3.25	3/23/23	800,000	b	747,360
Turkish Government,
Sr. Unscd. Notes	4.88	4/16/43	1,000,000		950,000
Turkish Government,
Unscd. Notes	6.63	2/17/45	900,000		1,047,375
Turkish Government,
Sr. Unscd. Notes	7.00	9/26/16	200,000		220,750
Turkish Government,
Sr. Unscd. Notes	7.00	3/11/19	500,000		576,875
Turkish Government,
Sr. Unscd. Notes	8.00	2/14/34	600,000		799,500
Uruguayan Government,
Sr. Unscd. Notes	4.50	8/14/24	750,000		793,125
Uruguayan Government,
Sr. Unscd. Bonds	7.63	3/21/36	300,000		403,500
					113,212,840
Health Care--2.3%
AbbVie,
Sr. Unscd. Notes	1.20	11/6/15	1,000,000		1,005,558
AbbVie,

Sr. Unscd. Notes	2.90	11/6/22	3,000,000	2,898,846
Aetna,
Sr. Unscd. Notes	3.95	9/1/20	1,000,000	1,073,819
Aetna,
Sr. Unscd. Notes	4.75	3/15/44	500,000	527,212
Aetna,
Sr. Unscd. Notes	6.63	6/15/36	300,000	390,734
Amerisourcebergen,
Sr. Unscd. Notes	1.15	5/15/17	650,000	646,833
Amgen,
Sr. Unscd. Notes	4.10	6/15/21	2,000,000	2,147,996
Amgen,
Sr. Unscd. Notes	5.15	11/15/41	600,000	644,956
Amgen,
Sr. Unscd. Notes	5.85	6/1/17	400,000	448,084
AstraZeneca,
Sr. Unscd. Notes	6.45	9/15/37	520,000	676,607
Baxter International,
Sr. Unscd. Notes	3.20	6/15/23	400,000	394,938
Baxter International,
Sr. Unscd. Notes	6.25	12/1/37	200,000	255,770
Becton Dickinson,
Sr. Unscd. Notes	3.13	11/8/21	1,900,000	1,942,638
Boston Scientific,
Sr. Unscd. Notes	6.00	1/15/20	1,700,000	1,969,970
Bristol-Myers Squibb,
Sr. Unscd. Notes	5.88	11/15/36	425,000	524,001
Cardinal Health,
Sr. Unscd. Notes	1.70	3/15/18	600,000	594,033
Cardinal Health,
Sr. Unscd. Notes	3.20	3/15/23	500,000	495,119
Cardinal Health,
Sr. Unscd. Notes	4.60	3/15/43	300,000	306,884
Carefusion,
Sr. Unscd. Notes	3.88	5/15/24	650,000	651,761
Celgene,
Sr. Unscd. Notes	2.25	5/15/19	500,000	497,485
Celgene,

Sr. Unscd. Notes	4.00	8/15/23	750,000		781,107
Cigna,
Sr. Unscd. Notes	4.50	3/15/21	1,900,000		2,083,914
Covidien International Finance,
Gtd. Notes	6.00	10/15/17	590,000		670,927
Eli Lilly & Co.,
Sr. Unscd. Notes	5.55	3/15/37	750,000		895,985
Eli Lilly & Co.,
Sr. Unscd. Notes	7.13	6/1/25	200,000		263,115
Express Scripts,
Gtd. Notes	3.13	5/15/16	1,400,000		1,455,227
Gilead Sciences,
Sr. Unscd. Notes	3.05	12/1/16	1,500,000		1,567,461
Gilead Sciences,
Sr. Unscd. Bonds	3.70	4/1/24	1,000,000		1,027,124
GlaxoSmithKline Capital,
Gtd. Bonds	5.65	5/15/18	740,000		843,823
GlaxoSmithKline Capital,
Gtd. Bonds	6.38	5/15/38	1,000,000		1,289,831
Johnson & Johnson,
Sr. Unscd. Debs.	4.95	5/15/33	170,000		197,638
Johnson & Johnson,
Sr. Unscd. Notes	5.95	8/15/37	470,000		614,934
McKesson,
Sr. Unscd. Notes	4.88	3/15/44	500,000		521,972
Medco Health Solutions,
Gtd. Notes	7.13	3/15/18	1,500,000		1,764,104
Medtronic,
Sr. Unscd. Notes	4.63	3/15/44	1,000,000		1,038,854
Medtronic,
Sr. Unscd. Notes, Ser. B	4.75	9/15/15	360,000		377,247
Merck & Co.,
Sr. Unscd. Notes	0.70	5/18/16	1,000,000		1,002,516
Merck & Co.,
Gtd. Notes	6.50	12/1/33	680,000	a	910,881
Merck Sharp & Dohme,
Gtd. Debs.	6.40	3/1/28	150,000		192,512
Mylan,

Sr. Unscd. Notes	1.35	11/29/16	300,000	300,386
Mylan,
Sr. Unscd. Notes	5.40	11/29/43	300,000	324,857
Novartis Capital,
Gtd. Notes	4.40	5/6/44	940,000	980,380
Novartis Securities Investment,
Gtd. Notes	5.13	2/10/19	1,400,000	1,586,535
Pfizer,
Sr. Unscd. Notes	6.20	3/15/19	2,400,000	2,821,975
Quest Diagnostic,
Gtd. Notes	3.20	4/1/16	1,000,000	1,034,798
Quest Diagnostic,
Gtd. Notes	5.45	11/1/15	500,000	527,746
Quest Diagnostic,
Gtd. Notes	6.95	7/1/37	50,000	61,040
Quest Diagnostics,
Sr. Unscd. Notes	4.25	4/1/24	300,000	305,684
Sanofi,
Sr. Unscd. Notes	4.00	3/29/21	1,400,000	1,518,859
St. Jude Medical,
Sr. Unscd. Notes	3.25	4/15/23	500,000	495,457
Stryker,
Sr. Unscd. Bonds	4.38	5/15/44	500,000	495,271
Teva Pharmaceutical Finance IV,
Gtd. Notes	2.25	3/18/20	500,000	486,000
Teva Pharmaceutical Finance,
Gtd. Notes	6.15	2/1/36	85,000	101,211
Thermo Fisher Scientific,
Sr. Unscd. Notes	1.30	2/1/17	500,000	499,889
Thermo Fisher Scientific,
Sr. Unscd. Notes	5.30	2/1/44	500,000	550,840
UnitedHealth Group,
Sr. Unscd. Notes	6.88	2/15/38	810,000	1,098,014
WellPoint,
Sr. Unscd. Notes	3.13	5/15/22	1,700,000	1,683,020
WellPoint,
Sr. Unscd. Notes	5.25	1/15/16	375,000	399,263
WellPoint,

Sr. Unscd. Notes	5.88	6/15/17	65,000	72,974
Wyeth,
Gtd. Notes	5.95	4/1/37	200,000	246,893
Wyeth,
Gtd. Notes	6.50	2/1/34	200,000	262,963
Zoetis,
Sr. Unscd. Notes	1.15	2/1/16	500,000	501,895
Zoetis,
Sr. Unscd. Notes	1.88	2/1/18	500,000	499,050
				52,447,416
Industrial--1.3%
3M,
Sr. Unscd. Notes	5.70	3/15/37	750,000	935,054
Boeing,
Sr. Unscd. Notes	6.00	3/15/19	2,000,000	2,338,018
Burlington Northern Santa Fe,
Sr. Unscd. Notes	4.45	3/15/43	600,000	602,660
Burlington Northern Santa Fe,
Sr. Unscd. Debs.	6.15	5/1/37	650,000	821,436
Burlington Northern Santa Fe,
Sr. Unscd. Debs.	7.00	12/15/25	100,000	128,536
Burlington Northern Santa Fe,
Sr. Unscd. Debs.	7.95	8/15/30	100,000	140,846
Canadian National Railway,
Sr. Unscd. Notes	6.90	7/15/28	100,000	133,688
Caterpillar,
Sr. Unscd. Notes	2.60	6/26/22	2,300,000	2,237,157
Caterpillar,
Sr. Unscd. Notes	4.30	5/15/44	500,000	502,708
Caterpillar,
Sr. Unscd. Debs.	6.05	8/15/36	375,000	466,774
CSX,
Sr. Unscd. Notes	4.75	5/30/42	1,200,000	1,257,097
Eaton,
Gtd. Notes	1.50	11/2/17	500,000	499,222
Eaton,
Gtd. Notes	4.15	11/2/42	400,000	384,084
Emerson Electric,

Sr. Unscd. Notes	2.63	2/15/23	260,000	253,841
FedEx,
Gtd. Notes	4.00	1/15/24	750,000	783,548
General Electric,
Sr. Unscd. Notes	4.50	3/11/44	500,000	523,342
General Electric,
Sr. Unscd. Notes	5.25	12/6/17	1,000,000	1,122,980
Illinois Tool Works,
Sr. Unscd. Notes	3.90	9/1/42	1,000,000	946,518
Ingersoll-Rand Global Holding,
Gtd. Notes	2.88	1/15/19	225,000	229,517
John Deere Capital,
Sr. Unscd. Notes	1.13	6/12/17	115,000	114,858
Koninklijke Philips Electronics,
Sr. Unscd. Notes	5.75	3/11/18	500,000	569,257
L-3 Communications,
Gtd. Notes	1.50	5/28/17	750,000	747,547
Lockheed Martin,
Sr. Unscd. Notes, Ser. B	6.15	9/1/36	455,000	572,911
Norfolk Southern,
Sr. Unscd. Bonds, Ser. WI	4.84	10/1/41	1,200,000	1,276,236
Norfolk Southern,
Sr. Unscd. Notes	5.59	5/17/25	2,000	2,337
Northrop Grumman Systems,
Gtd. Notes	7.75	2/15/31	1,100,000	1,522,056
Raytheon,
Sr. Unscd. Debs.	7.20	8/15/27	150,000	196,018
Republic Services,
Gtd. Notes	6.20	3/1/40	750,000	932,312
Union Pacific,
Sr. Unscd. Notes	2.75	4/15/23	400,000	391,455
Union Pacific,
Sr. Unscd. Notes	4.75	12/15/43	140,000	152,381
Union Pacific,
Sr. Unscd. Notes	4.82	2/1/44	325,000	357,662
Union Pacific,
Sr. Unscd. Notes	4.85	6/15/44	1,000,000	1,115,019
United Airlines 2013-1 A PTT,

1st Lien Notes	4.30	8/15/25	1,000,000		1,030,000
United Airlines 2014-2 A PTT,
Pass Thru Certs	3.75	9/3/26	300,000		300,000
United Parcel Service,
Sr. Unscd. Notes	3.13	1/15/21	1,600,000		1,661,002
United Parcel Service,
Sr. Unscd. Notes	6.20	1/15/38	425,000		555,008
United Parcel Service of America,
Sr. Unscd. Debs.	8.38	4/1/30	10,000	a	14,667
United Technologies,
Sr. Unscd. Notes	3.10	6/1/22	2,100,000		2,117,995
United Technologies,
Sr. Unscd. Notes	5.70	4/15/40	650,000		801,483
United Technologies,
Sr. Unscd. Notes	6.70	8/1/28	50,000		65,678
United Technologies,
Sr. Unscd. Debs.	8.75	3/1/21	50,000		67,920
Waste Management,
Gtd. Notes	3.50	5/15/24	500,000		502,370
Waste Management,
Gtd. Notes	7.00	7/15/28	150,000		195,266
					29,568,464
Information Technology--1.0%
Apple,
Sr. Unscd. Notes	0.45	5/3/16	500,000		499,408
Apple,
Sr. Unscd. Notes	1.00	5/3/18	500,000		489,287
Apple,
Sr. Unscd. Notes	1.05	5/5/17	500,000		499,739
Apple,
Sr. Unscd. Notes	2.40	5/3/23	500,000		472,953
Apple,
Sr. Unscd. Notes	2.85	5/6/21	800,000		804,231
Apple,
Sr. Unscd. Notes	3.45	5/6/24	500,000		504,070
Arrow Electronics,
Sr. Unscd. Notes	3.00	3/1/18	500,000		514,506
Arrow Electronics,

Sr. Unscd. Notes	4.50	3/1/23	500,000	521,838
Baidu,
Sr. Unscd. Notes	2.75	6/9/19	750,000	750,625
Ebay,
Sr. Unscd. Notes	4.00	7/15/42	700,000	624,490
EMC,
Sr. Unscd. Notes	1.88	6/1/18	1,000,000	999,382
Google,
Sr. Unscd. Notes	3.63	5/19/21	300,000	319,083
Hewlett-Packard,
Sr. Unscd. Notes	3.00	9/15/16	1,000,000	1,039,680
Hewlett-Packard,
Sr. Unscd. Notes	5.50	3/1/18	560,000	630,818
Hewlett-Packard,
Sr. Unscd. Notes	6.00	9/15/41	750,000	856,115
Intel,
Sr. Unscd. Notes	3.30	10/1/21	2,100,000	2,166,089
International Business Machines,
Sr. Unscd. Notes	5.60	11/30/39	605,000	723,785
International Business Machines,
Sr. Unscd. Notes	5.70	9/14/17	600,000	680,570
International Business Machines,
Sr. Unscd. Debs.	7.00	10/30/25	425,000	563,533
International Business Machines,
Sr. Unscd. Notes	8.38	11/1/19	300,000	389,509
Leidos Holdings,
Gtd. Notes, Ser. 1	5.95	12/1/40	700,000	710,882
Lender Processing Service,
Gtd. Notes	5.75	4/15/23	500,000	538,000
Microsoft,
Sr. Unscd. Notes	4.20	6/1/19	1,000,000	1,104,433
Microsoft,
Sr. Unscd. Notes	5.20	6/1/39	688,000	782,208
Moody's,
Sr. Unscd. Notes	2.75	7/15/19	1,000,000	1,006,837
Oracle,
Sr. Unscd. Notes	2.80	7/8/21	1,600,000	1,592,309
Oracle,

Sr. Unscd. Notes	5.00	7/8/19	1,200,000		1,354,709
Oracle,
Sr. Unscd. Notes	5.75	4/15/18	150,000		171,419
Oracle,
Sr. Unscd. Notes	6.50	4/15/38	500,000		642,423
Seagate HDD,
Gtd. Notes	4.75	6/1/23	800,000	c	812,000
Seagate Technology HDD,
Gtd. Notes	6.80	10/1/16	125,000		138,750
Xilinx,
Sr. Unscd. Notes	3.00	3/15/21	500,000		501,601
					23,405,282
Materials--1.2%
Airgas,
Sr. Unscd. Notes	2.38	2/15/20	500,000		492,424
Avery Dennison,
Sr. Unscd. Notes	3.35	4/15/23	1,000,000		975,524
Barrick PD Australia Finance,
Gtd. Notes	5.95	10/15/39	1,300,000		1,356,053
BHP Billiton Finance USA,
Gtd. Notes	4.13	2/24/42	500,000		489,341
BHP Billiton Finance USA,
Gtd. Notes	6.50	4/1/19	1,700,000		2,034,087
CF Industries,
Gtd. Notes	3.45	6/1/23	500,000		493,573
CF Industries,
Gtd. Notes	4.95	6/1/43	500,000		501,340
Cliffs Natural Resources,
Sr. Unscd. Notes	4.80	10/1/20	600,000	b	589,574
Dow Chemical,
Sr. Unscd. Notes	8.55	5/15/19	1,700,000		2,167,277
E.I. du Pont de Nemours & Co.,
Sr. Unscd. Notes	2.80	2/15/23	500,000		485,500
E.I. du Pont de Nemours & Co.,
Sr. Unscd. Notes	4.15	2/15/43	300,000		288,961
E.I. du Pont de Nemours & Co.,
Sr. Unscd. Notes	5.25	12/15/16	1,900,000		2,091,075

E.	I. du Pont de Nemours & Co.,

Sr. Unscd. Notes	6.00	7/15/18	560,000		648,778
Ecolab,
Sr. Unscd. Notes	5.50	12/8/41	650,000		762,212
Freeport-McMoRan,
Gtd. Notes	3.10	3/15/20	1,500,000		1,510,633
Freeport-McMoRan,
Gtd. Notes	5.45	3/15/43	600,000		626,818
Glencore Canada,
Gtd. Notes	5.50	6/15/17	165,000		180,885
Goldcorp,
Sr. Unscd. Notes	3.63	6/9/21	500,000		507,154
International Paper,
Sr. Unscd. Notes	4.80	6/15/44	1,000,000		994,113
LYB International Finance,
Gtd. Notes	4.00	7/15/23	1,200,000		1,252,187
Methanex,
Sr. Unscd. Notes	3.25	12/15/19	465,000		474,605
Mosaic,
Sr. Unscd. Notes	4.25	11/15/23	300,000	b	314,984
Newmont Mining,
Gtd. Notes	6.25	10/1/39	1,000,000		1,055,377
Potash Corp of Saskatchewan,
Sr. Unscd. Notes	3.63	3/15/24	500,000		509,925
Rio Tinto Alcan,
Sr. Unscd. Debs.	7.25	3/15/31	350,000		462,860
Rio Tinto Finance USA,
Gtd. Notes	5.20	11/2/40	1,000,000		1,110,885
Rio Tinto Finance USA,
Gtd. Notes	6.50	7/15/18	20,000		23,421
Sigma-Aldrich,
Sr. Unscd. Notes	3.38	11/1/20	500,000		521,245
Teck Resources,
Gtd. Notes	6.25	7/15/41	1,300,000		1,402,118
Vale Canada,
Sr. Unscd. Bonds	7.20	9/15/32	100,000		113,410
Vale Overseas,
Gtd. Notes	4.38	1/11/22	1,200,000		1,229,064
Vale Overseas,

Gtd. Notes	6.25	1/23/17	510,000	563,660
Vale Overseas,
Gtd. Notes	6.88	11/21/36	900,000	1,007,730
				27,236,793
Municipal Bonds--.8%
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue (Build America
Bonds)	6.26	4/1/49	1,000,000	1,339,130
Bay Area Toll Authority,
San Francisco Bay Area
Subordinate Toll Bridge
Revenue (Build America Bonds)	6.79	4/1/30	695,000	880,051
California,
GO (Various Purpose)	3.95	11/1/15	400,000	417,684
California,
GO (Various Purpose)	7.50	4/1/34	1,000,000	1,425,820
California,
GO (Various Purpose)	7.55	4/1/39	1,600,000	2,379,104
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	2.11	7/1/18	500,000	504,855
Illinois,
GO (Pension Funding Series)	5.10	6/1/33	2,130,000	2,078,965
Los Angeles Unified School
District, GO (Build America
Bonds)	5.75	7/1/34	1,600,000	1,954,784
Metropolitan Transportation
Authority, Dedicated Tax Funds
Bonds	7.34	11/15/39	650,000	950,333
New Jersey Turnpike Authority,
Turnpike Revenue (Build
America Bonds)	7.41	1/1/40	780,000	1,133,738
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Build
America Bonds)	5.95	6/15/42	545,000	704,173
New York State Dormitory

Authority, State Personal
Income Tax Revenue (General
Purpose) (Build America Bonds)	5.29	3/15/33	2,000,000		2,294,280
Port Authority of New York and New
Jersey (Consolidated Bonds,
164th Series)	5.65	11/1/40	680,000		826,309
Public Utilities Commission of the
City and County of San
Francisco, San Francisco Water
Revenue (Build America Bonds)	6.00	11/1/40	550,000		689,343
University of California Regents,
General Revenue	1.80	7/1/19	480,000		472,882
University of California Regents,
General Revenue	4.77	5/15/44	500,000		518,450
					18,569,901
Telecommunications--1.6%
America Movil SAB de CV,
Gtd. Notes	2.38	9/8/16	1,000,000		1,025,452
America Movil SAB de CV,
Gtd. Notes	6.13	3/30/40	1,200,000		1,424,813
America Movil SAB de CV,
Gtd. Notes	6.38	3/1/35	100,000		120,149
AT&T,
Sr. Unscd. Notes	2.50	8/15/15	1,334,000		1,360,565
AT&T,
Sr. Unscd. Notes	3.00	2/15/22	495,000		491,334
AT&T,
Sr. Unscd. Notes	4.35	6/15/45	600,000		567,152
AT&T,
Sr. Unscd. Notes	5.35	9/1/40	1,500,000		1,634,401
AT&T,
Sr. Unscd. Bonds	5.50	2/1/18	950,000		1,070,869
AT&T,
Gtd. Notes	8.00	11/15/31	470,000	a	693,259
British Telecommunications,
Sr. Unscd. Notes	1.25	2/14/17	250,000		249,724
British Telecommunications,
Sr. Unscd. Notes	5.95	1/15/18	580,000		659,376

British Telecommunications,
Sr. Unscd. Notes	9.63	12/15/30	175,000	a	277,036
Cellco Partnership/Verizon
Wireless Capital, Sr. Unscd.
Notes	8.50	11/15/18	376,000		470,211
Cisco Systems,
Sr. Unscd. Notes	4.45	1/15/20	1,000,000		1,102,872
Cisco Systems,
Sr. Unscd. Notes	5.50	2/22/16	500,000		537,971
Cisco Systems,
Sr. Unscd. Notes	5.50	1/15/40	400,000		465,118
Corning,
Sr. Unscd. Notes	3.70	11/15/23	400,000		413,316
Deutsche Telekom International
Finance, Gtd. Bonds	8.75	6/15/30	900,000	a	1,324,092
GTE,
Gtd. Debs.	6.94	4/15/28	100,000		122,184
Koninklijke KPN,
Sr. Unscd. Bonds	8.38	10/1/30	250,000		352,207
Motorola Solutions,
Sr. Unscd. Debs.	7.50	5/15/25	1,450,000		1,839,380
Orange,
Sr. Unscd. Notes	9.00	3/1/31	945,000	a	1,417,417
Pacific-Bell Telephone,
Gtd. Debs.	7.13	3/15/26	310,000		397,887
Qwest,
Sr. Unscd. Debs.	6.88	9/15/33	330,000		334,539
Telefonica Emisiones,
Gtd. Notes	3.19	4/27/18	1,000,000		1,041,073
Telefonica Emisiones,
Gtd. Notes	7.05	6/20/36	1,145,000		1,458,350
Verizon Communications,
Sr. Unscd. Notes	1.35	6/9/17	500,000		499,593
Verizon Communications,
Sr. Unscd. Notes	2.00	11/1/16	600,000		612,332
Verizon Communications,
Sr. Unscd. Notes	3.45	3/15/21	750,000		766,463
Verizon Communications,

Sr. Unscd. Notes	3.50	11/1/21	900,000	923,681
Verizon Communications,
Sr. Unscd. Notes	3.65	9/14/18	1,300,000	1,387,274
Verizon Communications,
Sr. Unscd. Notes	3.85	11/1/42	1,000,000	882,469
Verizon Communications,
Sr. Unscd. Notes	5.15	9/15/23	1,650,000	1,829,375
Verizon Communications,
Sr. Unscd. Notes	5.85	9/15/35	560,000	645,024
Verizon Communications,
Sr. Unscd. Notes	6.40	9/15/33	1,250,000	1,554,618
Verizon Communications,
Sr. Unscd. Notes	6.55	9/15/43	1,950,000	2,457,860
Verizon Communications,
Sr. Unscd. Notes	7.75	12/1/30	690,000	956,397
Vodafone Group,
Sr. Unscd. Notes	1.50	2/19/18	500,000	495,022
Vodafone Group,
Sr. Unscd. Notes	5.63	2/27/17	555,000	613,944
Vodafone Group,
Sr. Unscd. Bonds	6.15	2/27/37	250,000	297,851
Vodafone Group,
Sr. Unscd. Notes	7.88	2/15/30	125,000	173,200
				34,945,850
U.S. Government Agencies--3.7%
Federal Farm Credit Bank,
Bonds	0.54	11/7/16	500,000	496,720
Federal Farm Credit Bank,
Bonds	5.13	8/25/16	1,200,000	1,311,139
Federal Home Loan Bank,
Notes	0.38	2/19/16	5,000,000	5,000,095
Federal Home Loan Bank,
Bonds	0.38	6/24/16	1,500,000	1,495,211
Federal Home Loan Bank,
Bonds	1.25	2/28/18	570,000	567,588
Federal Home Loan Bank,
Bonds	4.75	12/16/16	1,000,000	1,092,869
Federal Home Loan Bank,

Bonds, Ser. 1	4.88	5/17/17	2,000,000		2,216,526
Federal Home Loan Bank,
Bonds	5.00	11/17/17	2,600,000		2,915,416
Federal Home Loan Bank,
Bonds, Ser. 656	5.38	5/18/16	320,000		347,848
Federal Home Loan Bank,
Bonds	5.50	7/15/36	480,000	b	619,647
Federal Home Loan Bank,
Bonds	5.63	6/11/21	1,200,000		1,443,310
Federal Home Loan Mortgage Corp.	4.50	10/1/40	5,258,433	d	5,659,749
Federal Home Loan Mortgage Corp.,
Notes	0.42	9/18/15	850,000	d	851,618
Federal Home Loan Mortgage Corp.,
Notes	0.70	10/25/16	1,150,000	d	1,146,066
Federal Home Loan Mortgage Corp.,
Notes	1.00	9/29/17	3,000,000	d	2,982,726
Federal Home Loan Mortgage Corp.,
Notes	1.03	11/28/17	500,000	d	497,536
Federal Home Loan Mortgage Corp.,
Notes	1.20	6/12/18	785,000	d	776,826
Federal Home Loan Mortgage Corp.,
Notes	1.25	10/2/19	2,500,000	d	2,416,338
Federal Home Loan Mortgage Corp.,
Notes	2.00	8/25/16	2,000,000	d	2,056,284
Federal Home Loan Mortgage Corp.,
Notes	2.38	1/13/22	2,600,000	d	2,583,435
Federal Home Loan Mortgage Corp.,
Notes	3.06	6/14/28	135,000	d	126,030
Federal Home Loan Mortgage Corp.,
Notes	3.75	3/27/19	1,600,000	d	1,743,904
Federal Home Loan Mortgage Corp.,
Notes	4.88	6/13/18	1,250,000	b,d	1,413,066
Federal Home Loan Mortgage Corp.,
Notes	5.00	2/16/17	825,000	d	911,563
Federal Home Loan Mortgage Corp.,
Notes	5.00	8/1/33	1,000,000	d	1,099,258
Federal Home Loan Mortgage Corp.,
Notes	5.13	10/18/16	750,000	b,d	824,052

Federal Home Loan Mortgage Corp.,
Notes	5.13	11/17/17	650,000	b,d	732,925
Federal Home Loan Mortgage Corp.,
Notes	5.25	4/18/16	4,600,000	d	4,973,129
Federal Home Loan Mortgage Corp.,
Notes	6.25	7/15/32	1,000,000	d	1,381,693
Federal Home Loan Mortgage Corp.,
Bonds	6.75	9/15/29	400,000	b,d	567,972
Federal National Mortgage
Association Notes	1.88	9/18/18	2,000,000	d	2,018,308
Federal National Mortgage
Association Notes	1.88	2/19/19	2,000,000	d	2,012,620
Federal National Mortgage
Association, Notes	0.00	6/1/17	2,400,000	d,e	2,324,762
Federal National Mortgage
Association, Notes	0.38	12/21/15	2,500,000	b,d	2,501,513
Federal National Mortgage
Association, Notes	0.50	10/22/15	500,000	d	501,570
Federal National Mortgage
Association, Notes	0.52	2/26/16	750,000	d	750,204
Federal National Mortgage
Association, Notes	0.88	2/8/18	3,000,000	d	2,957,841
Federal National Mortgage
Association, Notes	1.00	12/28/17	750,000	d	744,696
Federal National Mortgage
Association, Notes	1.00	2/15/18	700,000	d	691,775
Federal National Mortgage
Association, Notes, Ser. 1	1.00	4/30/18	1,000,000	d	980,721
Federal National Mortgage
Association, Notes	1.13	3/28/18	415,000	d	411,254
Federal National Mortgage
Association, Notes	1.25	1/30/17	2,000,000	d	2,018,304
Federal National Mortgage
Association, Notes	1.63	10/26/15	2,700,000	d	2,745,905
Federal National Mortgage
Association, Notes	4.38	10/15/15	850,000	d	892,110
Federal National Mortgage
Association, Notes	5.00	3/15/16	1,240,000	d	1,331,824

Federal National Mortgage
Association, Notes	5.00	5/11/17	1,200,000	d	1,330,663
Federal National Mortgage
Association, Notes	5.25	9/15/16	1,225,000	d	1,343,362
Federal National Mortgage
Association, Notes	6.00	4/18/36	1,300,000	d	1,409,680
Federal National Mortgage
Association, Bonds	6.25	5/15/29	1,340,000	d	1,808,015
Financing (FICO),
Scd. Bonds	8.60	9/26/19	40,000		52,171
Financing (FICO),
Scd. Bonds, Ser. E	9.65	11/2/18	510,000		676,119
Tennessee Valley Authority,
Notes	5.25	9/15/39	1,200,000		1,454,736
Tennessee Valley Authority,
Bonds	5.88	4/1/36	650,000		847,786
Tennessee Valley Authority,
Bonds	6.15	1/15/38	165,000		222,633
					82,279,111
U.S. Government Agencies/Mortgage-Backed--30.1%
Federal Home Loan Mortgage Corp.:
2.00%			1,300,000	d,f	1,270,572
2.50%			2,700,000	d,f	2,713,422
3.00%			700,000	d,f	720,235
3.50%			3,000,000	d,f	3,069,397
4.00%			6,200,000	d,f	6,509,418
4.50%			1,900,000	d,f	2,043,881
2.14%, 8/1/43			1,364,726	a,d	1,374,800
2.24%, 7/1/43			508,402	a,d	513,078
2.46%, 10/1/43			555,253	a,d	564,305
2.50%, 10/1/27 - 11/1/42			9,599,131	d	9,644,924
3.00%, 12/1/25 - 10/1/43			35,082,834	d	34,913,746
3.50%, 3/1/26 - 8/1/42			27,960,457	d	28,651,042
4.00%, 11/1/14 - 2/1/44			23,529,715	d	24,777,659
4.50%, 2/1/18 - 4/1/41			15,414,657	d	16,571,314
5.00%, 12/1/17 - 1/1/40			15,265,102	d	16,701,911
5.50%, 8/1/16 - 1/1/40			10,826,614	d	12,011,974
6.00%, 9/1/14 - 7/1/39			4,936,489	d	5,534,816

6.50%, 4/1/16 - 3/1/39	2,762,911	d	3,117,915
7.00%, 9/1/15 - 7/1/37	177,002	d	198,825
7.50%, 2/1/23 - 11/1/33	40,087	d	44,252
8.00%, 2/1/17 - 10/1/31	43,322	d	50,552
8.50%, 10/1/18 - 6/1/30	1,442	d	1,664
Ser. K714, Cl. A1 2.08%,
12/25/19	801,839	d	816,022
Ser. K017, Cl. A2 2.87%,
12/25/21	750,000	d	765,940
Ser. K032, Cl. A1 3.02%,
2/25/23	575,424	d	598,036
Ser. K033, Cl. A2 3.06%,
7/25/23	1,000,000	a,d	1,013,945
Ser. K032, Cl. A2 3.31%,
5/25/23	1,250,000	a,d	1,292,293
Ser. K014, Cl. A2 3.87%,
4/25/21	1,800,000	d	1,950,807
Ser. K012, Cl. A2 4.19%,
12/25/20	1,284,000	a,d	1,416,411
Federal National Mortgage Association:
2.00%	2,200,000	d,f	2,146,719
2.50%	11,200,000	d,f	11,193,352
3.00%	9,500,000	d,f	9,563,403
3.50%	12,800,000	d,f	13,089,735
4.00%	19,100,000	d,f	20,087,306
4.50%	6,200,000	d,f	6,675,839
5.00%	1,800,000	d,f	1,984,342
5.50%	550,000	d,f	609,761
2.18%, 5/1/43	564,184	a,d	567,057
2.50%, 7/1/27 - 5/1/43	8,746,056	d	8,744,289
2.74%, 11/1/43	266,857	a,d	272,464
2.94%, 5/1/42	373,094	a,d	384,852
3.00%, 10/1/26 - 1/1/44	53,420,559	d	53,123,489
3.05%, 12/1/41	579,836	a,d	605,515
3.50%, 11/1/25 - 2/1/44	45,464,898	d	46,705,578
4.00%, 2/1/24 - 5/1/42	45,315,360	d	47,912,386
4.50%, 4/1/18 - 11/1/40	32,106,316	d	34,621,292
5.00%, 11/1/17 - 6/1/40	18,529,819	d	20,396,680

5.50%, 12/1/14 - 12/1/38	13,998,458	d	15,523,233
6.00%, 5/1/16 - 11/1/38	7,725,528	d	8,681,376
6.50%, 6/1/15 - 9/1/38	2,033,256	d	2,299,238
7.00%, 6/1/15 - 3/1/38	442,444	d	492,001
7.50%, 8/1/15 - 6/1/31	79,771	d	89,873
8.00%, 6/1/15 - 8/1/30	17,308	d	19,775
8.50%, 9/1/15 - 7/1/30	5,836	d	6,037
9.00%, 10/1/30	2,076	d	2,194
Ser. 2013-M14, Cl. APT
2.61%, 4/25/23	1,213,821	a,d	1,199,911
Ser. 2014-M3, Cl. AB2
3.46%, 1/25/24	800,000	a,d	822,498
Government National Mortgage Association I:
3.00%	4,000,000	f	4,004,094
2.50%, 2/15/28	1,550,381		1,579,149
3.00%, 9/15/42 - 8/15/43	1,599,999		1,604,623
3.50%, 2/15/26 - 10/15/42	5,262,256		5,434,280
4.00%, 2/15/41 - 3/15/41	7,084,470		7,530,991
4.50%, 1/15/19 - 2/15/41	11,317,312		12,287,193
5.00%, 1/15/17 - 4/15/40	13,882,714		15,255,212
5.50%, 9/15/20 - 11/15/38	4,499,856		4,985,488
6.00%, 2/15/17 - 4/15/39	5,072,029		5,751,353
6.50%, 2/15/24 - 2/15/39	1,110,255		1,285,918
7.00%, 10/15/27 - 8/15/32	95,106		107,658
7.50%, 10/15/14 - 11/15/30	77,786		86,771
8.00%, 8/15/24 - 3/15/32	18,349		22,126
8.25%, 6/15/27	1,961		2,284
8.50%, 10/15/26	9,749		11,243
9.00%, 2/15/22 - 2/15/23	8,853		9,048
Government National Mortgage Association II:
3.00%	14,600,000	f	14,644,599
3.50%	30,800,000	f	31,780,437
4.00%	23,200,000	f	24,578,567
4.50%	15,000,000	f	16,294,714
5.00%	5,400,000	f	5,923,654
2.00%, 10/20/42 - 6/20/43	1,959,744	a	2,015,774
2.50%, 4/20/28 - 9/20/43	1,063,228		1,024,711
2.50%, 1/20/43 - 11/20/43	1,931,549	a	1,975,695

3.00%, 11/20/27 - 10/20/43	13,818,826		13,998,499
3.00%, 7/20/42	1,019,875	a	1,060,961
3.50%, 9/20/28 - 4/20/43	5,339,949		5,528,412
3.50%, 3/20/41 - 5/20/41	912,108	a	961,513
4.00%, 9/20/43 - 4/20/44	3,088,751		3,279,065
4.50%, 7/20/41 - 6/20/43	2,509,227		2,734,570
5.00%, 3/20/37 - 11/20/43	3,484,974		3,841,912
5.50%, 10/20/31 - 11/20/42	2,791,254		3,090,642
6.50%, 2/20/28	892		1,024
8.50%, 7/20/25	773		879
Federal Home Loan Mortgage Corp.:
2.13%, 2/1/35	332,479	a,d	354,353
2.14%, 8/1/37	67,781	a,d	72,202
2.25%, 6/1/35	5,099	a,d	5,420
2.25%, 3/1/37	77,586	a,d	82,083
2.38%, 4/1/33	4,878	a,d	5,191
2.38%, 2/1/34	183,586	a,d	196,154
2.38%, 12/1/34	15,507	a,d	16,547
2.38%, 4/1/36	131,431	a,d	139,514
2.40%, 6/1/36	7,987	a,d	8,069
2.41%, 3/1/36	7,496	a,d	8,014
2.42%, 8/1/35	121,391	a,d	129,605
2.44%, 12/1/34	32,844	a,d	34,888
2.53%, 11/1/33	4,174	a,d	4,487
4.53%, 6/1/34	4,679	a,d	4,873
5.16%, 8/1/34	2,995	a,d	3,132
Federal National Mortgage Association:
2.09%, 2/1/37	3,826	a,d	4,080
2.11%, 12/1/35	7,198	a,d	7,268
2.19%, 10/1/34	16,462	a,d	17,547
2.25%, 3/1/34	156,029	a,d	167,895
2.25%, 6/1/34	167,211	a,d	179,938
2.25%, 11/1/36	129,701	a,d	137,043
2.32%, 12/1/36	25,743	a,d	25,968
2.33%, 6/1/34	56,043	a,d	60,205
2.33%, 1/1/35	169,486	a,d	182,691
2.35%, 3/1/37	53,368	a,d	57,016
2.39%, 5/1/33	6,218	a,d	6,261

2.39%, 9/1/33	6,472	a,d	6,757
2.40%, 11/1/32	11,808	a,d	12,317
2.41%, 2/1/37	126,635	a,d	136,195
2.44%, 11/1/36	31,480	a,d	33,356
2.46%, 8/1/35	62,827	a,d	67,375
2.56%, 9/1/33	17,803	a,d	18,996
4.33%, 1/1/35	7,152	a,d	7,496
5.07%, 6/1/35	9,879	a,d	10,388
5.20%, 11/1/35	2,696	a,d	2,896
			681,572,630
U.S. Government Securities--34.6%
U.S. Treasury Bonds:
2.75%, 8/15/42	3,200,000		2,876,749
2.75%, 11/15/42	8,482,000		7,610,610
2.88%, 5/15/43	9,812,000		9,017,071
3.00%, 5/15/42	3,500,000		3,317,069
3.13%, 11/15/41	5,750,000		5,599,063
3.13%, 2/15/42	20,000		19,444
3.13%, 2/15/43	2,990,000		2,892,592
3.38%, 5/15/44	2,300,000		2,328,032
3.63%, 8/15/43	2,885,000	b	3,062,156
3.63%, 2/15/44	8,000,000	b	8,486,248
3.75%, 8/15/41	1,000,000		1,090,859
3.75%, 11/15/43	7,435,000		8,069,882
3.88%, 8/15/40	5,000,000	b	5,569,530
4.38%, 11/15/39	2,212,000		2,658,548
4.50%, 2/15/36	1,665,000		2,027,657
4.50%, 5/15/38	1,572,000		1,917,103
4.50%, 8/15/39	2,690,000		3,290,206
4.63%, 2/15/40	860,000		1,073,118
4.75%, 2/15/37	2,500,000		3,145,313
4.75%, 2/15/41	1,190,000		1,517,250
5.25%, 2/15/29	1,640,000		2,097,534
5.38%, 2/15/31	3,710,000	b	4,867,924
6.00%, 2/15/26	80,000		106,538
6.50%, 11/15/26	1,200,000		1,674,656
6.63%, 2/15/27	780,000		1,102,055
6.75%, 8/15/26	1,150,000	b	1,630,304

6.88%, 8/15/25	300,000		423,141
7.13%, 2/15/23	1,920,000		2,627,700
8.00%, 11/15/21	970,000		1,348,111
8.13%, 5/15/21	1,500,000		2,070,468
8.75%, 5/15/17	2,395,000		2,913,855
8.88%, 8/15/17	2,725,000		3,366,225
8.88%, 2/15/19	1,500,000	b	1,980,234
9.00%, 11/15/18	660,000		866,662
9.88%, 11/15/15	700,000		787,309
U.S. Treasury Notes:
0.25%, 8/15/15	1,060,000		1,061,180
0.25%, 9/15/15	5,144,000		5,149,226
0.25%, 10/15/15	6,400,000		6,404,877
0.25%, 10/31/15	4,000,000	b	4,002,656
0.25%, 11/30/15	4,015,000		4,015,940
0.25%, 12/15/15	1,800,000		1,800,106
0.25%, 12/31/15	3,355,000	b	3,355,329
0.25%, 2/29/16	4,030,000		4,024,963
0.25%, 4/15/16	7,120,000		7,102,058
0.25%, 5/15/16	7,945,000		7,917,844
0.38%, 8/31/15	5,015,000		5,026,850
0.38%, 1/15/16	660,000		660,928
0.38%, 1/31/16	3,500,000	b	3,504,512
0.38%, 2/15/16	7,340,000		7,346,738
0.38%, 3/15/16	6,770,000		6,772,248
0.38%, 3/31/16	6,000,000		6,000,234
0.38%, 4/30/16	4,055,000		4,052,624
0.38%, 5/31/16	3,950,000		3,943,984
0.50%, 6/15/16	7,985,000		7,987,028
0.50%, 6/30/16	3,880,000	b	3,879,697
0.50%, 7/31/16	3,800,000		3,797,477
0.50%, 7/31/17	4,640,000		4,566,414
0.63%, 7/15/16	3,240,000		3,246,010
0.63%, 8/15/16	4,175,000		4,179,405
0.63%, 11/15/16	3,765,000		3,758,528
0.63%, 12/15/16	3,154,000	b	3,145,500
0.63%, 2/15/17	3,780,000		3,761,100
0.63%, 5/31/17	6,500,000		6,438,302

0.63%, 8/31/17	3,700,000		3,647,971
0.63%, 9/30/17	5,983,000	b	5,888,349
0.63%, 11/30/17	5,040,000		4,943,136
0.63%, 4/30/18	1,864,000		1,811,212
0.75%, 1/15/17	3,755,000		3,751,478
0.75%, 3/15/17	3,790,000	b	3,779,786
0.75%, 6/30/17	4,817,000		4,782,944
0.75%, 10/31/17	7,220,000		7,121,851
0.75%, 12/31/17	3,100,000		3,048,171
0.75%, 2/28/18	6,300,000		6,171,291
0.75%, 3/31/18	3,300,000		3,227,298
0.88%, 9/15/16	2,900,000		2,915,179
0.88%, 11/30/16	5,000,000		5,019,335
0.88%, 12/31/16	2,000,000	b	2,005,312
0.88%, 1/31/17	4,320,000		4,328,100
0.88%, 2/28/17	6,010,000		6,013,522
0.88%, 4/15/17	3,805,000	b	3,802,919
0.88%, 4/30/17	4,500,000		4,493,673
0.88%, 5/15/17	1,885,000	b	1,881,466
0.88%, 6/15/17	3,625,000		3,613,955
0.88%, 7/15/17	3,540,000		3,527,415
0.88%, 1/31/18	776,000		764,966
0.88%, 7/31/19	3,400,000		3,252,046
1.00%, 8/31/16	3,600,000		3,630,798
1.00%, 9/30/16	7,801,000	b	7,861,637
1.00%, 3/31/17	7,000,000	b	7,021,056
1.00%, 5/31/18	3,900,000		3,836,169
1.00%, 9/30/19	2,960,000		2,839,750
1.00%, 11/30/19	4,700,000		4,492,537
1.13%, 12/31/19	2,800,000		2,689,968
1.13%, 3/31/20	4,250,000		4,060,743
1.13%, 4/30/20	3,160,000		3,014,343
1.25%, 8/31/15	8,162,000	b	8,258,287
1.25%, 9/30/15	3,679,000		3,724,844
1.25%, 10/31/15	11,881,000		12,036,237
1.25%, 10/31/18	4,430,000		4,369,433
1.25%, 11/30/18	4,400,000		4,333,485
1.25%, 1/31/19	3,105,000		3,051,877

1.38%, 11/30/15	6,835,000		6,937,662
1.38%, 6/30/18	3,415,000		3,403,259
1.38%, 7/31/18	1,780,000		1,771,796
1.38%, 9/30/18	5,058,000	b	5,021,051
1.38%, 11/30/18	1,341,000		1,328,324
1.38%, 12/31/18	1,920,000		1,899,600
1.38%, 2/28/19	4,998,000		4,930,252
1.38%, 1/31/20	4,650,000		4,521,762
1.38%, 5/31/20	2,300,000		2,222,016
1.50%, 6/30/16	6,740,000		6,865,977
1.50%, 8/31/18	4,905,000		4,900,399
1.50%, 12/31/18	6,550,000		6,511,624
1.50%, 1/31/19	5,534,000		5,495,306
1.50%, 2/28/19	3,910,000		3,878,689
1.50%, 3/31/19	3,000,000		2,974,923
1.50%, 5/31/19	2,440,000	b	2,412,550
1.63%, 3/31/19	4,900,000		4,882,581
1.63%, 4/30/19	7,000,000		6,969,375
1.63%, 6/30/19	4,000,000	b	3,976,408
1.63%, 7/31/19	3,900,000		3,875,321
1.63%, 11/15/22	6,180,000		5,816,443
1.75%, 5/31/16	3,500,000	b	3,582,170
1.75%, 10/31/18	1,400,000		1,409,516
1.75%, 10/31/20	2,320,000		2,272,693
1.75%, 5/15/22	7,000,000		6,703,319
1.75%, 5/15/23	11,321,000	b	10,678,001
1.88%, 8/31/17	3,140,000		3,215,555
1.88%, 9/30/17	5,570,000	b	5,698,806
1.88%, 10/31/17	5,000,000		5,112,110
1.88%, 6/30/20	3,800,000		3,773,134
2.00%, 1/31/16	1,825,000		1,871,552
2.00%, 4/30/16	8,135,000		8,357,915
2.00%, 7/31/20	4,500,000	b	4,496,661
2.00%, 9/30/20	1,145,000		1,140,080
2.00%, 11/30/20	2,868,000	b	2,848,730
2.00%, 2/28/21	5,457,000		5,399,658
2.00%, 5/31/21	2,690,000		2,653,013
2.00%, 11/15/21	4,930,000		4,840,067

2.00%, 2/15/22	4,372,000		4,280,459
2.00%, 2/15/23	4,955,000		4,789,706
2.13%, 12/31/15	7,035,000		7,219,669
2.13%, 2/29/16	3,000,000		3,084,375
2.13%, 8/31/20	3,190,000		3,203,459
2.13%, 1/31/21	3,130,000		3,124,497
2.13%, 6/30/21	3,750,000		3,725,243
2.13%, 8/15/21	4,805,000		4,772,528
2.25%, 3/31/16	60,000		61,862
2.25%, 11/30/17	5,000,000		5,169,725
2.25%, 3/31/21	3,665,000		3,679,601
2.25%, 4/30/21	3,675,000	b	3,687,201
2.25%, 7/31/21	3,800,000		3,802,968
2.38%, 3/31/16	1,753,000		1,811,068
2.38%, 7/31/17	1,320,000		1,371,666
2.38%, 12/31/20	3,355,000		3,405,063
2.50%, 6/30/17	6,520,000		6,800,666
2.50%, 8/15/23	7,366,000	b	7,378,949
2.50%, 5/15/24	8,255,000	b	8,210,497
2.63%, 8/15/20	5,550,000		5,739,266
2.63%, 11/15/20	7,011,000		7,237,490
2.75%, 11/30/16	3,700,000		3,875,461
2.75%, 5/31/17	7,230,000	b	7,592,628
2.75%, 12/31/17	3,600,000		3,780,421
2.75%, 2/15/19	5,150,000		5,397,643
2.75%, 11/15/23	10,107,000	b	10,317,428
2.75%, 2/15/24	4,070,000	b	4,146,789
3.00%, 8/31/16	3,690,000		3,875,507
3.00%, 9/30/16	4,560,000		4,795,483
3.00%, 2/28/17	1,500,000		1,583,672
3.13%, 10/31/16	5,000,000		5,275,780
3.13%, 1/31/17	480,000	b	507,844
3.13%, 4/30/17	2,830,000		3,000,241
3.13%, 5/15/19	5,000,000		5,325,000
3.13%, 5/15/21	6,750,000		7,157,903
3.25%, 5/31/16	1,083,000		1,138,398
3.25%, 6/30/16	4,020,000		4,231,677
3.25%, 7/31/16	4,060,000		4,280,129

3.25%, 12/31/16			4,700,000		4,982,733
3.25%, 3/31/17			3,000,000	b	3,188,436
3.38%, 11/15/19			4,970,000	b	5,364,300
3.50%, 2/15/18			1,700,000		1,829,027
3.50%, 5/15/20			4,500,000		4,887,072
3.63%, 8/15/19			3,210,000		3,497,898
3.63%, 2/15/20			5,430,000	b	5,932,063
3.63%, 2/15/21			5,760,000		6,297,523
3.75%, 11/15/18			3,000,000		3,274,923
4.25%, 8/15/15			240,000		250,191
4.25%, 11/15/17			5,000,000		5,492,970
4.50%, 11/15/15			220,000		232,087
4.50%, 2/15/16			425,000		452,160
4.63%, 11/15/16			3,300,000		3,596,485
4.75%, 8/15/17			2,387,000		2,651,341
4.88%, 8/15/16			90,000		97,875
5.13%, 5/15/16			1,800,000		1,950,329
					782,809,186
Utilities--1.9%
AEP Texas Central Transition
Funding, Sr. Scd. Bonds,
Ser. A-4	5.17	1/1/20	250,000		271,862
AGL Capital,
Gtd. Notes	3.50	9/15/21	193,000		199,417
American Water Capital,
Sr. Unscd. Notes	3.85	3/1/24	250,000		260,326
Berkshire Hathaway Energy,
Sr. Unscd. Notes	5.15	11/15/43	250,000		281,705
Berkshire Hathaway Energy,
Sr. Unscd. Bonds	6.13	4/1/36	500,000		622,265
Commonwealth Edison,
First Mortgage Bonds	2.15	1/15/19	750,000		753,117
Commonwealth Edison,
First Mortgage Bonds	5.90	3/15/36	971,000		1,220,389
Connecticut Light & Power,
First Mortgage Bonds	4.30	4/15/44	500,000		512,106
Consolidated Edison of New York,
Sr. Unscd. Debs., Ser. 05-A	5.30	3/1/35	475,000		548,846

Consolidated Edison of New York,
Sr. Unscd. Debs., Ser. 08-A	5.85	4/1/18	600,000	685,660
Consolidated Edison of New York,
Sr. Unscd. Debs., Ser. 06-B	6.20	6/15/36	200,000	256,601
Consumers Energy,
First Mortgage Bonds, Ser. P	5.50	8/15/16	200,000	218,686
Dominion Resources,
Sr. Unscd. Notes, Ser. C	5.15	7/15/15	2,075,000	2,164,148
Dominion Resources,
Sr. Unscd. Notes, Ser. E	6.30	3/15/33	100,000	124,594
DTE Electric,
Mortgage Bonds	3.38	3/1/25	500,000	501,507
DTE Electric,
Sr. Scd. Notes	3.45	10/1/20	700,000	730,954
Duke Energy,
Sr. Unscd. Notes	3.75	4/15/24	500,000	513,452
Duke Energy Carolinas,
First Mortgage Notes	4.00	9/30/42	500,000	491,097
Duke Energy Florida
First Mortgage Bonds	6.40	6/15/38	150,000	200,878
Empresa Nacional de Electricidad,
Sr. Unscd. Notes	4.25	4/15/24	500,000	502,395
Florida Power & Light,
First Mortgage Bonds	5.63	4/1/34	1,100,000	1,355,818
Georgia Power,
Sr. Unscd. Note	4.30	3/15/42	1,300,000	1,310,026
Hydro-Quebec,
Gov't Gtd. Debs., Ser. HH	8.50	12/1/29	1,200,000	1,815,652
Hydro-Quebec,
Gov't Gtd. Debs., Ser. HK	9.38	4/15/30	20,000	31,867
Indiana Michigan Power,
Sr. Unscd. Notes	6.05	3/15/37	800,000	973,858
Nevada Power,
Mortgage Notes	7.13	3/15/19	2,300,000	2,791,620
NextEra Energy Capital,
Gtd. Debs.	2.40	9/15/19	500,000	501,881
NiSource Finance,
Gtd. Notes	6.40	3/15/18	1,700,000	1,950,869

Oncor Electric Delivery,
Sr. Scd. Notes	5.00	9/30/17	500,000		555,326
Oncor Electric Delivery,
Sr. Scd. Debs.	7.00	9/1/22	170,000		217,288
Oncor Electric Delivery,
Sr. Scd. Notes	7.00	5/1/32	250,000		344,722
Pacific Gas & Electric,
Sr. Unscd. Notes	4.75	2/15/44	1,000,000		1,073,612
Pacific Gas & Electric,
Sr. Unscd. Bonds	6.05	3/1/34	465,000		574,955
Pacific Gas & Electric,
Sr. Unscd. Notes	6.25	3/1/39	750,000		948,228
PacifiCorp,
First Mortgage Bonds	5.75	4/1/37	1,035,000		1,280,636
PECO Energy,
First Mortgage Bonds	4.80	10/15/43	500,000		562,267
PPL Capital Funding,
Gtd. Notes	3.40	6/1/23	400,000		399,049
PPL Capital Funding,
Gtd. Notes	4.70	6/1/43	400,000		413,678
PPL Electric Utilities,
First Mortgage Bonds	4.75	7/15/43	1,000,000		1,113,718
Progress Energy,
Sr. Unscd. Notes	7.75	3/1/31	480,000		675,733
PSEG Power,
Gtd. Notes	2.45	11/15/18	180,000		182,403
Public Service Colorado,
First Mortgage Bonds	3.20	11/15/20	1,500,000		1,539,858
Public Service Electric & Gas,
Sr. Scd. Notes, Ser. D	5.25	7/1/35	230,000		269,489
San Diego Gas & Electric,
First Mortgage Bonds	3.60	9/1/23	400,000		417,928
South Carolina Electric & Gas,
First Mortgage Bonds	4.50	6/1/64	500,000		505,258
South Carolina Electric & Gas,
First Mortgage Bonds	6.63	2/1/32	200,000		267,802
Southern California Edison,
First Mortgage Bonds	3.88	6/1/21	1,400,000	b	1,511,706

Southern California Edison,
First Mortgage Debs., Ser. 08-A	5.95	2/1/38	70,000		88,951
Southern California Edison,
Sr. Unscd. Notes	6.65	4/1/29	450,000		576,540
Southern California Gas,
First Mortgage Bonds, Ser. HH	5.45	4/15/18	100,000		113,288
Southern Power,
Sr. Unscd. Notes, Ser. D	4.88	7/15/15	2,000,000		2,082,466
Southwestern Electric Power,
Sr. Unscd. Notes, Ser. F	5.88	3/1/18	150,000		169,699
Tampa Electric,
Sr. Unscd. Notes	4.35	5/15/44	500,000		512,046
Union Electric,
Sr. Scd. Notes	6.40	6/15/17	1,500,000		1,695,233
Virginia Electric & Power,
Sr. Unscd. Notes	1.20	1/15/18	1,000,000		988,080
Virginia Electric & Power,
Sr. Unscd. Notes	4.00	1/15/43	500,000	b	490,237
Virginia Electric & Power,
Sr. Unscd. Notes, Ser. A	5.40	1/15/16	500,000		533,614
Xcel Energy,
Sr. Unscd. Notes	6.50	7/1/36	630,000		829,983
					42,725,389
Total Bonds and Notes
(cost $2,210,218,298)					2,269,490,172

Other Investment--7.2%			Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $163,716,331)			163,716,331	[g]	163,716,331
Investment of Cash Collateral for
Securities Loaned--.8%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $18,495,939)			18,495,939	[g]	18,495,939
Total Investments (cost $2,392,430,568)			108.4%		2,451,702,442

Liabilities, Less Cash and Receivables	(8.4%)	(190,016,465)
Net Assets	100.0%	2,261,685,977

GO-- General Obligation
REIT-- Real Estate Investment Trust

a Variable rate security--interest rate subject to periodic change.
b Security, or portion thereof, on loan. At July 31, 2014, the value of the fund's securities on loan was $158,112,148 and the value of the collateral held by the fund was $164,628,302, consisting of cash collateral of $18,495,939 and
U.S. Government & Agency securities valued at $146,132,363.
c Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2014, these securities were valued at $3,646,990 or .16% of net assets.
d The Federal Housing Finance Agency ("FHFA") placed the Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
e Security issued with a zero coupon. Income is recognized through the accretion of discount.
f This security is traded on a To-Be-Announced ("TBA") basis.
g Investment in affiliated money market mutual fund.

At July 31, 2014, net unrealized appreciation on investments was $59,310,596 of which $72,202,219 related to appreciated investment securities and $12,891,623 related to depreciated investment securities. At July 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government & Agencies	68.4
Corporate Bonds	24.2
Money Market Investments	8.0
Foreign/Governmental	5.0
Commercial Mortgage-Backed	1.6
Municipal Bonds	.8
Asset-Backed	.4
108.4
† Based on net assets.

See notes to financial statements.

TBA SALE COMMITMENTS
July 31, 2014 (Unaudited)

	Principal
	Amount ($)		Value ($)
Federal Home Loan Mortgage Corp.:
4%, 8/1/28	400,000	a,b	422,687
4.50%, 8/1/18	800,000	a,b	844,187
5%, 8/1/18	3,300,000	a,b	3,495,036
5.50%, 8/1/33	2,400,000	a,b	2,652,282
Total Federal Home Loan Mortgage Corp.			7,414,192
Federal National Mortgage Association:
4%, 8/18/29	4,650,000	a,b	4,918,465
4.50%, 8/18/29	1,800,000	a,b	1,902,431
5%, 8/1/18	300,000	a,b	316,824
Total Federal National Mortgage Association			7,137,720
Government National Mortgage Association:
4%, 8/20/39	600,000	b	650,198
5%, 8/1/33	7,500,000	b	8,215,314
5.50%, 8/1/33	2,100,000	b	2,324,766
Total Government
National Mortgage Association			11,190,278
Total TBA Sale Commitments
(proceeds $25,780,912)			25,742,190

a	The Federal Housing Finance Agency ("FHFA") placed Federal National Mortgage Association and
Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
b	Sold on a delayed delivery basis.

The following is a summary of the inputs used as of July 31, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	9,180,032	-	9,180,032
Commercial Mortgage-Backed	-	35,415,138	-	35,415,138
Corporate Bonds+	-	546,451,334	-	546,451,334
Foreign Government	-	113,212,840	-	113,212,840
Municipal Bonds+	-	18,569,901	-	18,569,901
Mutual Funds	182,212,270	-	-	182,212,270
U.S. Government Agencies/Mortgage-Backed	-	763,851,741	-	763,851,741
U.S. Treasury	-	782,809,186	-	782,809,186
Liabilities ($)
Other Financial Instruments:
TBA Sales Commitments	-	(25,742,190)	-	(25,742,190)

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the fund's Board.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Short Sales: The fund is engaged in short-selling which obligates the fund to replace the security borrowed by purchasing the security at current market value. The fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The fund realizes a gain if the price of the security declines between those dates. Until the fund replaces the borrowed security, the fund will maintain daily a segregated account with a broker or custodian of permissible liquid assets sufficient to cover its short positions.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Disciplined Stock Fund
July 31, 2014 (Unaudited)

Common Stocks--99.6%	Shares		Value ($)
Automobiles & Components--.8%
General Motors	130,930		4,428,053
Banks--10.8%
Bank of America	575,240		8,772,410
Citigroup	220,220		10,770,960
JPMorgan Chase & Co.	246,700		14,227,189
PNC Financial Services Group	123,800		10,220,928
Regions Financial	992,050		10,059,387
Wells Fargo & Co.	154,960		7,887,464
			61,938,338
Capital Goods--5.8%
Cummins	52,650		7,338,883
Danaher	54,530		4,028,676
Eaton	82,830		5,625,814
Fluor	99,700		7,265,139
Honeywell International	49,600		4,554,768
Owens Corning	127,650		4,346,483
			33,159,763
Consumer Durables & Apparel--1.7%
PVH	46,320		5,103,538
Whirlpool	34,760		4,958,166
			10,061,704
Diversified Financials--6.5%
Ameriprise Financial	67,480		8,070,608
Berkshire Hathaway, Cl. B	70,670	a	8,864,138
Goldman Sachs Group	42,030		7,265,726
Invesco	123,230		4,637,145
Voya Financial	236,610		8,778,231
			37,615,848
Energy--10.0%
Anadarko Petroleum	80,020		8,550,137
EOG Resources	25,660		2,808,230
Exxon Mobil	101,420		10,034,495
Marathon Oil	225,360		8,732,700
Occidental Petroleum	192,090		18,769,114

Schlumberger	79,780		8,647,354
			57,542,030
Exchange-Traded Funds--1.0%
Standard & Poor's Depository
Receipts S&P 500 ETF Trust	30,020	b	5,796,562
Food & Staples Retailing--2.7%
Costco Wholesale	38,040		4,471,222
CVS Caremark	143,060		10,924,062
			15,395,284
Food, Beverage & Tobacco--7.4%
Archer-Daniels-Midland	202,510		9,396,464
Coca-Cola Enterprises	105,270		4,784,521
Molson Coors Brewing, Cl. B	134,430		9,078,058
Mondelez International, Cl. A	187,590		6,753,240
Philip Morris International	153,080		12,554,091
			42,566,374
Health Care Equipment & Services--5.0%
Cardinal Health	78,300		5,610,195
McKesson	40,500		7,770,330
Medtronic	115,770		7,147,640
UnitedHealth Group	103,390		8,379,760
			28,907,925
Insurance--2.9%
American International Group	104,780		5,446,464
Hartford Financial Services Group	167,600		5,725,216
Prudential Financial	62,720		5,454,758
			16,626,438
Materials--3.5%
Dow Chemical	104,610		5,342,433
Martin Marietta Materials	38,700		4,807,701
Praxair	42,470		5,442,106
Vulcan Materials	75,680		4,777,678
			20,369,918
Media--4.8%
Omnicom Group	144,050		10,082,059
Twenty-First Century Fox, Cl. A	114,130		3,615,638
Walt Disney	162,990		13,997,581
			27,695,278
Pharmaceuticals, Biotech & Life Sciences--11.4%
AbbVie	263,270		13,779,552
Agilent Technologies	80,440		4,511,880

Biogen Idec	22,790	a	7,620,748
Gilead Sciences	95,680	a	8,759,504
Merck & Co.	206,360		11,708,866
Mylan	121,830	a	6,014,747
Pfizer	460,854		13,226,510
			65,621,807
Retailing--2.5%
Amazon.com	14,350	a	4,491,406
Lowe's	91,375		4,372,294
Macy's	97,150		5,614,298
			14,477,998
Semiconductors & Semiconductor Equipment--2.8%
Applied Materials	264,170		5,537,003
Texas Instruments	107,320		4,963,550
Xilinx	137,660		5,661,956
			16,162,509
Software & Services--8.9%
Accenture, Cl. A	107,400		8,514,672
Google, Cl. A	15,330	a	8,884,501
Google, Cl. C	15,330	a	8,762,628
Microsoft	287,770		12,420,153
salesforce.com	60,430	a	3,278,328
Twitter	40,990		1,852,338
Visa, Cl. A	36,150		7,628,012
			51,340,632
Technology Hardware & Equipment--10.1%
Apple	273,190		26,108,768
Cisco Systems	343,030		8,654,647
EMC	453,630		13,291,359
Hewlett-Packard	126,990		4,522,114
Seagate Technology	91,910		5,385,926
			57,962,814
Transportation--.5%
Delta Air Lines	76,500		2,865,690
Utilities--.5%
Exelon	99,210		3,083,447
Total Common Stocks
(cost $481,182,600)			573,618,412

Other Investment--.3%
Registered Investment Company;

Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,919,415)	1,919,415 [c]	1,919,415
Investment of Cash Collateral for
Securities Loaned--.1%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $696,063)	696,063 [c]	696,063
Total Investments (cost $483,798,078)	100.0%	576,233,890
Cash and Receivables (Net)	.0%	48,576
Net Assets	100.0%	576,282,466

ETF -- Exchange-Traded Funds

a	Non-income producing security.
b	Security, or portion thereof, on loan. At July 31, 2014, the value of the fund's securities on loan was $668,671 and the value of the collateral held by the fund was $696,063.
c	Investment in affiliated money market mutual fund.

At July 31, 2014, net unrealized appreciation on investments was $92,435,812 of which $98,380,618 related to appreciated investment securities and $5,944,806 related to depreciated investment securities. At July 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Pharmaceuticals, Biotech & Life Sciences	11.4
Banks	10.8
Technology Hardware & Equipment	10.1
Energy	10.0
Software & Services	8.9
Food, Beverage & Tobacco	7.4
Diversified Financials	6.5
Capital Goods	5.8
Health Care Equipment & Services	5.0
Media	4.8
Materials	3.5
Insurance	2.9
Semiconductors & Semiconductor Equipment	2.8
Food & Staples Retailing	2.7
Retailing	2.5

Consumer Durables & Apparel	1.7
Exchange-Traded Funds	1.0
Automobiles & Components	.8
Transportation	.5
Utilities	.5
Money Market Investments	.4
100.0

†	Based on net assets.

The following is a summary of the inputs used as of July 31, 2014 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	567,821,850	-	-	567,821,850
Exchange-Traded Funds	5,796,562	-	-	5,796,562
Mutual Funds	2,615,478	-	-	2,615,478

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Money Market Reserves
July 31, 2014 (Unaudited)

Negotiable Bank Certificates of Deposit--34.0%	Principal Amount ($)		Value ($)
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.25%, 8/12/14	8,000,000		8,000,000
BNP Paribas (Yankee)
0.23%, 10/16/14	7,000,000		7,000,000
Citibank N.A.
0.18%, 8/19/14	5,000,000		5,000,000
Credit Industriel et Commercial (Yankee)
0.15%, 8/4/14	5,000,000		5,000,000
Landesbank Hessen-Thuringen Girozentrale (Yankee)
0.18%, 8/8/14	5,000,000		5,000,000
Mizuho Bank Ltd/NY (Yankee)
0.20%, 8/1/14	5,000,000		5,000,000
Norinchukin Bank (Yankee)
0.21%, 9/4/14	8,000,000		8,000,000
Rabobank Nederland (Yankee)
0.22%, 11/3/14	5,000,000		5,000,000
Skandinaviska Enskilda Banken NY (Yankee)
0.25%, 1/16/15	8,000,000		8,000,000
Sumitomo Mitsui Banking Corp. (Yankee)
0.25%, 9/12/14	5,000,000	a	5,000,000
Toronto Dominion Bank NY (Yankee)
0.23%, 8/7/14	5,000,000	b	5,000,000
Wells Fargo Bank, NA
0.26%, 8/1/14	5,000,000	b	5,000,000
Total Negotiable Bank Certificates of Deposit
(cost $71,000,000)			71,000,000
Commercial Paper--17.7%
Australia and New Zealand Banking Group Ltd.
0.18%, 8/5/14	5,000,000	a,b	5,000,000
General Electric Capital Corp.
0.14%, 10/7/14	7,000,000		6,998,176
Nordea Bank AB

0.18%, 10/3/14	7,000,000	a	6,997,795
NRW Bank
0.13%, 8/11/14	8,000,000	a	7,999,722
Sumitomo Mitsui Trust Bank
0.20%, 9/2/14	5,000,000		4,999,111
Svenska Handelsbanken Inc.
0.20%, 10/29/14	5,000,000	a	4,997,528
Total Commercial Paper
(cost $36,992,332)			36,992,332
Asset-Backed Commercial Paper--12.4%
Antalis U.S. Funding Corp.
0.16%, 8/14/14	8,000,000	a	7,999,538
Collateralized Commercial Paper II Co., LLC
0.30%, 12/11/14	5,000,000	a	4,994,500
Metlife Short Term Funding LLC
0.17%, 10/20/14	8,000,000	a	7,996,978
Regency Markets No. 1 LLC
0.14%, 8/19/14	5,000,000	a	4,999,650
Total Asset-Backed Commercial Paper
(cost $25,990,666)			25,990,666
Time Deposits--16.3%
Credit Agricole (Grand Cayman)
0.07%, 8/1/14	8,000,000		8,000,000
Lloyds Bank (London)
0.06%, 8/1/14	8,000,000		8,000,000
Natixis New York (Grand Cayman)
0.08%, 8/1/14	10,000,000		10,000,000
Swedbank (Grand Cayman)
0.05%, 8/1/14	8,000,000		8,000,000
Total Time Deposits
(cost $34,000,000)			34,000,000
Repurchase Agreements--19.2%
Barclays Capital, Inc.
0.06%, dated 7/31/14, due 8/1/14 in the amount of
$10,000,017 (fully collateralized by $10,193,700 U.S.
Treasury Notes, 2.25%, due 7/31/21, value $10,200,071)	10,000,000		10,000,000
TD Securities (USA) LLC

0.08%, dated 7/31/14, due 8/1/14 in the amount of
$30,000,067 (fully collateralized by $19,701,500 U.S.
Treasury Bonds, 3.50%-6.13%, due 8/15/29-8/15/39,
value $25,353,340 and $5,301,500 U.S. Treasury Notes,
2%, due 5/31/21, value $5,246,700)	30,000,000	30,000,000
Total Repurchase Agreements
(cost $40,000,000)		40,000,000
Total Investments (cost $207,982,998)	99.6%	207,982,998
Cash and Receivables (Net)	.4%	731,162
Net Assets	100.0%	208,714,160

a Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2014, these securities amounted to $55,985,711 or 26.8% of net assets.
b Variable rate security--interest rate subject to periodic change.

At July 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The following is a summary of the inputs used as of July 31, 2014 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	207,982,998
Level 3 - Significant Unobservable Inputs	-
Total	207,982,998

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund's Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
The Dreyfus/Laurel Funds Inc. Dreyfus Opportunistic Emerging Markets Debt Fund
July 31, 2014 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes--94.9%		Rate (%)	Date	Amount ($) [a]		Value ($)
Argentina--.5%
Argentine Government,
Sr. Unscd. Notes		11.75	10/5/15	100,000		95,500
Brazil--12.7%
Braskem Finance,
Gtd. Bonds		6.45	2/3/24	200,000		210,440
Brazilian Government,
Treasury Bills	BRL	0.00	4/1/15	100,000	b	41,109
Brazilian Government,
Sr. Notes, Ser. F	BRL	10.00	1/1/17	930,000		401,364
Brazilian Government,
Notes, Ser. F	BRL	10.00	1/1/23	2,050,000		828,198
BRF,
Sr. Unscd. Notes		4.75	5/22/24	200,000	c	196,440
Caixa Economica Federal,
Sr. Unscd. Notes		4.25	5/13/19	190,000	c	190,475
Itau Unibanco Holding,
Sub. Notes		5.65	3/19/22	210,000		216,573
Odebrecht Finance,
Gtd. Notes		7.13	6/26/42	200,000		213,500
QGOG Constellation,
Gtd. Notes		6.25	11/9/19	200,000		205,500
						2,503,599
Chile--1.0%
Tanner Servicios Financieros,
Sr. Unscd. Notes		4.38	3/13/18	200,000		205,034
China--4.2%
China Cinda Finance,
Gtd. Notes		5.63	5/14/24	210,000	c	220,346
Country Garden Holdings,
Gtd. Bonds		7.25	4/4/21	200,000	c	199,750
Kaisa Group Holdings,
Gtd. Notes		8.88	3/19/18	200,000		210,250
Shimao Property Holdings,
Gtd. Notes		6.63	1/14/20	200,000		200,500
						830,846

Colombia--7.5%
Colombian Government,
Bonds, Ser. B	COP	10.00	7/24/24	920,000,000		606,866
Emgesa,
Sr. Unscd. Notes	COP	8.75	1/25/21	153,000,000		88,977
Empresas Publicas de Medellin,
Sr. Unscd. Notes	COP	8.38	2/1/21	1,022,000,000		578,540
Pacific Rubiales Energy,
Gtd. Notes		5.38	1/26/19	200,000	c	204,500
						1,478,883
Curacao--.9%
SUAM Finance,
Gtd. Notes		4.88	4/17/24	175,000	c	176,750
Hungary--3.3%
Hungarian Development Bank,
Govt. Gtd. Notes		6.25	10/21/20	200,000	c	223,500
Hungarian Export-Import Bank,
Govt. Gtd. Notes		5.50	2/12/18	370,000		398,719
Hungarian Government,
Bonds, Ser. 23/A	HUF	6.00	11/24/23	4,600,000		21,727
						643,946
India--1.5%
Rolta Americas,
Gtd. Bonds		8.88	7/24/19	280,000	c	287,840
Indonesia--7.1%
Indo Energy Finance,
Sr. Scd. Notes		7.00	5/7/18	200,000		202,000
Indonesian Government,
Sr. Unscd. Bonds, Ser. FR64	IDR	6.13	5/15/28	2,730,000,000		192,642
Indonesian Government,
Sr. Unscd. Bonds, Ser. FR55	IDR	7.38	9/15/16	63,000,000		5,433
Indonesian Government,
Sr. Unscd. Bonds		7.75	1/17/38	100,000		130,000
Indonesian Government,
Sr. Unscd. Bonds, Ser. FR69	IDR	7.88	4/15/19	1,930,000,000		167,036
Indonesian Government,
Sr. Unscd. Bonds, Ser. FR68	IDR	8.38	3/15/34	2,000,000,000		168,966
Indonesian Government,
Sr. Unscd. Bonds, Ser. FR71	IDR	9.00	3/15/29	1,472,000,000		132,973
Indonesian Government,
Sr. Unscd. Bonds, Ser. FR27	IDR	9.50	6/15/15	2,107,000,000		186,247
TBG Global,

Gtd. Notes		4.63	4/3/18	200,000		203,500
						1,388,797
Kazakhstan--1.2%
Kazakhstan Temir Zholy Finance,
Gtd. Notes		6.95	7/10/42	200,000		225,500
Macau--1.0%
MCE Finance,
Gtd. Notes		5.00	2/15/21	200,000		199,500
Malaysia--4.6%
Malaysian Government,
Sr. Unscd. Bonds, Ser. 1/06	MYR	4.26	9/15/16	2,820,000		899,148
Mexico--10.8%
Alpek,
Gtd. Notes		5.38	8/8/23	200,000	c	210,500
American Movil,
Gtd. Notes	MXN	8.46	12/18/36	2,600,000		194,308
Comision Federal de Electricidad,
Sr. Unscd. Notes		5.75	2/14/42	200,000		210,000
Metalsa,
Gtd. Notes		4.90	4/24/23	235,000		230,887
Mexican Government,
Bonds, Ser. M	MXN	6.50	6/9/22	405,000		32,380
Mexican Government,
Bonds, Ser. M 30	MXN	10.00	11/20/36	2,102,000		219,020
Petroleos Mexicanos,
Gtd. Notes	MXN	7.19	9/12/24	1,440,000		111,618
Petroleos Mexicanos,
Gtd. Notes	MXN	7.19	9/12/24	5,055,000	c	391,825
Red de Carreteras de Occidente,
Sr. Scd. Notes	MXN	9.00	6/10/28	2,700,000		194,139
Southern Copper,
Sr. Unscd. Notes		7.50	7/27/35	100,000		118,405
Tenedora Nemak,
Sr. Unscd. Notes		5.50	2/28/23	200,000		207,500
						2,120,582
Nigeria--4.4%
Afren,
Sr. Scd. Notes		6.63	12/9/20	200,000	c	209,500
Nigerian Government,
Treasury Bills	NGN	0.00	8/7/14	62,980,000	b	388,685
Nigerian Government,
Treasury Bills	NGN	0.00	9/4/14	6,000,000	b	36,728

Nigerian Government,
Treasury Bills	NGN	0.00	10/9/14	3,800,000	b	23,025
Nigerian Government,
Treasury Bills, Ser. 364	NGN	0.00	11/6/14	5,660,000	b	34,052
Nigerian Government,
Treasury Bills, Ser. 364	NGN	0.00	12/4/14	10,180,000	b	60,537
Nigerian Government,
Bonds, Ser. 7	NGN	16.00	6/29/19	10,160,000		74,366
Nigerian Government,
Bonds, Ser. 10YR	NGN	16.39	1/27/22	4,930,000		37,150
						864,043
Panama--1.8%
Panamanian Government,
Sr. Unscd. Bonds, Ser. A		5.63	7/25/22	125,000		137,805
Panamanian Government,
Sr. Unscd. Bonds		8.88	9/30/27	150,000		216,000
						353,805
Peru--.5%
Peruvian Government,
Bonds	PEN	6.85	2/12/42	185,000		68,416
Peruvian Government,
Unscd. Bonds	PEN	6.90	8/12/37	85,000		31,991
						100,407
Philippines--2.3%
Petron,
Sub. Bonds		7.50	2/6/49	200,000	d	212,000
Philippines Government,
Sr. Unscd. Bonds	PHP	3.90	11/26/22	10,000,000		232,406
						444,406
Poland--4.8%
Polish Government,
Bonds, Ser. 0416	PLN	5.00	4/25/16	1,230,000		410,954
Polish Government,
Bonds, Ser. 1019	PLN	5.50	10/25/19	340,000		122,298
Polish Government,
Bonds, Ser. 0922	PLN	5.75	9/23/22	835,000		312,844
Polish Government,
Bonds, Ser. 1015	PLN	6.25	10/24/15	295,000		98,889
						944,985
Russia--7.4%
AHML Finance,
Unscd. Notes	RUB	7.75	2/13/18	5,000,000		127,139

Gazprom,
Sr. Unscd. Bonds		6.00	11/27/23	200,000	c	191,000
RusHydro,
Sr. Unscd. Notes	RUB	7.88	10/28/15	14,700,000		401,153
Russian Agricultural Bank,
Sr. Unscd. Notes		7.75	5/29/18	100,000		103,370
Russian Agricultural Bank,
Sr. Unscd. Notes	RUB	8.63	2/17/17	5,900,000		150,684
Russian Government,
Bonds, Ser. 6212	RUB	7.05	1/19/28	1,455,000		34,044
Vnesheconombank,
Sr. Unscd. Notes		6.03	7/5/22	200,000		187,740
Vnesheconombank,
Sr. Unscd. Notes		6.80	11/22/25	275,000		263,313
						1,458,443
South Africa--5.4%
South African Government,
Sr. Unscd. Bonds, Ser. R209	ZAR	6.25	3/31/36	520,000		36,217
South African Government,
Bonds, Ser. R213	ZAR	7.00	2/28/31	5,330,000		421,916
South African Government,
Bonds, Ser. 2023	ZAR	7.75	2/28/23	275,000		25,149
South African Government,
Bonds, Ser. R186	ZAR	10.50	12/21/26	3,480,000		379,163
Transnet,
Sr. Unscd. Notes	ZAR	9.50	5/13/21	2,200,000	c	205,294
						1,067,739
Sri Lanka--1.0%
Sri Lankan Government,
Sr. Unscd. Bonds		5.13	4/11/19	200,000	c	205,000
Thailand--1.5%
Thai Government,
Sr. Unscd. Bonds, Ser. ILB	THB	1.20	7/14/21	8,800,000	e	288,314
Turkey--4.1%
Export Credit Bank of Turkey,
Sr. Unscd. Notes		5.88	4/24/19	200,000		215,490
Turkish Government,
Bonds, Ser. 5Y	TRY	6.30	2/14/18	840,000		368,784
Turkish Government,
Bonds	TRY	8.80	9/27/23	50,000		23,369
Turkiye Vakiflar Bankasi,
Sr. Unscd. Notes		5.00	10/31/18	200,000	c	205,780

					813,423
Uruguay--1.6%
Uruguayan Government,
Sr. Unscd. Bonds	UYU	5.00	9/14/18	3,766,000	320,380
Venezuela--3.8%
Petroleos de Venezuela,
Gtd. Notes		8.50	11/2/17	805,000	751,669

Total Bonds and Notes
(cost $18,751,590)					18,668,539
				Principal
Short-Term Investments--.1%				Amount ($)	Value ($)
U.S. Treasury Bills;
0.04%, 11/13/14
(cost $24,997)				25,000 [f]	24,998

Other Investment--4.6%				Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $901,000)				901,000 [g]	901,000
Total Investments (cost $19,677,587)				99.6%	19,594,537
Cash and Receivables (Net)				.4%	69,721
Net Assets				100.0%	19,664,258

a	Principal amount stated in U.S. Dollars unless otherwise noted.
BRL--Brazilian Real
COP--Colombian Peso
HUF--Hungarian Forint
IDR--Indonesian Rupiah
MYR--Malaysian Ringgit
MXN--Mexican New Peso
NGN--Nigerian Naira
PEN--Peruvian New Sol
PHP--Philippine Peso
PLN--Polish Zloty
RUB--Russian Ruble
THB--Thai Baht
TRY--Turkish Lira
UYU--Uruguayan Peso
ZAR--South African Rand

b	Security issued with a zero coupon. Income is recognized through the accretion of discount.
c	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2014, these securities were valued at $3,318,500 or 16.9% of net assets.
d	Variable rate security--interest rate subject to periodic change.
e	Principal amount for accrual purposes is periodically adjusted based on changes in the Thai Consumer Price Index.
f	Held by or on behalf of a counterparty for open financial futures contracts.
g	Investment in affiliated money market mutual fund.

At July 31, 2014, net unrealized depreciation on investments was $83,050 of which $293,827 related to appreciated investment securities and $376,877 related to depreciated investment securities. At July 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Foreign/Governmental	68.3
Corporate Bonds	26.6
Short-Term/Money Market Investments	4.7
99.6

† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
July 31, 2014 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 7/31/2014	($)

Financial Futures Short
U.S. Treasury 10 Year Notes	6	(747,656)	September 2014	2,707

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
July 31, 2014 (Unaudited)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

Brazilian Real,
Expiring:
8/4/2014 a	270,000	120,664	118,875	(1,789)
8/4/2014 b	65,000	28,812	28,618	(194)

Chinese Yuan Renminbi,
Expiring
10/15/2014 c	1,800,000	290,697	289,595	(1,102)

Euro,
Expiring
8/28/2014 a	150,000	201,618	200,875	(743)

Hungarian Forint,
Expiring
8/28/2014 d	49,570,000	215,507	211,225	(4,282)

Indian Rupee,
Expiring
8/28/2014 c	26,370,000	438,149	432,789	(5,360)

Malaysian Ringgit,
Expiring
8/28/2014 c	1,450,000	455,316	452,640	(2,676)

Mexican New Peso,

Expiring
8/28/2014	e	4,365,000	335,950	329,471	(6,479)

Peruvian New Sol,
Expiring
8/28/2014	c	185,000	66,173	65,807	(366)

Polish Zloty,
Expiring:
8/28/2014	a	525,000	169,957	167,945	(2,012)
8/28/2014	b	115,000	37,217	36,788	(429)
8/28/2014	e	260,000	84,170	83,173	(997)

Taiwan New Dollar,
Expiring
8/28/2014	b	4,440,000	148,346	148,077	(269)

Thai Baht,
Expiring:
8/28/2014	a	1,640,000	51,341	51,005	(336)
8/28/2014	e	1,590,000	49,814	49,450	(364)

Sales:			Proceeds ($)

Brazilian Real,
Expiring:
8/4/2014	c	230,000	102,482	101,264	1,218
8/4/2014	d	105,000	47,053	46,229	824
9/3/2014	d	285,000	127,093	124,340	2,753

Colombian Peso,
Expiring:
8/28/2014	b	525,845,000	284,164	279,290	4,874

8/28/2014	c	974,975,000	526,970	517,834	9,136

Indonesian Rupiah,
Expiring
8/28/2014	e	1,225,955,000	104,514	105,348	(834)

Philippines Peso,
Expiring
8/28/2014	f	7,830,000	179,731	179,975	(244)

Russian Ruble,
Expiring
8/28/2014	a	3,805,000	108,425	105,714	2,711

South African Rand,
Expiring
8/28/2014	c	7,355,000	693,057	682,674	10,383

South Korean Won,
Expiring
8/28/2014	c	306,390,000	296,947	297,616	(669)

Turkish Lira,
Expiring
8/28/2014	f	25,000	11,836	11,591	245

Gross Unrealized Appreciation	32,144
Gross Unrealized Depreciation	(29,145)

Counterparties:

a	Barclays Bank
b	Deutsche Bank
c	Citigroup
d	Morgan Stanley Capital Services
e	JP Morgan Chase Bank
f	Credit Suisse

The following is a summary of the inputs used as of July 31, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Corporate Bonds+	-	5,224,419	-	5,224,419
Foreign Government	-	13,444,120	-	13,444,120
Mutual Funds	901,000	-	-	901,000
U.S. Treasury	-	24,998	-	24,998
Other Financial Instruments:
Financial Futures++	2,707	-	-	2,707
Forward Foreign Currency Exchange Contracts++	-	32,144	-	32,144
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(29,145)	-	(29,145)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the fund's Board.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.

With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Opportunistic Fixed Income Fund
July 31, 2014 (Unaudited)

Bonds and Notes--93.9%	Rate (%)	Date	Amount ($) [a]		Value ($)
Asset-Backed Certificates--2.1%
Dell Equipment Finance Trust,
Ser. 2014-1, Cl. D	2.68	6/22/20	1,077,000	b	1,077,000
OneMain Financial Issuance Trust,
Ser. 2014-A1, Cl. B	3.24	6/18/24	4,000,000	b	4,014,400
Springleaf Funding Trust,
Ser. 2013-AA, Cl. A	2.58	9/15/21	2,620,000	b	2,640,850
Springleaf Funding Trust,
Ser. 2013-BA, Cl. A	3.92	1/16/23	710,000	b	729,184
					8,461,434
Asset-Backed Ctfs./Auto Receivables--5.5%
Ally Master Owner Trust,
Ser. 2012-3, Cl. D	2.50	6/15/17	235,000	b,c	236,812
Ally Master Owner Trust,
Ser. 2012-1, Cl. D	3.12	2/15/17	165,000	b	166,683
American Credit Acceptance
Receivables, Ser. 2014-2, Cl. B	2.26	3/10/20	580,000	b	579,260
AmeriCredit Automobile Receivables
Trust, Ser. 2013-1, Cl. D	2.09	2/8/19	2,000,000		2,007,303
AmeriCredit Automobile Receivables
Trust, Ser. 2014-2, Cl. D	2.57	7/8/20	625,000		624,654
AmeriCredit Automobile Receivables
Trust, Ser. 2013-3, Cl. D	3.00	7/8/19	700,000		717,231
AmeriCredit Automobile Receivables
Trust, Ser. 2012-5, Cl. E	3.29	5/8/20	250,000	b	254,197
Capital Auto Receivables Asset
Trust, Ser. 2013-1, Cl. D	2.19	9/20/21	2,000,000		2,000,633

Capital Auto Receivables Asset
Trust, Ser. 2014-2, Cl. D	2.81	8/20/19	185,000		184,937
DT Auto Owner Trust,
Ser. 2013-1A, Cl. D	3.74	5/15/20	1,085,000	b	1,104,175
DT Auto Owner Trust,
Ser. 2014-1A, Cl. D	3.98	1/15/21	1,125,000	b	1,135,694
DT Auto Owner Trust,
Ser. 2013-2A, Cl. D	4.18	6/15/20	1,825,000	b	1,873,263
Exeter Automobile Receivables
Trust, Ser. 2014-1A, Cl. B	2.42	1/15/19	715,000	b	719,071
Exeter Automobile Receivables
Trust, Ser. 2013-1A, Cl. C	3.52	2/15/19	1,000,000	b	1,033,235
Exeter Automobile Receivables
Trust, Ser. 2013-2A, Cl. C	4.35	1/15/19	725,000	b	751,521
Ford Credit Floorplan Master Owner
Trust, Ser. 2013-1, Cl. D	1.82	1/15/18	300,000		301,946
Hyundai Auto Receivables Trust,
Ser. 2014-B, Cl. D	2.51	12/15/20	1,400,000		1,394,233
Prestige Auto Receivables Trust,
Ser. 2013-1A, Cl. D	3.04	7/15/20	325,000	b	328,214
Santander Drive Auto Receivables
Trust, Ser. 2013-3, Cl. C	1.81	4/15/19	850,000		853,412
Santander Drive Auto Receivables
Trust, Ser. 2013-5, Cl. C	2.25	6/17/19	575,000		579,469
Santander Drive Auto Receivables
Trust, Ser. 2013-3, Cl. D	2.42	4/15/19	605,000		611,723
Santander Drive Auto Receivables
Trust, Ser. 2014-3, Cl. D	2.65	8/17/20	4,650,000		4,634,304
Santander Drive Auto Receivables
Trust, Ser. 2013-4, Cl. D	3.92	1/15/20	235,000		247,329
					22,339,299
Asset-Backed Ctfs./Home Equity Loans--3.4%

ACE Securities,
Ser. 2006-HE2, Cl. A2C	0.32	5/25/36	1,143,875	c	985,843
ACE Securities,
Ser. 2004-HE4, Cl. M2	1.13	12/25/34	389,535	c	381,126
Asset Backed Funding Certificates,
Ser. 2006-OPT3, Cl. A3B	0.32	11/25/36	318,697	c	179,654
Asset Backed Funding Certificates,
Ser. 2007-NC1, Cl. A1	0.38	5/25/37	1,154,323	b,c	1,081,766
Bear Stearns Asset Backed
Securities, Ser. 2004-FR2,
Cl. M3	1.96	6/25/34	737,338	c	712,531
Carrington Mortgage Loan Trust,
Ser. 2006-NC2, Cl. A2	0.25	6/25/36	597,308	c	587,652
Citicorp Residential Mortgage
Securities Trust, Ser. 2006-1,
Cl. A4	5.94	7/25/36	229,111	c	239,935
Colony American Homes,
Ser. 2014-1A, Cl. E	3.05	5/17/31	1,100,000	b,c	1,079,695
First Franklin Mortgage Loan Asset
Backed Certificates,
Ser. 2006-FF5, Cl. 2A3	0.32	4/25/36	1,008,650	c	813,836
GSAMP Trust,
Ser. 2007-HE1, Cl. A2B	0.26	3/25/47	1,455,008	c	1,434,859
Home Equity Asset Trust,
Ser. 2004-7, Cl. M2	1.15	1/25/35	306,276	c	294,840
HSI Asset Securitization Corp.
Trust, Ser. 2007-WF1, Cl. 2A3	0.33	5/25/37	1,595,466	c	1,498,710
JP Morgan Mortgage Acquisition
Corp., Ser. 2006-FRE2, Cl. A3	0.34	2/25/36	193,049	c	190,226
JP Morgan Mortgage Acquisition
Corp., Ser. 2006-FRE1, Cl. A3	0.35	5/25/35	350,417	c	345,218
JP Morgan Mortgage Acquisition

Corp., Ser. 2007-CH1, Cl. AF6	5.50	11/25/36	1,324,388	c	1,340,314
JP Morgan Mortgage Acquisition
Trust, Ser. 2007-CH5, Cl. A3	0.27	5/25/37	132,376	c	129,139
JP Morgan Mortgage Acquisition
Trust, Ser. 2006-HE2, Cl. A4	0.31	7/25/36	386,802	c	371,672
Long Beach Mortgage Loan Trust,
Ser. 2004-1, Cl. M2	0.98	2/25/34	66,732	c	65,173
Nationstar Home Equity Loan Trust,
Ser. 2007-A, Cl. AV3	0.31	3/25/37	136,923	c	131,360
Residential Asset Mortgage
Products, Ser. 2007-RZ1, Cl. A2	0.32	2/25/37	1,420,458	c	1,291,297
Residential Asset Securities
Corp., Ser. 2007-KS4, Cl. A2	0.34	5/25/37	430,844	c	428,950
Securitized Asset Backed
Receivables, Ser. 2005-FR3,
Cl. M1	0.86	4/25/35	345,857	c	342,305
					13,926,101
Commercial Mortgage Pass-Through Ctfs.--10.1%
A10 Term Asset Financing,
Ser. 2013-2, Cl. A	2.62	11/15/27	900,000	b	898,554
Banc of America Commercial
Mortgage Trust, Ser. 2007-2,
Cl. AJ	5.79	4/10/49	5,930,000	c	5,920,945
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW14,
Cl. AJ	5.27	12/11/38	1,850,000		1,887,308
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-PW16,
Cl. AJ	5.90	6/11/40	1,435,000	c	1,480,418
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-PW18,
Cl. AJ	6.36	6/11/50	1,025,000	c	990,781

CGBAM Commercial Mortgage Trust,
Ser. 2013-BREH, Cl. C	2.50	5/15/30	215,000	b,c	216,211
CGBAM Commercial Mortgage Trust,
Ser. 2013-BREH, Cl. D	3.00	5/15/30	125,000	b,c	125,831
Citigroup Commercial Mortgage
Trust, Ser. 2013-375P, Cl. E	3.63	5/10/35	200,000	b,c	183,204
Citigroup Commercial Mortgage
Trust, Ser. 2007-C6, Cl. AJ	5.90	12/10/49	1,090,000	c	1,056,703
Commercial Mortgage Trust,
Ser. 2006-C8, Cl. AJ	5.38	12/10/46	5,840,000		5,903,682
Extended Stay America Trust,
Ser. 2013-ESH7, Cl. D7	5.52	12/5/31	460,000	b,c	482,972
Hilton USA Trust,
Ser. 2013-HLT, Cl. EFX	5.61	11/5/30	915,000	b,c	940,754
JP Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2014-INN, Cl. E	3.75	6/15/29	3,375,000	b,c	3,380,272
JP Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2006-CB17, Cl. AM	5.46	12/12/43	330,000		348,056
JP Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2007-LDPX, Cl. AM	5.46	1/15/49	1,300,000	c	1,378,413
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2007-LD12, Cl. AJ	6.02	2/15/51	4,280,000	c	4,471,643
Merrill Lynch Mortgage Trust,
Ser. 2006-C1, Cl. AJ	5.86	5/12/39	2,740,000	c	2,802,595
ML-CFC Commercial Mortgage Trust,
Ser. 2006-4, Cl. AJ	5.24	12/12/49	2,600,000		2,636,170
RREF,
Ser. 2013-LT2, Cl. A	2.83	5/22/28	68,310	b	68,381

Wachovia Bank Commercial Mortgage
Trust, Ser. 2006-C29, Cl. AJ		5.37	11/15/48	1,440,000	c	1,404,528
Wachovia Bank Commercial Mortgage
Trust, Ser. 2006-C24, Cl. AJ		5.66	3/15/45	1,950,000	c	2,004,881
Wachovia Bank Commercial Mortgage
Trust, Ser. 2007-C32, Cl. AJ		5.75	6/15/49	2,675,000	c	2,728,619
						41,310,921
Consumer Discretionary--.8%
CBS Outdoor,
Term B Loan		3.00	1/15/21	500,000	c	497,255
Clear Channel Worldwide Holdings,
Gtd. Notes, Ser. B		7.63	3/15/20	1,020,000		1,076,100
Gestamp Funding,
Sr. Scd. Notes	EUR	5.88	5/31/20	350,000	b	494,443
Las Vegas Sands,
Term B Loan		3.25	12/17/20	825,000	c	823,668
Numericable Group,
Sr. Scd. Bonds		6.00	5/15/22	200,000	b	201,250
Numericable Group,
Sr. Scd. Bonds		6.25	5/15/24	350,000	b	352,187
						3,444,903
Consumer Staples--.8%
Grupo Bimbo,
Sr. Unscd. Notes		3.88	6/27/24	700,000	b,d	696,766
HJ Heinz,
Term B-2 Loan		3.50	6/5/20	1,000,000	c	1,001,590
Minerva Luxembourg,
Gtd. Notes		7.75	1/31/23	1,400,000	b	1,503,250
						3,201,606
Energy--1.9%
Cimarex Energy,
Gtd. Notes		5.88	5/1/22	445,000		488,387

Pacific Rubiales Energy,
Gtd. Notes		5.38	1/26/19	1,750,000	b	1,789,375
Plains Exploration & Production,
Gtd. Notes		6.88	2/15/23	2,701,000		3,139,912
Range Resources,
Gtd. Notes		5.00	3/15/23	655,000		676,287
Templar Energy,
Second Lien Term Loan		8.00	11/25/20	980,000	c	972,650
Unit,
Gtd. Notes		6.63	5/15/21	520,000		548,600
						7,615,211
Financial--13.2%
Allianz Finance II,
Gtd. Notes	EUR	5.75	7/8/41	1,500,000	c	2,354,100
American International Group,
Jr. Sub. Debs., Ser. A3	EUR	4.88	3/15/67	2,800,000	c	3,926,486
AXA,
Jr. Sub. Notes	EUR	5.78	7/29/49	2,895,000	c	4,080,120
Bank of Ireland,
Sr. Unscd Notes	EUR	3.25	1/15/19	3,375,000	d	4,707,768
Barclays Bank,
Jr. Sub. Notes	EUR	4.88	12/29/49	6,970,000	c,d	9,157,225
Credit Suisse Group,
Sub. Notes		6.50	8/8/23	1,600,000	b	1,772,000
General Electric Capital,
Sub. Debs.		6.38	11/15/67	3,800,000	c	4,238,900
Hockey Merger Sub 2,
Sr. Unscd. Notes		7.88	10/1/21	1,490,000	b	1,534,700
Hub Holdings,
Sr. Unscd. Notes		8.13	7/15/19	1,425,000	b	1,414,313
Intesa Sanpaolo,
Bank Gtd. Bonds		2.38	1/13/17	2,350,000		2,377,638

Intesa Sanpaolo,
Gtd. Notes		5.02	6/26/24	3,000,000	b	2,973,561
Intesa Sanpaolo,
Bank Gtd. Bonds		5.25	1/12/24	2,000,000		2,160,376
Lloyds Banking Group,
Jr. Sub. Bonds		7.50	4/30/49	2,373,000	c,d	2,497,583
Royal Bank of Scotland,
Sub. Notes		9.50	3/16/22	1,960,000	c	2,282,685
Royal Bank of Scotland Group,
Sub. Notes		6.00	12/19/23	2,015,000		2,146,577
United Overseas Bank,
Sub. Notes		3.75	9/19/24	1,650,000	c	1,657,838
ZFS Finance (USA) Trust V,
Jr. Sub. Cap. Secs.		6.50	5/9/67	4,367,000	b,c	4,705,443
						53,987,313
Foreign/Governmental--35.4%
Argentine Government,
Sr. Unscd. Bonds		0.00	12/15/35	3,525,000	c	321,656
Argentine Government,
Bonds, Ser. X		7.00	4/17/17	140,000		128,450
Argentine Government,
Sr. Unscd. Notes, Ser. NY		8.28	12/31/33	1,600,000	d	2,002,738
Brazilian Government,
Bonds	BRL	6.00	8/15/18	7,150,000	e	8,051,355
Brazilian Government,
Sr. Notes, Ser. F	BRL	10.00	1/1/17	60,550,000		26,131,819
Caixa Economical Federal,
Sr. Unscd. Notes		4.25	5/13/19	4,000,000	b,d	4,010,000
Colombian Government,
Bonds, Ser. B	COP	10.00	7/24/24	13,600,000,000		8,971,060
Comision Federal de Electricidad,
Sr. Unscd. Notes		4.88	1/15/24	1,635,000	b	1,729,013

Eurasian Development Bank,
Sr. Unscd. Notes		5.00	9/26/20	1,340,000	b	1,373,500
Italian Government,
Bonds	EUR	2.50	5/1/19	7,225,000		10,232,837
Italian Government,
Bonds	EUR	4.50	5/1/23	1,750,000		2,718,686
Kenyan Government,
Notes		5.88	6/24/19	675,000	b	697,073
Korea Land & Housing,
Sr. Unscd. Notes		1.88	8/2/17	1,450,000	b	1,455,659
Mexican Government,
Bonds, Ser. M 10	MXN	7.75	12/14/17	90,920,000		7,641,771
New Zealand Government,
Sr. Unscd. Bonds, Ser. 420	NZD	3.00	4/15/20	19,050,000		15,276,655
Nigerian Government,
Treasury Bills	NGN	0.00	8/7/14	40,100,000	f	247,480
Nigerian Government,
Treasury Bills	NGN	0.00	10/9/14	9,000,000	f	54,533
Nigerian Government,
Treasury Bills, Ser. 364	NGN	0.00	11/6/14	292,200,000	f	1,757,966
Nigerian Government,
Treasury Bills, Ser. 364	NGN	0.00	11/20/14	620,900,000	f	3,714,344
Nigerian Government,
Treasury Bills, Ser. 364	NGN	0.00	12/4/14	4,500,000	f	26,760
Nigerian Government,
Treasury Bills	NGN	0.00	1/8/15	269,000,000	f	1,585,978
Nigerian Government,
Treasury Bills	NGN	0.00	3/5/15	184,000,000	f	1,065,937
Petroleos de Venezuela,
Sr. Unscd. Notes		4.90	10/28/14	7,500,000	d	7,491,000
Portuguese Government,
Sr. Unscd. Bonds	EUR	5.65	2/15/24	8,100,000	b	12,602,724

Spanish Government,
Bonds	EUR	3.75	10/31/18	13,343,000		19,928,203
United Kingdom Gilt,
Unscd. Bonds	GBP	3.25	1/22/44	3,593,000		5,999,857
						145,217,054
Health Care--1.0%
Biomet,
Gtd. Notes		6.50	8/1/20	755,000		816,268
DaVita HealthCare Partners,
Term B Loan		3.50	6/18/21	1,400,000	c	1,399,279
DaVita HealthCare Partners,
Gtd. Notes		5.13	7/15/24	1,325,000		1,307,609
Valeant Pharmaceuticals
International, Term D2 Loan		3.75	2/13/19	714,269	c	713,601
						4,236,757
Industrial--.4%
Abengoa Finance,
Gtd. Notes		7.75	2/1/20	1,580,000	b	1,734,050
Information Technology--.1%
First Data,
Gtd. Notes		11.75	8/15/21	237,000		277,883
Materials--1.5%
ABC Supply,
Term B Loan		3.50	4/16/20	1,600,000	c	1,590,144
Anglo American Capital,
Gtd. Notes		4.13	4/15/21	350,000	b	357,806
Ardagh Packaging Finance,
Sr. Scd. Notes		3.23	12/15/19	1,315,000	b,c	1,291,988
Ardagh Packaging Finance,
Gtd. Notes		6.75	1/31/21	525,000	b,d	525,000
Axalta Coating,
Term Loan		4.00	2/1/20	825,000	c	821,609

FMG Resources August 2006 Pty,
Term B Loan	4.25	6/30/19	822,927	c	819,611
TMK OAO,
Sr. Unscd. Notes	7.75	1/27/18	550,000	d	554,125
					5,960,283
Municipal Bonds--.6%
Chattanooga-Hamilton County
Hospital Authority, HR
(Erlanger Medical Center)
(Insured; National Public
Finance Guarantee Corp.)	0.39	10/1/27	1,675,000	c	1,465,625
Puerto Rico Commonwealth Aqueduct
and Sewer Authority, Senior
Lien Revenue	5.25	7/1/42	1,490,000		1,016,746
					2,482,371
Residential Mortgage Pass-Through Ctfs.--2.2%
Bear Stearns ALT-A Trust,
Ser. 2005-4, Cl. 24A1	2.49	5/25/35	1,797,955	c	1,781,326
Bear Stearns Asset
Backed-Securities,
Ser. 2005-AC3, Cl. 2A1	5.25	6/25/20	1,259,350		1,200,836
Connecticut Avenue Securities,
Ser. 2014-C02, Cl. 1M2	2.76	5/25/24	1,840,000	c	1,754,817
Countrywide Alternative Loan
Trust, Ser. 2004-4CB, Cl. 1A5	5.50	4/25/34	144,129		150,267
Countrywide Alternative Loan
Trust, Ser. 2004-18CB, Cl. 4A1	5.50	9/25/34	311,183		330,087
CS First Boston Commercial
Mortgage Trust, Ser. 2005-8,
Cl. 9A4	5.50	9/25/35	958,938		888,730
Structured Asset Securities Corp.
Mortgage Pass-through

Certificates, Ser. 2004-11XS,
Cl. 1A5A		6.25	6/25/34	180,000	c	186,125
WaMu Mortgage Pass-Through
Certificates, Ser. 2006-AR16,
Cl. 2A1		2.04	12/25/36	2,143,988	c	1,875,335
Wells Fargo Mortgage Backed
Securities, Ser. 2005-AR12,
Cl. 2A11		2.62	6/25/35	987,027	c	986,237
						9,153,760
Telecommunication Services--2.5%
Alcatel-Lucent USA,
Sr. Unscd. Debs.		6.45	3/15/29	1,750,000		1,697,500
Altice,
Sr. Scd. Notes		7.75	5/15/22	400,000	b	410,000
Digicel Group,
Sr. Unscd. Notes		8.25	9/30/20	2,025,000	b	2,192,063
T-Mobile USA,
Gtd. Notes		6.13	1/15/22	275,000		283,938
T-Mobile USA,
Gtd. Notes		6.50	1/15/24	670,000	d	700,150
Virgin Media Secured Finance,
Sr. Scd. Notes	GBP	6.00	4/15/21	820,000	b	1,429,057
West,
Gtd. Notes		5.38	7/15/22	2,450,000	b	2,382,625
Wind Acquisition Finance,
Gtd. Notes		7.38	4/23/21	1,175,000	b	1,227,875
						10,323,208
U.S. Government Agencies/Mortgage-Backed--.1%
Government National Mortgage Association I:
Ser. 2011-53 (Interest
Only) 0.75%, 5/16/51				1,132,712	c,g	49,546
Ser. 2012-125 (Interest

Only) 0.86%, 2/16/53	4,565,265	c,g	313,935
Ser. 2011-77 (Interest
Only) 1.21%, 4/16/42	914,765	c,g	47,407
			410,888
U.S. Government Securities--12.3%
U.S. Treasury Inflation-Protected Securities,
Notes, 0.13%, 4/15/19	49,459,082	d,h	50,529,426
Total Bonds and Notes
(cost $381,371,402)			384,612,468
	Face Amount
	Covered by
Options Purchased--.3%	Contracts ($)		Value ($)
Call Options--.1%
5-Year USD LIBOR-BBA,
October 2014 @ $1.88	52,500,000		147,772
30-Year USD LIBOR-BBA,
October 2014 @ $3.41	13,100,000		360,517
New Zealand Dollar,
September 2014 @ $0.80	4,300,000		4,502
			512,791
Put Options--.2%
5-Year USD LIBOR-BBA,
October 2014 @ $1.88	52,500,000		417,328
10-Year USD LIBOR-BBA,
November 2015 @ $ 5.80	1,500,000		655
30-Year USD LIBOR-BBA,
October 2014 @ $3.41	13,100,000		173,128
Eurodollar,
December 2014 @ $97.50	1,425,000		153,188
			744,299
Total Options Purchased
(cost $1,659,665)			1,257,090

	Principal
Short-Term Investments--.4%	Amount ($)		Value ($)
U.S. Treasury Bills;
0.03%, 11/13/14
(cost $1,659,839)	1,660,000	[i]	1,659,844

Other Investment--4.5%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $18,377,597)	18,377,597	[j]	18,377,597
Investment of Cash Collateral for
Securities Loaned--5.4%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $22,248,933)	22,248,933	[j]	22,248,933
Total Investments (cost $425,317,436)	104.5%		428,155,932
Liabilities, Less Cash and Receivables	(4.5%)		(18,543,121)
Net Assets	100.0%		409,612,811

BBA--British Bankers Association
LIBOR--London Interbank Offered Rate
USD--US Dollar

a	Principal amount stated in U.S. Dollars unless otherwise noted.
BRL--Brazilian Real
COP--Colombian Peso
EUR--Euro
GBP--British Pound
MXN--Mexican New Peso
NGN--Nigerian Naira
NZD--New Zealand Dollar
b	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2014, these securities were valued at $75,956,920 or 18.5% of net assets.
c	Variable rate security--interest rate subject to periodic change.
d	Security, or portion thereof, on loan. At July 31, 2014, the value of the fund's securities on loan was $68,571,615 and the value of the collateral held by the fund was $72,441,282, consisting of cash collateral of $22,248,933 and
U.S. Government & Agency securities valued at $50,192,349.
e	Principal amount for accrual purposes is periodically adjusted based on changes in the Brazilian Consumer Price
Index.
f	Security issued with a zero coupon. Income is recognized through the accretion of discount.
g	Notional face amount shown.
h	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
i	Held by or on behalf of a counterparty for open financial futures contracts.
j	Investment in affiliated money market mutual fund.

At July 31, 2014, net unrealized appreciation on investments was $2,883,354 of which $4,300,476 related to appreciated investment securities and $1,417,122 related to depreciated investment securities. At July 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Foreign/Governmental	35.4
Corporate Bonds	22.2
U.S. Government and Agency/Mortgage-Backed	12.4
Asset-Backed	11.0
Short-Term/Money Market Investments	10.3
Commercial Mortgage-Backed	10.1
Residental Mortgage-Backed	2.2
Municipal Bonds	.6
Options Purchased	.3
104.5

† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
July 31, 2014 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 7/31/2014 ($)

Financial Futures Long
U.S. Treasury Ultra Long Bonds	146	22,023,188	September 2014	161,049

Financial Futures Short
Long Gilt	140	(26,160,625)	September 2014	(31,874)
U.S. Treasury 2 Year Notes	258	(56,610,038)	September 2014	21,873
U.S. Treasury 5 Year Notes	182	(21,627,856)	September 2014	60,634
U.S. Treasury 10 Year Notes	205	(25,544,922)	September 2014	(32,234)
U.S. Treasury Long Bonds	9	(1,236,656)	September 2014	(14,077)

Gross Unrealized Appreciation				243,556
Gross Unrealized Depreciation				(78,185)

STATEMENT OF OPTIONS WRITTEN
July 31, 2014 (Unaudited)

	Face Amount
	Covered by
	Contracts ($)	Value ($)
Put Options;
Eurodollar,
December 2014 @ $97	1,425,000	(39,188)
(premiums received $84,046)

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
July 31, 2014 (Unaudited)

		Foreign			Unrealized
Forward Foreign Currency		Currency			Appreciation
Exchange Contracts		Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Australian Dollar,
Expiring
8/28/2014	a	11,635,000	10,912,350	10,790,892	(121,458)

Brazilian Real,
Expiring
8/4/2014	b	24,010,000	10,798,291	10,571,072	(227,219)

Indian Rupee,
Expiring
8/28/2014	c	951,705,000	15,810,529	15,619,534	(190,995)

Malaysian Ringgit,
Expiring
8/28/2014	c	5,125,000	1,614,651	1,599,853	(14,798)

Norwegian Krone,
Expiring:
8/28/2014	d	89,910,000	14,435,837	14,287,934	(147,903)
8/28/2014	e	8,630,000	1,384,760	1,371,426	(13,334)

Polish Zloty,
Expiring:
8/28/2014	a	21,390,000	6,890,109	6,842,577	(47,532)
8/28/2014	c	3,415,000	1,101,133	1,092,445	(8,688)

South African Rand,

Expiring
8/28/2014 e	1,570,000	146,332	145,724	(608)

Taiwan New Dollar,
Expiring
8/28/2014 f	50,000,000	1,670,565	1,667,533	(3,032)

Sales:		Proceeds ($)
Australian Dollar,
Expiring
8/28/2014 e	3,160,000	2,966,605	2,930,745	35,860

Brazilian Real,
Expiring:
8/4/2014 c	24,010,000	10,698,213	10,571,072	127,141
9/3/2014 b	32,380,000	14,439,564	14,126,701	312,863
9/3/2014 e	32,360,000	14,227,303	14,117,976	109,327

British Pound,
Expiring
8/28/2014 e	4,470,000	7,592,876	7,544,946	47,930

Canadian Dollar,
Expiring
8/28/2014 b	4,275,000	3,953,831	3,918,013	35,818

Colombian Peso,
Expiring:
8/28/2014 c	11,870,265,000	6,415,839	6,304,605	111,234
8/28/2014 f	6,402,115,000	3,459,668	3,400,329	59,339

Euro,
Expiring:
8/1/2014 c	2,881,358	3,857,476	3,858,273	(797)

8/28/2014	a	12,695,000	17,065,952	17,000,711	65,241
8/28/2014	b	8,175,000	10,988,181	10,947,681	40,500
8/28/2014	c	2,930,000	3,931,723	3,923,756	7,967
8/28/2014	d	3,330,000	4,475,919	4,459,422	16,497
8/28/2014	e	16,560,000	22,250,271	22,176,587	73,684
8/28/2014	f	3,385,000	4,549,542	4,533,077	16,465
8/28/2014	g	5,200,000	6,989,424	6,963,663	25,761
8/28/2014	h	2,780,000	3,737,223	3,722,881	14,342

Hungarian Forint,
Expiring
8/28/2014	a	1,846,760,000	7,984,292	7,869,329	114,963

Japanese Yen,
Expiring
8/28/2014	b	403,735,000	3,963,938	3,925,546	38,392

New Zealand Dollar,
Expiring
8/28/2014	d	36,605,000	31,213,016	31,008,563	204,453

South African Rand,
Expiring:
8/1/2014	e	1,567,451	146,737	146,176	561
8/28/2014	a	21,215,000	1,989,721	1,969,128	20,593
8/28/2014	c	63,390,000	5,973,198	5,883,716	89,482

Swedish Krona,
Expiring
8/28/2014	c	108,655,000	15,900,228	15,749,230	150,998

Swiss Franc,
Expiring
8/28/2014	e	3,710,000	4,106,115	4,083,150	22,965

Turkish Lira,
Expiring:
8/28/2014 a	8,790,000	4,162,769	4,075,661	87,108
8/28/2014 f	7,030,000	3,328,520	3,259,602	68,918

Gross Unrealized Appreciation				1,898,402
Gross Unrealized Depreciation				(776,364)

Counterparties:

a	JP Morgan Chase Bank
b	Morgan Stanley Capital Services
c Citigroup
d	Credit Suisse
e	Goldman Sachs International
f	Deutsche Bank
g	Royal Bank of Scotland
h	UBS

				Implied			Upfront	Unrealized
Notional	Reference			Credit	(Pay) /Receive	Market	Premiums (Receivable)	Appreciation
Amount	Entity	Counterparty	Fixed Rate (%)	Spread (%)	Expriration	Value	Payable ($)	(Depreciation) ($)	Buy / Sell
58,000,000	ITRAXX Europe Crossover Series 21	Barclays	(1.00)		6/20/2019	(1,072,575.93)	(1,100,321.60)	27,746	Buy
10,000,000	Markit CMBX.NA.BBB Series 7	Deutsche	3.00		1/17/2047	(125,750.67)	(22,407.03)	(103,344)	Sell
22,100,000	ITRAXX Europe Crossover Series 21	Goldman, Sachs & Co.	5.00		6/20/2019	3,262,944.04	3,319,847.42	(56,903)	Sell

				Implied			Upfront	Unrealized
Notional	Reference		(Pay) /Receive	Credit		Market	Premiums (Receivable)	Appreciation
Amount ($)	Entity	Counterparty	Fixed Rate (%)	Spread (%)	Expriration	Value	Payable ($)	(Depreciation) ($)
33,000,000	USD - 3 Month Libor	J.P. Morgan Chase	(2.31)	N/A	6/15/2021	(430,798.55)		(430,799)
33,000,000	USD - 3 Month Libor	J.P. Morgan Chase	(0.90)	N/A	3/13/2021	(3,398.17)		(3,398)
38,000,000	USD - 3 Month Libor	Goldman, Sachs & Co.	(2.82)	N/A	4/1/2024	(865,055.80)		(865,056)
12,350,000	USD - 6 Month Libor	Citibank	(2.69)	N/A	6/5/2024	(55,922.49)		(55,923)
94,900,000	MXN - 28 Day Libor	Deutsche	6.74	N/A	1/2/2024	326,285.27		326,285
244,400,000	MXN - 28 Day Libor	J.P. Morgan Chase	3.80	N/A	1/10/2017	(273,965.87)		(273,966)
16,900,000	MXN - 28 Day Libor	Deutsche	6.47	N/A	4/23/2024	29,920.14		29,920
33,600,000	MXN - 28 Day Libor	Deutsche	(4.67)	N/A	5/2/2017	(26,442.90)		(26,443)
5,000,000	NZD - 6 Month Libor	Deutsche	4.37	N/A	4/28/2017	(9,543.73)		(9,544)
75,000,000	USD - 6 Month Libor	Goldman, Sachs & Co.	(0.23)	N/A	7/11/2019	282,434.53		282,435
76,300,000	USD - 6 Month Libor	Goldman, Sachs & Co.	(0.66)	N/A	7/21/2016	67,275.35		67,275
26,700,000	NZD - 6 Month Libor	Deutsche	4.54	N/A	7/21/2019	59,432.07		59,432
44,700,000	GBP - 6 Month Libor	Deutsche	1.32	N/A	7/17/2016	(16,461.25)		(16,461)
66,000,000	USD - 6 Month Libor	Deutsche	(1.82)	N/A	7/31/2019	204,606.72		204,607
4,800,000	GBP - 6 Month Libor	Goldman, Sachs & Co.	3.22	N/A	7/15/2044	203,636.55		203,637
10,700,000	NZD - 6 Month Libor	Deutsche	4.42	N/A	8/1/2019	(27,264.47)		(27,264)

Gross Unrealized Appreciation								1,201,337
Gross Unrealized Depreciation								(1,869,101)

GBP -- British Pound
LIBOR -- London Interbank Offered Rate
MXN -- Mexican New Peso
NZD - New Zealand Dollar
USD -- US Dollar

The following is a summary of the inputs used as of July 31, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	44,726,834	-	44,726,834
Commercial Mortgage-Backed	-	41,310,921	-	41,310,921
Corporate Bonds+	-	90,781,214	-	90,781,214
Foreign Government	-	145,217,054	-	145,217,054
Municipal Bonds+	-	2,482,371	-	2,482,371
Mutual Funds	40,626,530	-	-	40,626,530
Residential Mortgage-Backed	-	9,153,760	-	9,153,760
U.S. Government Agencies/Mortgage-Backed	-	410,888	-	410,888
U.S. Treasury	-	52,189,270	-	52,189,270
Other Financial Instruments:
Financial Futures++	243,556	-	-	243,556
Forward Foreign Currency Exchange Contracts++	-	1,898,402	-	1,898,402
Options Purchased	-	1,257,090	-	1,257,090
Swaps++	-	1,201,337	-	1,201,337
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(78,185)	-	-	(78,185)
Forward Foreign Currency Exchange Contracts++	-	(776,364)	-	(776,364)
Options Written	-	(39,188)	-	(39,188)
Swaps++	-	(1,869,101)	-	(1,869,101)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the fund's Board.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end July 31, 2014 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received.

Swap Transactions: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for the interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap transactions in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Centrally Cleared Swaps:

Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change, The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund enters into these agreements for a variety of reasons, including to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Interest rate swaps are valued daily and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the fund records a realized gain or loss equal to the difference between the current realized value and the expected cash flows.
The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced company, obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these contracts are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation reflected in the Statement of

Assets and Liabilities. Notional amounts of all credit default swap agreements are disclosed in the following chart, which summarizes open credit default swaps on index issues entered into by the fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities.

GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Tax Managed Growth Fund
July 31, 2014 (Unaudited)

Common Stocks--99.7%	Shares	Value ($)
Banks--1.1%
Wells Fargo & Co.	42,700	2,173,430
Capital Goods--2.4%
Caterpillar	20,600	2,075,450
United Technologies	23,400	2,460,510
		4,535,960
Consumer Services--2.3%
McDonald's	46,150	4,363,944
Diversified Financials--7.6%
American Express	23,700	2,085,600
BlackRock	10,600	3,230,138
Franklin Resources	58,800	3,184,020
JPMorgan Chase & Co.	85,300	4,919,251
State Street	14,000	986,160
		14,405,169
Energy--17.0%
Chevron	61,600	7,961,184
ConocoPhillips	37,800	3,118,500
EOG Resources	13,400	1,466,496
Exxon Mobil	101,912	10,083,173
Imperial Oil	47,400	2,433,516
Occidental Petroleum	59,700	5,833,287
Total, ADR	21,300	1,373,850
		32,270,006
Food & Staples Retailing--2.4%
Walgreen	47,400	3,259,698
Whole Foods Market	36,000	1,375,920
		4,635,618
Food, Beverage & Tobacco--20.9%
Altria Group	109,000	4,425,400
Coca-Cola	225,600	8,863,824

Diageo, ADR	17,100		2,055,762
Kraft Foods Group	9,523		510,290
Mondelez International, Cl. A	53,571		1,928,556
Nestle, ADR	74,650		5,535,298
PepsiCo	40,300		3,550,430
Philip Morris International	122,300		10,029,823
SABMiller	51,850		2,824,639
			39,724,022
Health Care Equipment & Services--1.6%
Abbott Laboratories	71,100		2,994,732
Household & Personal Products--4.5%
Estee Lauder, Cl. A	44,600		3,276,316
Procter & Gamble	69,100		5,342,812
			8,619,128
Insurance--1.0%
ACE	20,000		2,002,000
Materials--2.2%
Freeport-McMoRan	44,600		1,660,012
Praxair	19,500		2,498,730
			4,158,742
Media--4.4%
Comcast, Cl. A	47,400		2,546,802
News Corp., Cl. A	9,000	a	158,850
Time Warner Cable	8,300		1,204,330
Twenty-First Century Fox, Cl. A	36,000		1,140,480
Walt Disney	37,900		3,254,852
			8,305,314
Pharmaceuticals, Biotech & Life Sciences--12.8%
AbbVie	71,100		3,721,374
Gilead Sciences	20,000	a	1,831,000
Johnson & Johnson	62,400		6,245,616
Merck & Co.	17,000		964,580
Novartis, ADR	28,600		2,486,484
Novo Nordisk, ADR	99,500		4,581,975
Roche Holding, ADR	123,400		4,482,505
			24,313,534
Retailing--1.7%

Wal-Mart Stores	42,700	3,141,866
Semiconductors & Semiconductor Equipment--3.5%
Intel	81,600	2,765,424
Texas Instruments	71,000	3,283,750
Xilinx	17,100	703,323
		6,752,497
Software & Services--5.3%
Automatic Data Processing	33,200	2,699,492
International Business Machines	26,900	5,155,923
Oracle	57,500	2,322,425
		10,177,840
Technology Hardware & Equipment--7.1%
Apple	112,700	10,770,739
QUALCOMM	37,500	2,763,750
		13,534,489
Transportation--1.9%
Canadian Pacific Railway	18,900	3,590,055
Total Common Stocks
(cost $121,308,618)		189,698,346

Other Investment--.4%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $684,473)	684,473 [b]	684,473
Total Investments (cost $121,993,091)	100.1%	190,382,819
Liabilities, Less Cash and Receivables	(.1%)	(97,608)
Net Assets	100.0%	190,285,211

ADR - American Depository Receipts

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At July 31, 2014, net unrealized appreciation on investments was $68,389,728 of which $68,858,664 related to appreciated investment securities and $468,936 related to depreciated investment securities. At July 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Food, Beverage & Tobacco	20.9
Energy	17.0
Pharmaceuticals, Biotech & Life Sciences	12.8
Diversified Financials	7.6
Technology Hardware & Equipment	7.1
Software & Services	5.3
Household & Personal Products	4.5
Media	4.4
Semiconductors & Semiconductor Equipment	3.5
Capital Goods	2.4
Food & Staples Retailing	2.4
Consumer Services	2.3
Materials	2.2
Transportation	1.9
Retailing	1.7
Health Care Equipment & Services	1.6
Banks	1.1
Insurance	1.0
Money Market Investment	.4
100.1

†	Based on net assets.

The following is a summary of the inputs used as of July 31, 2014 in valuing the fund's investments:

				Level 3 -
	Level 1 -	Level 2 - Other		Significant
	Unadjusted Quoted	Significant		Unobservable
Assets ($)	Prices	Observable Inputs		Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	160,334,262	-		-	160,334,262
Equity Securities - Foreign Common Stocks+	26,539,445	2,824,639	++	-	29,364,084
Mutual Funds	684,473	-		-	684,473

+ See Statement of Investments for additional detailed categorizations.
++ Securities classified within Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus U.S. Treasury Reserves

July 31, 2014 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Treasury Bills--32.6%	of Purchase (%)	Amount ($)	Value ($)
9/25/14	0.08	30,000,000	29,996,562
1/29/15	0.06	50,000,000	49,986,174
Total U.S. Treasury Bills
(cost $79,982,736)			79,982,736

U.S. Treasury Notes--10.2%
10/15/14
(cost $25,019,643)	0.11	25,000,000	25,019,643

Repurchase Agreements--57.0%
Citigroup Global Markets Holdings Inc.
dated 7/31/14, due 8/1/14 in the amount of
$40,000,067 (fully collateralized by $39,917,100 U.S.
Treasury Inflation Protected Securities, 0.13%, due
1/15/23, value $40,800,023)	0.06	40,000,000	40,000,000
Goldman, Sachs & Co.
dated 7/31/14, due 8/1/14 in the amount of
$30,000,025 (fully collateralized by $30,520,400 U.S.
Treasury Notes, 0.25%-0.88%, due 9/30/14-12/31/16,
value $30,600,018)	0.03	30,000,000	30,000,000
HSBC USA Inc.
dated 7/31/14, due 8/1/14 in the amount of
$40,000,078 (fully collateralized by $38,480,000 U.S.
Treasury Notes, 2.75%, due 2/15/19, value $40,804,981)	0.07	40,000,000	40,000,000
JPMorgan Chase & Co.
dated 7/31/14, due 8/1/14 in the amount of
$30,000,050 (fully collateralized by $30,555,000 U.S.
Treasury Notes, 0.25%, due 5/31/15, value $30,604,701)	0.06	30,000,000	30,000,000
Total Repurchase Agreements
(cost $140,000,000)			140,000,000

Total Investments (cost $245,002,379)	99.8%	245,002,379
Cash and Receivables (Net)	.2%	410,249
Net Assets	100.0%	245,412,628

At July 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The following is a summary of the inputs used as of July 31, 2014 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	245,002,379
Level 3 - Significant Unobservable Inputs	-
Total	245,002,379

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund's Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 22, 2014

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    September 22, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)